UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	10/30/21

ITEM 1.        REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	October 31, 2021

Invesco American Value Fund

Nasdaq:

A: MSAVX ∎ C: MSVCX ∎ R: MSARX ∎ Y: MSAIX ∎ R5: MSAJX ∎ R6: MSAFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.88%
Class C Shares	2.50
Class R Shares	2.77
Class Y Shares	3.02
Class R5 Shares	3.06
Class R6 Shares	3.09
S&P 500 Index▼ (Broad Market Index)	10.91
Russell Midcap Value Index▼ (Style-Specific Index)	5.08
Lipper Mid-Cap Value Funds Index◾ (Peer Group Index)	3.38

Source(s): ▼RIMES Technologies Corp.; ◾Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco American Value Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	9.16%
10 Years	10.06
5 Years	9.13
1 Year	41.13

Class C Shares
Inception (10/18/93)	9.13%
10 Years	10.04
5 Years	9.58
1 Year	47.35

Class R Shares
Inception (3/20/07)	7.19%
10 Years	10.41
5 Years	10.10
1 Year	49.02

Class Y Shares
Inception (2/7/06)	8.40%
10 Years	10.96
5 Years	10.64
1 Year	49.76

Class R5 Shares
Inception (6/1/10)	11.12%
10 Years	11.09
5 Years	10.75
1 Year	49.93

Class R6 Shares
10 Years	11.12%
5 Years	10.82
1 Year	49.99

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco American Value Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.12%
Aerospace & Defense–1.92%
Curtiss-Wright Corp.	293,139	$37,427,988

Agricultural & Farm Machinery–2.13%
AGCO Corp.(b)	339,938	41,543,823

Airlines–1.88%
Frontier Group Holdings, Inc.(b)(c)	1,415,964	22,159,837

Southwest Airlines Co.(b)(c)	305,558	14,446,782

		36,606,619

Apparel, Accessories & Luxury Goods–3.57%
Ralph Lauren Corp.	295,869	37,625,660

Tapestry, Inc.	822,213	32,049,863

		69,675,523

Auto Parts & Equipment–2.39%
Lear Corp.	271,264	46,616,718

Broadcasting–1.33%
Nexstar Media Group, Inc., Class A	172,812	25,909,703

Building Products–2.01%
Johnson Controls International PLC	534,703	39,231,159

Casinos & Gaming–1.46%
Bally’s Corp.(c)	623,177	28,547,738

Communications Equipment–1.86%
Ciena Corp.(c)	669,209	36,331,357

Construction Machinery & Heavy Trucks–2.16%
Oshkosh Corp.	394,196	42,178,972

Consumer Finance–2.78%
Ally Financial, Inc.	1,135,892	54,227,484

Copper–1.28%
Freeport-McMoRan, Inc.	660,822	24,926,206

Data Processing & Outsourced Services–1.50%
Sabre Corp.(b)(c)	2,811,210	29,180,360

Distributors–2.07%
LKQ Corp.(c)	732,678	40,355,904

Diversified Chemicals–2.46%
Eastman Chemical Co.	461,287	47,987,687

Electric Utilities–4.72%
Entergy Corp.	341,657	35,197,504

Evergy, Inc.(b)	440,056	28,053,570

Exelon Corp.	540,814	28,765,897

		92,016,971

Electrical Components & Equipment–3.20%
Vertiv Holdings Co.(b)	2,433,411	62,489,994

Electronic Equipment & Instruments–2.05%
Vontier Corp.	1,183,558	40,039,767

	Shares	Value

Food Distributors–2.27%
Performance Food Group Co.(b)(c)	980,871	$44,364,795

Health Care Distributors–1.88%
Henry Schein, Inc.(c)	480,094	36,655,177

Health Care Facilities–3.22%
Encompass Health Corp.	513,806	32,657,509

Universal Health Services, Inc., Class B	243,037	30,160,892

		62,818,401

Hotel & Resort REITs–2.33%
Host Hotels & Resorts, Inc.(c)	2,695,219	45,360,536

Hotels, Resorts & Cruise Lines–2.47%
Wyndham Hotels & Resorts, Inc.	570,167	48,162,007

Industrial Machinery–1.79%
Kennametal, Inc.(b)	878,762	34,930,790

Industrial REITs–1.50%
First Industrial Realty Trust, Inc.	501,014	29,174,045

Insurance Brokers–3.07%
Arthur J. Gallagher & Co.	357,189	59,889,880

Investment Banking & Brokerage–1.86%
Stifel Financial Corp.	498,503	36,325,914

Life & Health Insurance–4.09%
Athene Holding Ltd., Class A(c)	917,232	79,808,356

Managed Health Care–2.01%
Centene Corp.(c)	551,759	39,307,311

Marine–1.90%
Kirby Corp.(c)	708,781	37,147,212

Oil & Gas Exploration & Production–6.93%
Devon Energy Corp.	2,028,203	81,290,376

Pioneer Natural Resources Co.	288,194	53,886,514

		135,176,890

Other Diversified Financial Services–3.07%
Voya Financial, Inc.	858,869	59,923,290

Paper Packaging–1.89%
WestRock Co.	766,378	36,862,782

Regional Banks–10.61%
Huntington Bancshares, Inc.	3,320,116	52,258,626

KeyCorp	2,325,729	54,119,714

Wintrust Financial Corp.	553,079	48,947,491

Zions Bancorporation N.A.	818,995	51,588,495

		206,914,326

Residential REITs–3.03%
American Homes 4 Rent, Class A	710,824	28,859,454

UDR, Inc.	546,224	30,331,819

		59,191,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco American Value Fund

	Shares	Value

Semiconductor Equipment–1.52%
MKS Instruments, Inc.	197,220	$29,592,861

Soft Drinks–1.91%
Coca-Cola Europacific Partners PLC (United Kingdom)	709,315	37,345,435

Total Common Stocks & Other Equity Interests (Cost $1,345,885,920)		1,914,245,254

Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	12,502,894	12,502,894

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	14,251,259	14,255,534

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	14,289,022	14,289,022

Total Money Market Funds (Cost $41,045,309)		41,047,450

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $1,386,931,229)		1,955,292,704

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.00%
Invesco Private Government Fund, 0.02%(d)(e)(f)	17,582,559	$17,582,559

Invesco Private Prime Fund, 0.11%(d)(e)(f)	41,009,568	41,025,972

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,608,531)		58,608,531

TOTAL INVESTMENTS IN SECURITIES–103.22% (Cost $1,445,539,760)		2,013,901,235

OTHER ASSETS LESS LIABILITIES–(3.22)%		(62,874,139)

NET ASSETS–100.00%		$1,951,027,096

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,156,744	$40,481,229	$(42,135,079)	$-	$-	$12,502,894	$1,675
Invesco Liquid Assets Portfolio, Institutional Class	15,093,238	28,915,163	(29,751,495)	(1,051)	(321)	14,255,534	743
Invesco Treasury Portfolio, Institutional Class	16,179,136	46,264,261	(48,154,375)	-	-	14,289,022	749
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	147,909,271	(130,326,712)	-	-	17,582,559	1,867	*
Invesco Private Prime Fund	-	263,407,336	(222,381,364)	-	-	41,025,972	26,589	*
Total	$45,429,118	$526,977,260	$(472,749,025)	$(1,051)	$(321)	$99,655,981	$31,623

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco American Value Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Financials	25.48%
Industrials	16.99
Consumer Discretionary	11.96
Health Care	7.11
Energy	6.93
Information Technology	6.93
Real Estate	6.86
Materials	5.63
Utilities	4.72
Consumer Staples	4.18
Communication Services	1.33
Money Market Funds Plus Other Assets Less Liabilities	1.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco American Value Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,345,885,919)*	$1,914,245,254
Investments in affiliated money market funds, at value (Cost $99,653,841)	99,655,981
Receivable for:
Investments sold	8,686,071
Fund shares sold	379,834
Dividends	538,224
Investment for trustee deferred compensation and retirement plans	339,622
Other assets	70,673
Total assets	2,023,915,659

Liabilities:
Payable for:
Investments purchased	10,504,952
Fund shares reacquired	1,801,203
Collateral upon return of securities loaned	58,608,531
Accrued fees to affiliates	1,172,859
Accrued other operating expenses	341,698
Trustee deferred compensation and retirement plans	459,320
Total liabilities	72,888,563
Net assets applicable to shares outstanding	$1,951,027,096

Net assets consist of:
Shares of beneficial interest	$1,278,455,989
Distributable earnings	672,571,107
$1,951,027,096

Net Assets:

Class A	$1,605,214,041
Class C	$ 60,312,011
Class R	$ 64,031,159
Class Y	$ 146,487,856
Class R5	$ 12,086,013
Class R6	$ 62,896,016

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	37,180,681
Class C	1,793,526
Class R	1,498,575
Class Y	3,358,051
Class R5	276,618
Class R6	1,439,440
Class A:
Net asset value per share	$ 43.17
Maximum offering price per share (Net asset value of $43.17 ÷ 94.50%)	$ 45.68
Class C:
Net asset value and offering price per share	$ 33.63
Class R:
Net asset value and offering price per share	$ 42.73
Class Y:
Net asset value and offering price per share	$ 43.62
Class R5:
Net asset value and offering price per share	$ 43.69
Class R6:
Net asset value and offering price per share	$ 43.69

*	At October 31, 2021, securities with an aggregate value of $56,915,621 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco American Value Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:

Dividends	$14,346,493

Dividends from affiliated money market funds (includes securities lending income of $ 73,227)	76,394

Total investment income	14,422,887

Expenses:

Advisory fees	6,391,997

Administrative services fees	142,031

Distribution fees:
Class A	2,009,889

Class C	314,829

Class R	162,525

Transfer agent fees – A, C, R and Y	1,627,637

Transfer agent fees – R5	5,646

Transfer agent fees – R6	8,374

Trustees’ and officers’ fees and benefits	16,442

Registration and filing fees	51,960

Reports to shareholders	78,790

Professional services fees	25,255

Other	19,411

Total expenses	10,854,786

Less: Fees waived and/or expense offset arrangement(s)	(8,296)

Net expenses	10,846,490

Net investment income	3,576,397

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	95,993,203

Affiliated investment securities	(321)

95,992,882

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(45,348,419)

Affiliated investment securities	(1,051)

(45,349,470)

Net realized and unrealized gain	50,643,412

Net increase in net assets resulting from operations	$54,219,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:

Net investment income	$3,576,397	$4,162,325

Net realized gain	95,992,882	153,765,808

Change in net unrealized appreciation (depreciation)	(45,349,470)	681,073,226

Net increase in net assets resulting from operations	54,219,809	839,001,359

Distributions to shareholders from distributable earnings:

Class A	–	(4,146,689)

Class C	–	(94,111)

Class R	–	(135,567)

Class Y	–	(746,364)

Class R5	–	(54,752)

Class R6	–	(294,940)

Total distributions from distributable earnings	–	(5,472,423)

Share transactions–net:

Class A	(69,738,215)	(198,498,005)

Class C	(5,333,350)	(34,173,796)

Class R	(4,534,634)	(12,237,225)

Class Y	(6,537,550)	(85,999,650)

Class R5	(576,623)	(4,378,364)

Class R6	(2,904,714)	(14,224,750)

Net increase (decrease) in net assets resulting from share transactions	(89,625,086)	(349,511,790)

Net increase (decrease) in net assets	(35,405,277)	484,017,146

Net assets:

Beginning of period	1,986,432,373	1,502,415,227

End of period	$1,951,027,096	$1,986,432,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$41.96	$0.08	$1.13	$1.21	$–	$–	$–	$43.17	2.88%		$1,605,214	1.11	%(d)	1.11	%(d)	0.36	%(d)	23%
Year ended 04/30/21	25.84	0.08	16.14	16.22	(0.10)	–	(0.10)	41.96	62.87		1,630,250	1.16		1.18		0.24		58
Year ended 04/30/20	34.02	0.17	(7.29)	(7.12)	–	(1.06)	(1.06)	25.84	(21.65)		1,167,164	1.21		1.21		0.53		38
Year ended 04/30/19	38.47	0.13	(0.69)	(0.56)	(0.14)	(3.75)	(3.89)	34.02	(0.03)		871,220	1.19		1.19		0.37		38
Year ended 04/30/18	38.52	0.07	4.37	4.44	(0.24)	(4.25)	(4.49)	38.47	12.11		938,346	1.19		1.19		0.19		44
Year ended 04/30/17	34.01	0.20	4.70	4.90	(0.08)	(0.31)	(0.39)	38.52	14.40		1,031,600	1.21		1.21		0.53		42
Class C
Six months ended 10/31/21	32.81	(0.06)	0.88	0.82	–	–	–	33.63	2.50		60,312	1.86	(d)	1.86	(d)	(0.39	)(d)	23
Year ended 04/30/21	20.31	(0.11)	12.65	12.54	(0.04)	–	(0.04)	32.81	61.76	(e)	64,246	1.86	(e)	1.89	(e)	(0.46	)(e)	58
Year ended 04/30/20	27.15	(0.05)	(5.73)	(5.78)	–	(1.06)	(1.06)	20.31	(22.20	)(e)	67,089	1.93	(e)	1.93	(e)	(0.19	)(e)	38
Year ended 04/30/19	31.66	(0.11)	(0.65)	(0.76)	–	(3.75)	(3.75)	27.15	(0.77	)(e)	29,562	1.91	(e)	1.91	(e)	(0.35	)(e)	38
Year ended 04/30/18	32.44	(0.17)	3.64	3.47	–	(4.25)	(4.25)	31.66	11.30	(e)	82,217	1.92	(e)	1.92	(e)	(0.54	)(e)	44
Year ended 04/30/17	28.83	(0.06)	3.98	3.92	–	(0.31)	(0.31)	32.44	13.59	(e)	98,096	1.94	(e)	1.94	(e)	(0.20	)(e)	42
Class R
Six months ended 10/31/21	41.58	0.02	1.13	1.15	–	–	–	42.73	2.77		64,031	1.36	(d)	1.36	(d)	0.11	(d)	23
Year ended 04/30/21	25.65	0.00	16.01	16.01	(0.08)	–	(0.08)	41.58	62.48		66,822	1.40		1.43		0.00		58
Year ended 04/30/20	33.86	0.09	(7.24)	(7.15)	–	(1.06)	(1.06)	25.65	(21.84)		51,330	1.46		1.46		0.28		38
Year ended 04/30/19	38.24	0.04	(0.67)	(0.63)	–	(3.75)	(3.75)	33.86	(0.28)		19,979	1.44		1.44		0.12		38
Year ended 04/30/18	38.26	(0.02)	4.33	4.31	(0.08)	(4.25)	(4.33)	38.24	11.81		25,189	1.44		1.44		(0.06)		44
Year ended 04/30/17	33.80	0.10	4.67	4.77	–	(0.31)	(0.31)	38.26	14.11		46,937	1.46		1.46		0.28		42
Class Y
Six months ended 10/31/21	42.34	0.13	1.15	1.28	–	–	–	43.62	3.02		146,488	0.86	(d)	0.86	(d)	0.61	(d)	23
Year ended 04/30/21	26.04	0.16	16.29	16.45	(0.15)	–	(0.15)	42.34	63.28		148,861	0.91		0.93		0.49		58
Year ended 04/30/20	34.28	0.25	(7.34)	(7.09)	(0.09)	(1.06)	(1.15)	26.04	(21.46)		154,826	0.96		0.96		0.78		38
Year ended 04/30/19	38.76	0.23	(0.71)	(0.48)	(0.25)	(3.75)	(4.00)	34.28	0.21		155,238	0.94		0.94		0.62		38
Year ended 04/30/18	38.80	0.17	4.40	4.57	(0.36)	(4.25)	(4.61)	38.76	12.38		208,223	0.94		0.94		0.44		44
Year ended 04/30/17	34.25	0.29	4.73	5.02	(0.16)	(0.31)	(0.47)	38.80	14.66		375,626	0.96		0.96		0.78		42
Class R5
Six months ended 10/31/21	42.39	0.15	1.15	1.30	–	–	–	43.69	3.06		12,086	0.78	(d)	0.78	(d)	0.69	(d)	23
Year ended 04/30/21	26.06	0.20	16.30	16.50	(0.17)	–	(0.17)	42.39	63.44		12,304	0.79		0.79		0.61		58
Year ended 04/30/20	34.30	0.28	(7.33)	(7.05)	(0.13)	(1.06)	(1.19)	26.06	(21.36)		10,999	0.86		0.86		0.88		38
Year ended 04/30/19	38.80	0.26	(0.73)	(0.47)	(0.28)	(3.75)	(4.03)	34.30	0.27		27,732	0.86		0.86		0.70		38
Year ended 04/30/18	38.84	0.20	4.43	4.63	(0.42)	(4.25)	(4.67)	38.80	12.53		62,354	0.86		0.86		0.52		44
Year ended 04/30/17	34.29	0.33	4.74	5.07	(0.21)	(0.31)	(0.52)	38.84	14.77		86,569	0.85		0.85		0.89		42
Class R6
Six months ended 10/31/21	42.38	0.16	1.15	1.31	–	–	–	43.69	3.09		62,896	0.72	(d)	0.72	(d)	0.75	(d)	23
Year ended 04/30/21	26.05	0.21	16.30	16.51	(0.18)	–	(0.18)	42.38	63.53		63,949	0.75		0.75		0.65		58
Year ended 04/30/20	34.31	0.30	(7.34)	(7.04)	(0.16)	(1.06)	(1.22)	26.05	(21.32)		51,007	0.79		0.79		0.95		38
Year ended 04/30/19	38.82	0.29	(0.73)	(0.44)	(0.32)	(3.75)	(4.07)	34.31	0.37		68,568	0.78		0.78		0.78		38
Year ended 04/30/18	38.88	0.24	4.42	4.66	(0.47)	(4.25)	(4.72)	38.82	12.59		140,889	0.77		0.77		0.61		44
Year ended 04/30/17	34.32	0.37	4.74	5.11	(0.24)	(0.31)	(0.55)	38.88	14.88		165,781	0.76		0.76		0.98		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $846,125,268 in connection with the acquisition of Invesco Oppenheimer Mid Cap Value Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%, 0.97%, 0.97%, 0.97%, and 0.97% for the years ended April 30, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Value Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco American Value Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply

12	Invesco American Value Fund

chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.7200%
Next $500 million	0.7150%
Next $1 billion	0.5850%
Next $4 billion	0.5625%
Over $6 billion	0.5425%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.16%, 1.90%, 1.40%, 0.91%, 0.80% and 0.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $6,930.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $92,190 in front-end sales commissions from the sale of Class A shares and $1,179 and $441 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $27,026 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

13	Invesco American Value Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,914,245,254	$–	$–	$1,914,245,254

Money Market Funds	41,047,450	58,608,531	–	99,655,981

Total Investments	$1,955,292,704	$58,608,531	$–	$2,013,901,235

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,366.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$80,062,174	$24,401,047	$104,463,221

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $431,842,467 and $511,530,048, respectively. Cost of investments, including any derivatives, on a tax    basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$578,687,180

Aggregate unrealized (depreciation) of investments	(34,239,201)

Net unrealized appreciation of investments	$544,447,979

Cost of investments for tax purposes is $1,469,453,256.

14	Invesco American Value Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,107,374	$46,565,262	2,585,629	$85,684,458

Class C	172,409	5,687,527	349,409	9,250,105

Class R	119,450	4,975,346	294,711	9,711,425

Class Y	226,277	9,626,134	830,670	27,018,870

Class R5	18,340	775,961	50,990	1,666,035

Class R6	159,625	6,773,854	330,842	10,668,544

Issued as reinvestment of dividends:
Class A	-	-	111,920	3,863,469

Class C	-	-	3,375	91,331

Class R	-	-	3,951	135,273

Class Y	-	-	16,838	586,139

Class R5	-	-	1,568	54,625

Class R6	-	-	8,210	285,886

Automatic conversion of Class C shares to Class A shares:
Class A	84,731	3,564,494	612,496	20,618,291

Class C	(108,595)	(3,564,494)	(781,618)	(20,618,291)

Reacquired:
Class A	(2,863,914)	(119,867,971)	(9,633,592)	(308,664,223)

Class C	(228,615)	(7,456,383)	(916,175)	(22,896,941)

Class R	(227,952)	(9,509,980)	(692,899)	(22,083,923)

Class Y	(383,776)	(16,163,684)	(3,277,162)	(113,604,659)

Class R5	(31,956)	(1,352,584)	(184,479)	(6,099,024)

Class R6	(229,045)	(9,678,568)	(788,405)	(25,179,180)

Net increase (decrease) in share activity	(2,185,647)	$(89,625,086)	(11,073,721)	$(349,511,790)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,028.80	$5.68	$1,019.61	$5.65	1.11%
Class C	1,000.00	1,025.00	9.49	1,015.83	9.45	1.86
Class R	1,000.00	1,027.70	6.95	1,018.35	6.92	1.36
Class Y	1,000.00	1,030.20	4.40	1,020.87	4.38	0.86
Class R5	1,000.00	1,030.60	3.99	1,021.27	3.97	0.78
Class R6	1,000.00	1,030.90	3.69	1,021.58	3.67	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s overweight and underweight exposures to certain sectors, as well as stock selection in certain sectors, detracted from Fund performance and also discussed how the market environment for the Fund’s value investing style impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense

17	Invesco American Value Fund

group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco American Value Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-AMVA-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Comstock Fund

Nasdaq:

A: ACSTX ∎ C: ACSYX ∎ R: ACSRX ∎ Y: ACSDX ∎ R5: ACSHX ∎ R6: ICSFX

2	Fund Performance
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.22%
Class C Shares	7.84
Class R Shares	8.12
Class Y Shares	8.36
Class R5 Shares	8.42
Class R6 Shares	8.43
S&P 500 Index▼ (Broad Market Index)	10.91
Russell 1000 Value Index▼ (Style-Specific Index)	5.47
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	6.32
Source(s): ▼RIMES Technologies Corp.;∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
  The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Comstock Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges
Class A Shares
Inception (10/7/68)	10.83%
10 Years	11.92
5 Years	11.97
1 Year	50.98
Class C Shares
Inception (10/26/93)	9.94%
10 Years	11.89
5 Years	12.42
1 Year	57.56
Class R Shares
Inception (10/1/02)	9.63%
10 Years	12.28
5 Years	12.96
1 Year	59.34
Class Y Shares
Inception (10/29/04)	8.66%
10 Years	12.84
5 Years	13.53
1 Year	60.09
Class R5 Shares
Inception (6/1/10)	12.82%
10 Years	12.94
5 Years	13.61
1 Year	60.24
Class R6 Shares
10 Years	12.99%
5 Years	13.70
1 Year	60.35

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those of Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.65%
Aerospace & Defense–1.25%
Textron, Inc.	1,688,406	$124,688,783

Air Freight & Logistics–1.39%
FedEx Corp.	587,097	138,278,956

Application Software–1.13%
CDK Global, Inc.	2,592,056	112,806,277

Asset Management & Custody Banks–2.72%
Bank of New York Mellon Corp. (The)	3,118,403	184,609,457

State Street Corp.	871,207	85,857,450

		270,466,907

Automobile Manufacturers–1.91%
General Motors Co.(b)	3,487,685	189,834,695

Building Products–2.05%
Johnson Controls International PLC	2,786,397	204,437,948

Cable & Satellite–1.41%
Comcast Corp., Class A	2,730,922	140,451,318

Casinos & Gaming–0.71%
Las Vegas Sands Corp.(b)(c)	1,821,371	70,687,408

Communications Equipment–2.05%
Cisco Systems, Inc.	3,653,849	204,505,929

Construction Machinery & Heavy Trucks–3.12%
Caterpillar, Inc.	827,570	168,832,556

Wabtec Corp.(c)	1,566,987	142,172,730

		311,005,286

Consumer Finance–0.43%
Capital One Financial Corp.	283,370	42,797,371

Diversified Banks–11.08%
Bank of America Corp.	7,611,772	363,690,466

Citigroup, Inc.	4,858,956	336,045,397

JPMorgan Chase & Co.	812,453	138,027,640

Wells Fargo & Co.	5,184,004	265,213,645

		1,102,977,148

Electric Utilities–1.50%
Exelon Corp.	2,798,463	148,850,247

Electrical Components & Equipment–4.00%
Eaton Corp. PLC	1,309,254	215,712,689

Emerson Electric Co.	1,883,180	182,687,292

		398,399,981

Fertilizers & Agricultural Chemicals–2.71%
CF Industries Holdings, Inc.	2,130,590	121,017,512

Corteva, Inc.	3,441,145	148,485,407

		269,502,919

Health Care Distributors–2.38%
Henry Schein, Inc.(b)	1,434,259	109,505,675

	Shares	Value

Health Care Distributors–(continued)
McKesson Corp.	615,026	$127,851,605

		237,357,280

Health Care Facilities–2.15%
HCA Healthcare, Inc.	487,203	122,024,863

Universal Health Services, Inc., Class B	745,164	92,474,853

		214,499,716

Health Care Services–1.63%
CVS Health Corp.	1,815,619	162,098,464

Health Care Supplies–0.67%
DENTSPLY SIRONA, Inc.	1,159,048	66,309,136

Hotel & Resort REITs–1.03%
Host Hotels & Resorts, Inc.(b)(c)	6,088,133	102,463,278

Hotels, Resorts & Cruise Lines–0.84%
Booking Holdings, Inc.(b)	34,738	84,093,056

Household Products–1.84%
Colgate-Palmolive Co.	898,771	68,477,363

Kimberly-Clark Corp.	884,425	114,524,193

		183,001,556

Industrial Conglomerates–1.35%
General Electric Co.	1,282,726	134,519,476

Integrated Oil & Gas–3.37%
Chevron Corp.	1,685,342	192,954,805

Suncor Energy, Inc. (Canada)	5,422,712	142,617,326

		335,572,131

Integrated Telecommunication Services–0.61%
AT&T, Inc.	2,388,511	60,333,788

Internet & Direct Marketing Retail–0.59%
eBay, Inc.(c)	764,524	58,654,281

Investment Banking & Brokerage–3.24%
Goldman Sachs Group, Inc. (The)	422,176	174,506,450

Morgan Stanley	1,443,427	148,355,427

		322,861,877

IT Consulting & Other Services–3.00%
Cognizant Technology Solutions Corp., Class A	2,467,196	192,663,335

DXC Technology Co.(b)	3,261,961	106,242,070

		298,905,405

Life & Health Insurance–0.94%
MetLife, Inc.	1,491,252	93,650,626

Managed Health Care–2.82%
Anthem, Inc.	547,367	238,175,802

UnitedHealth Group, Inc.	91,357	42,067,158

		280,242,960

Multi-line Insurance–2.66%
American International Group, Inc.	4,486,465	265,105,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Comstock Fund

	Shares	Value

Oil & Gas Exploration & Production–8.63%
Canadian Natural Resources Ltd. (Canada)	3,093,672	$131,486,060

ConocoPhillips	1,259,637	93,830,360

Devon Energy Corp.(c)	4,304,974	172,543,358

Hess Corp.(c)	1,510,730	124,740,976

Marathon Oil Corp.	9,979,220	162,860,870

Pioneer Natural Resources Co.(c)	930,667	174,016,116

		859,477,740

Packaged Foods & Meats–1.35%
Kraft Heinz Co. (The)	1,788,595	64,192,675

Tyson Foods, Inc., Class A	880,027	70,375,759

		134,568,434

Paper Packaging–1.32%
International Paper Co.	2,635,387	130,899,672

Paper Products–0.05%
Sylvamo Corp.(b)	176,489	4,969,930

Pharmaceuticals–4.98%
Bristol-Myers Squibb Co.	1,490,516	87,046,135

Johnson & Johnson	1,012,491	164,914,534

Merck & Co., Inc.	1,158,764	102,029,170

Sanofi, ADR (France)(c)	2,804,002	141,405,821

		495,395,660

Property & Casualty Insurance–0.90%
Allstate Corp. (The)	720,987	89,164,462

Regional Banks–3.33%
Citizens Financial Group, Inc.	2,979,003	141,145,162

Fifth Third Bancorp	3,189,601	138,843,332

Huntington Bancshares, Inc.	3,294,854	51,861,002

		331,849,496

Semiconductors–3.96%
Intel Corp.	2,008,457	98,414,393

NXP Semiconductors N.V. (China)	840,293	168,781,252

QUALCOMM, Inc.	956,289	127,224,689

		394,420,334

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Soft Drinks–1.72%
Coca-Cola Co. (The)	3,041,127	$171,428,329

Systems Software–1.73%
Microsoft Corp.	518,910	172,080,934

Tobacco–4.10%
Altria Group, Inc.	2,921,451	128,865,204

Philip Morris International, Inc.	2,956,725	279,528,781

		408,393,985

Total Common Stocks & Other Equity Interests (Cost $5,627,099,896)		9,822,008,396

Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	48,459,121	48,459,121

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	34,225,755	34,236,023

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	55,381,853	55,381,853

Total Money Market Funds (Cost $138,062,883)		138,076,997

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $5,765,162,779)		9,960,085,393

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.14%
Invesco Private Government Fund, 0.02%(d)(e)(f)	34,090,683	34,090,683

Invesco Private Prime Fund, 0.11%(d)(e)(f)	79,513,121	79,544,926

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,635,609)		113,635,609

TOTAL INVESTMENTS IN SECURITIES–101.18% (Cost $5,878,798,388)		10,073,721,002

OTHER ASSETS LESS LIABILITIES—(1.18)%		(117,568,215)

NET ASSETS–100.00%		$9,956,152,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Comstock Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,711,355	$176,254,337	$(175,506,571)	$-	$-	$48,459,121	$5,902
Invesco Liquid Assets Portfolio, Institutional Class	35,298,735	123,980,577	(125,040,385)	(1,603)	(1,301)	34,236,023	1,641
Invesco Treasury Portfolio, Institutional Class	54,527,262	201,433,528	(200,578,937)	-	-	55,381,853	2,642
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,814,880	349,877,116	(334,601,313)	-	-	34,090,683	1,343*
Invesco Private Prime Fund	28,222,320	751,223,114	(699,900,508)	-	-	79,544,926	20,529*
Total	$184,574,552	$1,602,768,672	$(1,535,627,714)	$(1,603)	$(1,301)	$251,712,606	$32,057

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive
Currency Risk
12/03/2021	Canadian Imperial Bank of Commerce	CAD	158,689,316	USD	128,616,470	$393,851
12/03/2021	Canadian Imperial Bank of Commerce	EUR	60,367,121	USD	70,201,727	374,224

Subtotal–Appreciation						768,075

Currency Risk
12/03/2021	Deutsche Bank AG	USD	3,623,910	CAD	4,474,320	(8,613)
12/03/2021	Goldman Sachs International	CAD	14,775,494	USD	11,921,517	(17,236)

Subtotal–Depreciation						(25,849)

Total Forward Foreign Currency Contracts						$742,226

Abbreviations:

CAD – Canadian Dollar

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Comstock Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Financials	25.30%
Health Care	14.63
Industrials	13.16
Energy	12.00
Information Technology	11.87
Consumer Staples	9.01
Materials	4.08
Consumer Discretionary	4.05
Communication Services	2.02
Other Sectors, Each Less than 2% of Net Assets	2.53
Money Market Funds Plus Other Assets Less Liabilities	1.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $5,627,099,896)*	$9,822,008,396

Investments in affiliated money market funds, at value (Cost $251,698,492)	251,712,606

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	768,075

Foreign currencies, at value (Cost $609)	608

Receivable for: Fund shares sold	5,739,063

Dividends	11,412,624

Investment for trustee deferred compensation and retirement plans	964,382

Other assets	150,454

Total assets	10,092,756,208

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	25,849

Payable for: Fund shares reacquired	16,772,115

Collateral upon return of securities loaned	113,635,609

Accrued fees to affiliates	4,208,280

Accrued other operating expenses	867,571

Trustee deferred compensation and retirement plans	1,093,997

Total liabilities	136,603,421

Net assets applicable to shares outstanding	$9,956,152,787

Net assets consist of:
Shares of beneficial interest	$5,167,700,491

Distributable earnings	4,788,452,296

$9,956,152,787

Net Assets:
Class A	$6,150,444,320

Class C	$90,217,255

Class R	$137,378,345

Class Y	$1,475,674,192

Class R5	$433,395,276

Class R6	$1,669,043,399

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	196,731,771

Class C	2,884,779

Class R	4,393,605

Class Y	47,199,700

Class R5	13,874,724

Class R6	53,454,073

Class A:
Net asset value per share	$31.26

Maximum offering price per share (Net asset value of $31.26 ÷ 94.50%)	$33.08

Class C:
Net asset value and offering price per share	$31.27

Class R:
Net asset value and offering price per share	$31.27

Class Y:
Net asset value and offering price per share	$31.26

Class R5:
Net asset value and offering price per share	$31.24

Class R6:
Net asset value and offering price per share	$31.22

*	At October 31, 2021, securities with an aggregate value of $114,086,642 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,588,423)	$120,701,467

Dividends from affiliated money market funds (includes securities lending income of $54,172)	64,357

Total investment income	120,765,824

Expenses:
Advisory fees	18,855,832

Administrative services fees	723,641

Custodian fees	10,487

Distribution fees:

Class A	7,540,380

Class C	462,644

Class R	346,505

Transfer agent fees – A, C, R and Y	5,591,303

Transfer agent fees – R5	249,018

Transfer agent fees – R6	141,497

Trustees’ and officers’ fees and benefits	42,648

Registration and filing fees	116,323

Reports to shareholders	245,122

Professional services fees	50,574

Other	126,740

Total expenses	34,502,714

Less: Fees waived and/or expense offset arrangement(s)	(16,532)

Net expenses	34,486,182

Net investment income	86,279,642

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	590,212,713

Affiliated investment securities	(1,301)

Foreign currencies	(19,812)

Forward foreign currency contracts	3,139,673

593,331,273

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	104,553,975

Affiliated investment securities	(1,603)

Foreign currencies	(4)

Forward foreign currency contracts	1,357,814

105,910,182

Net realized and unrealized gain	699,241,455

Net increase in net assets resulting from operations	$785,521,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9             Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31,	April 30,
	2021	2021

Operations:
Net investment income	$86,279,642	$158,370,247

Net realized gain	593,331,273	232,525,285

Change in net unrealized appreciation	105,910,182	3,544,476,864

Net increase in net assets resulting from operations	785,521,097	3,935,372,396

Distributions to shareholders from distributable earnings:
Class A	(41,861,120)	(109,050,323)

Class C	(293,791)	(1,346,356)

Class R	(785,610)	(2,529,044)

Class Y	(12,489,585)	(31,208,483)

Class R5	(4,094,385)	(11,931,530)

Class R6	(14,252,856)	(38,369,502)

Total distributions from distributable earnings	(73,777,347)	(194,435,238)

Share transactions–net:
Class A	(185,214,772)	(786,522,668)

Class C	(7,956,853)	(42,907,613)

Class R	(11,996,149)	(48,825,482)

Class Y	(143,634,150)	(231,683,538)

Class R5	(132,542,396)	(117,675,123)

Class R6	14,662,769	(1,432,702,814)

Net increase (decrease) in net assets resulting from share transactions	(466,681,551)	(2,660,317,238)

Net increase in net assets	245,062,199	1,080,619,920

Net assets:
Beginning of period	9,711,090,588	8,630,470,668

End of period	$9,956,152,787	$9,711,090,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$29.09	$0.25	$2.13	$2.38	$(0.21)	$–	$(0.21)	$31.26	8.22%		$6,150,444	0.80	%(d)	0.80	%(d)	1.64	%(d)	9%
Year ended 04/30/21	18.95	0.40	10.24	10.64	(0.50)	–	(0.50)	29.09	56.89		5,900,704	0.82		0.82		1.74		19
Year ended 04/30/20	25.18	0.51	(4.88)	(4.37)	(0.52)	(1.34)	(1.86)	18.95	(18.76)		4,512,553	0.82		0.83		2.16		30
Year ended 04/30/19	26.67	0.46	0.23	0.69	(0.41)	(1.77)	(2.18)	25.18	3.51		6,350,025	0.80		0.81		1.79		23
Year ended 04/30/18	24.03	0.36	3.23	3.59	(0.36)	(0.59)	(0.95)	26.67	15.09		6,433,646	0.81		0.81		1.38		14
Year ended 04/30/17	21.86	0.40	3.61	4.01	(0.49)	(1.35)	(1.84)	24.03	18.56		6,350,463	0.84		0.84		1.75		18
Class C
Six months ended 10/31/21	29.10	0.13	2.14	2.27	(0.10)	–	(0.10)	31.27	7.80		90,217	1.55	(d)	1.55	(d)	0.89	(d)	9
Year ended 04/30/21	18.95	0.23	10.25	10.48	(0.33)	–	(0.33)	29.10	55.82	(e)	91,597	1.56	(e)	1.56	(e)	1.00	(e)	19
Year ended 04/30/20	25.16	0.35	(4.87)	(4.52)	(0.35)	(1.34)	(1.69)	18.95	(19.32	)(e)	96,492	1.49	(e)	1.50	(e)	1.49	(e)	30
Year ended 04/30/19	26.66	0.27	0.21	0.48	(0.21)	(1.77)	(1.98)	25.16	2.68	(e)	158,707	1.54	(e)	1.55	(e)	1.05	(e)	23
Year ended 04/30/18	24.02	0.16	3.24	3.40	(0.17)	(0.59)	(0.76)	26.66	14.24	(e)	468,225	1.55	(e)	1.55	(e)	0.64	(e)	14
Year ended 04/30/17	21.85	0.23	3.61	3.84	(0.32)	(1.35)	(1.67)	24.02	17.70		511,920	1.59		1.59		1.00		18
Class R
Six months ended 10/31/21	29.09	0.21	2.14	2.35	(0.17)	–	(0.17)	31.27	8.12		137,378	1.05	(d)	1.05	(d)	1.39	(d)	9
Year ended 04/30/21	18.95	0.34	10.24	10.58	(0.44)	–	(0.44)	29.09	56.50		139,451	1.07		1.07		1.49		19
Year ended 04/30/20	25.17	0.45	(4.87)	(4.42)	(0.46)	(1.34)	(1.80)	18.95	(18.95)		133,186	1.07		1.08		1.91		30
Year ended 04/30/19	26.67	0.40	0.21	0.61	(0.34)	(1.77)	(2.11)	25.17	3.20		212,843	1.05		1.06		1.54		23
Year ended 04/30/18	24.03	0.29	3.24	3.53	(0.30)	(0.59)	(0.89)	26.67	14.80		265,368	1.06		1.06		1.13		14
Year ended 04/30/17	21.86	0.35	3.61	3.96	(0.44)	(1.35)	(1.79)	24.03	18.27		324,055	1.09		1.09		1.50		18
Class Y
Six months ended 10/31/21	29.09	0.29	2.13	2.42	(0.25)	–	(0.25)	31.26	8.36		1,475,674	0.55	(d)	0.55	(d)	1.89	(d)	9
Year ended 04/30/21	18.95	0.45	10.25	10.70	(0.56)	–	(0.56)	29.09	57.28		1,511,312	0.57		0.57		1.99		19
Year ended 04/30/20	25.18	0.57	(4.88)	(4.31)	(0.58)	(1.34)	(1.92)	18.95	(18.54)		1,179,055	0.57		0.58		2.41		30
Year ended 04/30/19	26.68	0.52	0.22	0.74	(0.47)	(1.77)	(2.24)	25.18	3.73		1,765,456	0.55		0.56		2.04		23
Year ended 04/30/18	24.03	0.41	3.25	3.66	(0.42)	(0.59)	(1.01)	26.68	15.41		1,861,752	0.56		0.56		1.63		14
Year ended 04/30/17	21.86	0.46	3.61	4.07	(0.55)	(1.35)	(1.90)	24.03	18.86		3,334,930	0.59		0.59		2.00		18
Class R5
Six months ended 10/31/21	29.06	0.29	2.15	2.44	(0.26)	–	(0.26)	31.24	8.42		433,395	0.51	(d)	0.51	(d)	1.93	(d)	9
Year ended 04/30/21	18.93	0.47	10.23	10.70	(0.57)	–	(0.57)	29.06	57.39		529,916	0.50		0.50		2.06		19
Year ended 04/30/20	25.16	0.58	(4.87)	(4.29)	(0.60)	(1.34)	(1.94)	18.93	(18.50)		440,298	0.50		0.51		2.48		30
Year ended 04/30/19	26.66	0.54	0.22	0.76	(0.49)	(1.77)	(2.26)	25.16	3.80		665,081	0.48		0.49		2.11		23
Year ended 04/30/18	24.02	0.44	3.23	3.67	(0.44)	(0.59)	(1.03)	26.66	15.46		735,462	0.50		0.50		1.69		14
Year ended 04/30/17	21.85	0.48	3.62	4.10	(0.58)	(1.35)	(1.93)	24.02	18.98		741,550	0.51		0.51		2.08		18
Class R6
Six months ended 10/31/21	29.05	0.30	2.14	2.44	(0.27)	–	(0.27)	31.22	8.43		1,669,043	0.43	(d)	0.43	(d)	2.01	(d)	9
Year ended 04/30/21	18.92	0.48	10.24	10.72	(0.59)	–	(0.59)	29.05	57.56		1,538,111	0.42		0.42		2.14		19
Year ended 04/30/20	25.16	0.60	(4.88)	(4.28)	(0.62)	(1.34)	(1.96)	18.92	(18.46)		2,268,887	0.41		0.42		2.57		30
Year ended 04/30/19	26.66	0.56	0.22	0.78	(0.51)	(1.77)	(2.28)	25.16	3.90		2,962,672	0.39		0.40		2.20		23
Year ended 04/30/18	24.01	0.47	3.24	3.71	(0.47)	(0.59)	(1.06)	26.66	15.61		2,587,663	0.41		0.41		1.78		14
Year ended 04/30/17	21.85	0.50	3.61	4.11	(0.60)	(1.35)	(1.95)	24.01	19.05		702,678	0.41		0.41		2.18		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.92%, 0.99% and 0.99% for the years ended April 30, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Comstock Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Comstock Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

13	Invesco Comstock Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.500%
Next $1 billion	0.450%
Next $1 billion	0.400%
Over $3 billion	0.350%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $15,485.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of

14	Invesco Comstock Fund

shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $272,777 in front-end sales commissions from the sale of Class A shares and $9,910 and $1,545 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $24,977 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$9,822,008,396	$ –	$–	$ 9,822,008,396

Money Market Funds	138,076,997	113,635,609	–	251,712,606

Total Investments in Securities	9,960,085,393	113,635,609	–	10,073,721,002

Other Investments - Assets*

Forward Foreign Currency Contracts	–	768,075	–	768,075

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(25,849)	–	(25,849)

Total Other Investments	–	742,226	–	742,226

Total Investments	$9,960,085,393	$114,377,835	$–	$10,074,463,228

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2021:

Derivative Assets	Value Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$768,075

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$768,075

15	Invesco Comstock Fund

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(25,849)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(25,849)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of Derivatives			Net Amount
Counterparty	Currency Contracts	Currency Contracts		Non-Cash	Cash

Canadian Imperial Bank of Commerce	$768,075	$ –	$768,075	$–	$–	$768,075

Deutsche Bank AG	–	(8,613)	(8,613)	–	–	(8,613)

Goldman Sachs International	–	(17,236)	(17,236)	–	–	(17,236)

Total	$768,075	$(25,849)	$742,226	$–	$–	$742,226

Effect of Derivative Investments for the six months ended October 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$3,139,673

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,357,814

Total	$4,497,487

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$193,043,089

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,047.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

16	Invesco Comstock Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $852,906,330 and $1,313,310,800, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,110,521,098

Aggregate unrealized (depreciation) of investments	(54,281,260)

Net unrealized appreciation of investments	$4,056,239,838

Cost of investments for tax purposes is $6,018,223,390.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	5,853,353	$ 176,008,252	10,888,232	$ 252,063,897

Class C	272,735	8,199,082	646,531	14,928,101

Class R	406,658	12,270,447	899,801	20,873,066

Class Y	4,601,747	138,651,572	13,598,852	315,877,559

Class R5	1,123,177	33,939,264	4,226,964	94,872,706

Class R6	6,369,969	191,272,526	11,985,297	275,892,609

Issued as reinvestment of dividends:
Class A	1,263,461	37,774,856	4,350,988	98,958,488

Class C	8,909	266,567	54,116	1,217,169

Class R	26,269	785,594	112,086	2,528,576

Class Y	338,109	10,102,717	1,170,051	26,638,401

Class R5	136,917	4,087,271	525,697	11,925,823

Class R6	462,880	13,816,438	1,661,476	37,588,662

Automatic conversion of Class C shares to Class A shares:
Class A	234,823	7,067,725	1,098,587	25,139,425

Class C	(234,780)	(7,067,725)	(1,098,084)	(25,139,425)

Reacquired:
Class A	(13,486,772)	(406,065,605)	(51,655,197)	(1,162,684,478)

Class C	(310,266)	(9,354,777)	(1,545,393)	(33,913,458)

Class R	(832,995)	(25,052,190)	(3,247,096)	(72,227,124)

Class Y	(9,696,028)	(292,388,439)	(25,045,738)	(574,199,498)

Class R5	(5,619,595)	(170,568,931)	(9,778,494)	(224,473,652)

Class R6	(6,324,911)	(190,426,195)	(80,597,132)	(1,746,184,085)

Net increase (decrease) in share activity	(15,406,340)	$(466,681,551)	(121,748,456)	$(2,660,317,238)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,082.20	$4.20	$1,021.17	$4.08	0.80%
Class C	1,000.00	1,078.40	8.12	1,017.39	7.88	1.55
Class R	1,000.00	1,081.20	5.51	1,019.91	5.35	1.05
Class Y	1,000.00	1,083.60	2.89	1,022.43	2.80	0.55
Class R5	1,000.00	1,084.20	2.68	1,022.63	2.60	0.51
Class R6	1,000.00	1,084.30	2.26	1,023.04	2.19	0.43

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18	Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

  As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of

Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods, and fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in and overweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee

19	Invesco Comstock Fund

rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.

The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Comstock Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-COM-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Comstock Select Fund

Nasdaq:

A: CGRWX ∎ C: CGRCX ∎ R: CGRNX ∎ Y: CGRYX ∎ R5: IOVVX ∎ R6: OGRIX

2	Fund Performance
4	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.95%
Class C Shares	6.51
Class R Shares	6.82
Class Y Shares	7.06
Class R5 Shares	7.11
Class R6 Shares	7.11
Russell 1000 Value Index▼	5.47

Source(s): ▼RIMES Technologies Corp.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Comstock Select Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (9/16/85)	9.70%
10 Years	10.85
5 Years	11.54
1 Year	50.36

Class C Shares
Inception (5/1/96)	7.33%
10 Years	10.81
5 Years	11.96
1 Year	56.85

Class R Shares
Inception (3/1/01)	7.05%
10 Years	11.20
5 Years	12.53
1 Year	58.70

Class Y Shares
Inception (12/16/96)	7.74%
10 Years	11.79
5 Years	13.08
1 Year	59.52

Class R5 Shares
10 Years	11.58%
5 Years	13.00
1 Year	59.61

Class R6 Shares
Inception (2/28/12)	11.55%
5 Years	13.26
1 Year	59.67

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Value Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Value Fund. Note: The Fund was subsequently renamed the Invesco Comstock Select Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Comstock Select Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.76%
Air Freight & Logistics–2.71%
FedEx Corp.	79,277	$18,672,112

Application Software–3.44%
CDK Global, Inc.	544,760	23,707,955

Asset Management & Custody Banks–3.82%
Bank of New York Mellon Corp. (The)	444,824	26,333,581

Automobile Manufacturers–2.14%
General Motors Co.(b)	270,812	14,740,297

Building Products–2.52%
Johnson Controls International PLC	236,752	17,370,494

Construction Machinery & Heavy Trucks–6.05%
Caterpillar, Inc.	97,446	19,879,958

Wabtec Corp.	240,052	21,779,918

		41,659,876

Diversified Banks–13.72%
Bank of America Corp.	616,293	29,446,480

Citigroup, Inc.	386,128	26,704,612

Wells Fargo & Co.	749,177	38,327,895

		94,478,987

Electrical Components & Equipment–5.01%
Eaton Corp. PLC	107,172	17,657,659

Emerson Electric Co.	173,499	16,831,138

		34,488,797

Health Care Distributors–3.26%
Henry Schein, Inc.(b)	293,806	22,432,088

Health Care Facilities–2.74%
Universal Health Services, Inc., Class B	151,901	18,850,914

Integrated Oil & Gas–2.17%
Chevron Corp.	130,450	14,935,221

IT Consulting & Other Services–5.56%
Cognizant Technology Solutions Corp., Class A	310,569	24,252,333

DXC Technology Co.(b)	431,039	14,038,940

		38,291,273

Managed Health Care–5.57%
Anthem, Inc.	88,168	38,364,542

	Shares	Value

Multi-line Insurance–3.88%
American International Group, Inc.	451,616	$26,685,989

Oil & Gas Exploration & Production–11.39%
Marathon Oil Corp.	2,590,578	42,278,233

Pioneer Natural Resources Co.	193,345	36,151,648

		78,429,881

Packaged Foods & Meats–3.87%
Kraft Heinz Co. (The)	742,823	26,659,918

Pharmaceuticals–7.59%
Johnson & Johnson	152,027	24,762,158

Merck & Co., Inc.	311,887	27,461,650

		52,223,808

Regional Banks–2.04%
Citizens Financial Group, Inc.	296,130	14,030,639

Semiconductors–2.44%
NXP Semiconductors N.V. (China)	83,518	16,775,426

Soft Drinks–4.18%
Coca-Cola Co. (The)	509,988	28,748,024

Systems Software–1.77%
Microsoft Corp.	36,643	12,151,552

Tobacco–2.89%
Philip Morris International, Inc.	210,328	19,884,409

Total Common Stocks & Other Equity Interests (Cost $514,493,593)		679,915,783

Money Market Funds–1.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	2,665,141	2,665,141

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	1,916,488	1,917,063

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	3,045,875	3,045,875

Total Money Market Funds (Cost $7,628,124)		7,628,079

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $522,121,717)		687,543,862

OTHER ASSETS LESS LIABILITIES–0.13%		904,471

NET ASSETS–100.00%		$688,448,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Comstock Select Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,015,602	$12,717,745	$(15,068,206)	$ -	$ -	$2,665,141	$501
Invesco Liquid Assets Portfolio, Institutional Class	3,582,518	9,084,104	(10,749,455)	(45)	(59)	1,917,063	139
Invesco Treasury Portfolio, Institutional Class	5,732,116	14,534,566	(17,220,807)	-	-	3,045,875	224
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,768,135	(5,768,135)	-	-	-	2*
Invesco Private Prime Fund	-	13,458,981	(13,458,981)	-	-	-	77*
Total	$14,330,236	$55,563,531	$(62,265,584)	$(45)	$(59)	$7,628,079	$943

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Financials	23.46%

Health Care	19.16

Industrials	16.29

Energy	13.56

Information Technology	13.21

Consumer Staples	10.94

Consumer Discretionary	2.14

Money Market Funds Plus Other Assets Less Liabilities	1.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Comstock Select Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $514,493,593)	$679,915,783

Investments in affiliated money market funds, at value (Cost $7,628,124)	7,628,079

Cash	1,000,000

Foreign currencies, at value (Cost $245)	259

Receivable for:
Fund shares sold	140,443

Dividends	622,546

Investment for trustee deferred compensation and retirement plans	145,640

Other assets	75,065

Total assets	689,527,815

Liabilities:

Payable for:
Fund shares reacquired	300,177

Accrued fees to affiliates	359,987

Accrued trustees’ and officers’ fees and benefits	67,793

Accrued other operating expenses	205,885

Trustee deferred compensation and retirement plans	145,640

Total liabilities	1,079,482

Net assets applicable to shares outstanding	$688,448,333

Net assets consist of:

Shares of beneficial interest	$495,581,295

Distributable earnings	192,867,038

$688,448,333

Net Assets:

Class A	$551,149,620

Class C	$31,361,498

Class R	$40,370,597

Class Y	$57,237,700

Class R5	$11,187

Class R6	$8,317,731

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	15,401,683

Class C	938,413

Class R	1,161,195

Class Y	1,549,545

Class R5	313

Class R6	225,818

Class A:
Net asset value per share	$35.79

Maximum offering price per share (Net asset value of $35.79 ÷ 94.50%)	$37.87

Class C:
Net asset value and offering price per share	$33.42

Class R:
Net asset value and offering price per share	$34.77

Class Y:
Net asset value and offering price per share	$36.94

Class R5:
Net asset value and offering price per share	$35.74

Class R6:
Net asset value and offering price per share	$36.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Comstock Select Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $46,802)	$6,711,962

Dividends from affiliated money market funds (includes securities lending income of $1,196)	2,060

Total investment income	6,714,022

Expenses:

Advisory fees	1,772,098

Administrative services fees	47,033

Custodian fees	3,978

Distribution fees:
Class A	658,001

Class C	156,469

Class R	99,041

Transfer agent fees – A, C, R and Y	467,011

Transfer agent fees – R5	2

Transfer agent fees – R6	1,317

Trustees’ and officers’ fees and benefits	11,025

Registration and filing fees	49,956

Reports to shareholders	44,866

Professional services fees	22,183

Other	13,451

Total expenses	3,346,431

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(83,739)

Net expenses	3,262,692

Net investment income	3,451,330

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	49,728,537

Affiliated investment securities	(59)

Foreign currencies	(2,697)

49,725,781

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,236,883)

Affiliated investment securities	(45)

Foreign currencies	(3)

(8,236,931)

Net realized and unrealized gain	41,488,850

Net increase in net assets resulting from operations	$44,940,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Comstock Select Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:

Net investment income	$3,451,330	$11,815,161

Net realized gain	49,725,781	2,210,190

Change in net unrealized appreciation (depreciation)	(8,236,931)	291,216,114

Net increase in net assets resulting from operations	44,940,180	305,241,465

Distributions to shareholders from distributable earnings:

Class A	(3,153,834)	(11,554,400)

Class C	(61,801)	(535,792)

Class R	(177,089)	(745,370)

Class Y	(361,016)	(981,252)

Class R5	(81)	(246)

Class R6	(64,289)	(2,543,782)

Total distributions from distributable earnings	(3,818,110)	(16,360,842)

Share transactions-net:

Class A	(28,550,280)	(45,987,674)

Class C	(950,219)	(9,129,112)

Class R	(1,628,427)	(2,240,581)

Class Y	8,136,467	38,193

Class R6	1,275,527	(479,728,789)

Net increase (decrease) in net assets resulting from share transactions	(21,716,932)	(537,047,963)

Net increase (decrease) in net assets	19,405,138	(248,167,340)

Net assets:

Beginning of period	669,043,195	917,210,535

End of period	$688,448,333	$669,043,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Comstock Select Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 10/31/21	$33.66	$0.18	$2.15	$2.33	$(0.20)	$ –	$(0.20)	$35.79	6.95	%(e)	$551,150	0.94	%(e)(f)	0.96	%(e)(f)	1.04	%(e)(f)	27%
Year ended 04/30/21	21.50	0.46	12.39	12.85	(0.69)	–	(0.69)	33.66	60.66	(e)	546,503	0.93	(e)	1.04	(e)	1.75	(e)	46
Six months ended 04/30/20	33.81	0.29	(5.00)	(4.71)	(0.29)	(7.31)	(7.60)	21.50	(19.00)		388,558	0.93	(f)	0.97	(f)	2.17	(f)	11
Year ended 10/31/19	35.63	0.58	2.00	2.58	(0.56)	(3.84)	(4.40)	33.81	8.66		524,705	0.93		0.95		1.79		129
Year ended 10/31/18	37.62	0.51	(0.32)	0.19	(0.52)	(1.66)	(2.18)	35.63	0.35		500,866	0.93		0.93		1.37		45
Year ended 10/31/17	31.66	0.34	6.09	6.43	(0.47)	–	(0.47)	37.62	20.41		548,012	0.94		0.95		0.97		53
Year ended 10/31/16	31.64	0.37	0.04	0.41	(0.39)	–	(0.39)	31.66	1.33		514,425	0.96		0.96		1.21		64
Class C
Six months ended 10/31/21	31.44	0.05	1.99	2.04	(0.06)	–	(0.06)	33.42	6.51		31,361	1.69	(f)	1.72	(f)	0.29	(f)	27
Year ended 04/30/21	20.08	0.24	11.58	11.82	(0.46)	–	(0.46)	31.44	59.49		30,455	1.68		1.80		1.00		46
Six months ended 04/30/20	32.01	0.18	(4.64)	(4.46)	(0.16)	(7.31)	(7.47)	20.08	(19.29)		27,325	1.68	(f)	1.73	(f)	1.41	(f)	11
Year ended 10/31/19	33.95	0.32	1.89	2.21	(0.31)	(3.84)	(4.15)	32.01	7.86		40,759	1.68		1.69		1.03		129
Year ended 10/31/18	35.96	0.22	(0.31)	(0.09)	(0.26)	(1.66)	(1.92)	33.95	(0.44)		96,108	1.69		1.69		0.62		45
Year ended 10/31/17	30.32	0.07	5.83	5.90	(0.26)	–	(0.26)	35.96	19.51		113,203	1.69		1.70		0.22		53
Year ended 10/31/16	30.32	0.13	0.04	0.17	(0.17)	–	(0.17)	30.32	0.58		112,170	1.71		1.71		0.46		64
Class R
Six months ended 10/31/21	32.70	0.13	2.09	2.22	(0.15)	–	(0.15)	34.77	6.82		40,371	1.19	(f)	1.22	(f)	0.79	(f)	27
Year ended 04/30/21	20.89	0.38	12.04	12.42	(0.61)	–	(0.61)	32.70	60.24		39,590	1.18		1.30		1.50		46
Six months ended 04/30/20	33.04	0.25	(4.85)	(4.60)	(0.24)	(7.31)	(7.55)	20.89	(19.11)		27,340	1.18	(f)	1.23	(f)	1.92	(f)	11
Year ended 10/31/19	34.91	0.49	1.96	2.45	(0.48)	(3.84)	(4.32)	33.04	8.41		36,469	1.18		1.20		1.54		129
Year ended 10/31/18	36.91	0.41	(0.32)	0.09	(0.43)	(1.66)	(2.09)	34.91	0.08		38,411	1.18		1.18		1.12		45
Year ended 10/31/17	31.08	0.25	5.97	6.22	(0.39)	–	(0.39)	36.91	20.10		42,358	1.18		1.19		0.73		53
Year ended 10/31/16	31.06	0.29	0.04	0.33	(0.31)	–	(0.31)	31.08	1.11		38,801	1.20		1.20		0.96		64
Class Y
Six months ended 10/31/21	34.75	0.23	2.21	2.44	(0.25)	–	(0.25)	36.94	7.06		57,238	0.69	(f)	0.72	(f)	1.29	(f)	27
Year ended 04/30/21	22.19	0.54	12.80	13.34	(0.78)	–	(0.78)	34.75	61.10		45,879	0.68		0.80		2.00		46
Six months ended 04/30/20	34.70	0.34	(5.21)	(4.87)	(0.33)	(7.31)	(7.64)	22.19	(18.95)		29,843	0.68	(f)	0.73	(f)	2.41	(f)	11
Year ended 10/31/19	36.44	0.68	2.07	2.75	(0.65)	(3.84)	(4.49)	34.70	8.97		70,677	0.68		0.71		2.03		129
Year ended 10/31/18	38.43	0.62	(0.34)	0.28	(0.61)	(1.66)	(2.27)	36.44	0.55		72,317	0.68		0.68		1.61		45
Year ended 10/31/17	32.33	0.44	6.22	6.66	(0.56)	–	(0.56)	38.43	20.71		142,547	0.69		0.71		1.20		53
Year ended 10/31/16	32.29	0.46	0.04	0.50	(0.46)	–	(0.46)	32.33	1.61		111,684	0.71		0.71		1.47		64
Class R5
Six months ended 10/31/21	33.62	0.24	2.14	2.38	(0.26)	–	(0.26)	35.74	7.11		11	0.59	(f)	0.61	(f)	1.39	(f)	27
Year ended 04/30/21	21.47	0.55	12.38	12.93	(0.78)	–	(0.78)	33.62	61.27		11	0.57		0.60		2.11		46
Six months ended 04/30/20	33.80	0.34	(5.02)	(4.68)	(0.34)	(7.31)	(7.65)	21.47	(18.88)		7	0.57	(f)	0.57	(f)	2.52	(f)	11
Period ended 10/31/19(g)	31.94	0.31	1.93	2.24	(0.38)	–	(0.38)	33.80	7.03		11	0.57	(f)	0.57	(f)	2.15	(f)	129
Class R6
Six months ended 10/31/21	34.65	0.25	2.20	2.45	(0.27)	–	(0.27)	36.83	7.11		8,318	0.55	(f)	0.61	(f)	1.43	(f)	27
Year ended 04/30/21	22.13	0.51	12.83	13.34	(0.82)	–	(0.82)	34.65	61.33		6,606	0.52		0.58		2.16		46
Six months ended 04/30/20	34.63	0.36	(5.19)	(4.83)	(0.36)	(7.31)	(7.67)	22.13	(18.88)		444,138	0.52	(f)	0.54	(f)	2.58	(f)	11
Year ended 10/31/19	36.38	0.73	2.06	2.79	(0.70)	(3.84)	(4.54)	34.63	9.13		656,678	0.52		0.52		2.20		129
Year ended 10/31/18	38.37	0.68	(0.33)	0.35	(0.68)	(1.66)	(2.34)	36.38	0.75		1,039,697	0.52		0.52		1.78		45
Year ended 10/31/17	32.28	0.50	6.21	6.71	(0.62)	–	(0.62)	38.37	20.92		1,336,915	0.51		0.52		1.39		53
Year ended 10/31/16	32.24	0.52	0.04	0.56	(0.52)	–	(0.52)	32.28	1.80		1,185,317	0.52		0.52		1.65		64

(a)	Calculated using average units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended April 30, 2020 and for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2021 and the year ended April 30, 2021.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Comstock Select Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10	Invesco Comstock Select Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

11	Invesco Comstock Select Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 300 million	0.625%

Next $100 million	0.500%

Next $4.6 billion	0.450%

Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.52%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective September 1, 2021, through at least August 31, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent, necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.96%, 1.71%, 1.21%, 0.71%, 0.71% and 0.71%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to September 1, 2021, the Adviser had agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.93%, 1.68%, 1.18%, 0.68%, 0.57% and 0.52%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $2,445 and reimbursed class level expenses of $61,827, $4,553, $5,712, $7,236, $1 and $1,317 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

12	Invesco Comstock Select Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $24,167 in front-end sales commissions from the sale of Class A shares and $0 and $233 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $6,191 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $648.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Fund had a capital loss carryforward as of April 30, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$21,063,024	$-	$21,063,024

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $177,774,296 and $193,061,211, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$173,613,476

Aggregate unrealized (depreciation) of investments	(8,824,598)

Net unrealized appreciation of investments	$164,788,878

Cost of investments for tax purposes is $522,754,984.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	483,780	$16,650,867	1,111,374	$29,792,773

Class C	87,306	2,818,381	217,474	5,778,591

Class R	77,790	2,606,334	202,383	5,300,783

Class Y	367,708	13,045,569	660,759	18,061,065

Class R6	94,651	3,374,215	94,288	2,862,540

Issued as reinvestment of dividends:
Class A	88,058	2,999,938	415,403	11,014,435

Class C	1,902	60,557	21,154	522,559

Class R	5,334	176,582	28,780	742,928

Class Y	6,182	217,346	25,381	691,658

Class R6	1,768	61,969	106,861	2,543,224

Automatic conversion of Class C shares to Class A shares:
Class A	37,240	1,290,713	288,507	7,853,680

Class C	(39,873)	(1,290,713)	(308,753)	(7,853,680)

Reacquired:
Class A	(1,442,029)	(49,491,798)	(3,655,749)	(94,648,562)

Class C	(79,502)	(2,538,444)	(321,994)	(7,576,582)

Class R	(132,486)	(4,411,343)	(329,644)	(8,284,292)

Class Y	(144,669)	(5,126,448)	(710,850)	(18,714,530)

Class R6	(61,265)	(2,160,657)	(20,076,814)	(485,134,553)

Net increase (decrease) in share activity	(648,105)	$(21,716,932)	(22,231,440)	$(537,047,963)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 5% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14	Invesco Comstock Select Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (10/31/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio
Class A	$1,000.00	$1,069.50	$4.90	$1,020.47	$4.79	0.94%
Class C	1,000.00	1,065.10	8.80	1,016.69	8.59	1.69
Class R	1,000.00	1,068.20	6.20	1,019.21	6.06	1.19
Class Y	1,000.00	1,070.60	3.60	1,021.73	3.52	0.69
Class R5	1,000.00	1,071.10	3.08	1,022.23	3.01	0.59
Class R6	1,000.00	1,071.10	2.87	1,022.43	2.80	0.55

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective September 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.96%, 1.71%, 1.21%, 0.71%, 0.71% and 0.71% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.96%, 1.71%, 1.21%, 0.71%, 0.61% and 0.61% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $5.01, $8.90, $6.31, $3.71, $3.18 and $3.18 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.89, $8.69, $6.16, $3.62, $3.11 and $3.11 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

15	Invesco Comstock Select Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Select Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s stock selection in and overweight exposure to certain sectors detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, as well as a name change to better reflect the Fund’s investment philosophy and process, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular

16	Invesco Comstock Select Fund

date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

17	Invesco Comstock Select Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-VAL-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Dividend Income Fund

Nasdaq:

A: IAUTX ∎ C: IUTCX ∎ R: IRTCX ∎ Y: IAUYX ∎ Investor: FSTUX ∎ R5: FSIUX ∎ R6: IFUTX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.32%
Class C Shares	2.94
Class R Shares	3.19
Class Y Shares	3.46
Investor Class Shares	3.32
Class R5 Shares	3.47
Class R6 Shares	3.50
S&P 500 Index▼ (Broad Market Index)	10.91
Dow Jones U.S. Select Dividend Index▼ (Style-Specific Index)	1.55
Russell 1000 Value Index▼ (Style-Specific Index)	5.47
Lipper Equity Income Funds Index∎ (Peer Group Index)	6.65
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Dow Jones U.S. Select Dividend Index represent the country’s leading stocks by dividend yield.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Dividend Income Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	8.13%
10 Years	8.96
5 Years	6.82
1 Year	22.20

Class C Shares
Inception (2/14/00)	4.62%
10 Years	8.93
5 Years	7.23
1 Year	27.34

Class R Shares
10 Years	9.30%
5 Years	7.77
1 Year	28.95

Class Y Shares
Inception (10/3/08)	9.33%
10 Years	9.85
5 Years	8.30
1 Year	29.59

Investor Class Shares
Inception (6/2/86)	8.49%
10 Years	9.57
5 Years	8.03
1 Year	29.31

Class R5 Shares
Inception (10/25/05)	8.55%
10 Years	9.91
5 Years	8.36
1 Year	29.64

Class R6 Shares
10 Years	9.94%
5 Years	8.45
1 Year	29.78

Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of Investor Class shares restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares at net asset value and includes the 12b-1 fees applicable to Investor Class shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Dividend Income Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.03%
Aerospace & Defense–3.70%
General Dynamics Corp.	163,887	$33,228,089

Lockheed Martin Corp.	180,389	59,946,873

Raytheon Technologies Corp.	571,449	50,778,958

		143,953,920

Apparel Retail–0.24%
Gap, Inc. (The)	405,133	9,192,468

Asset Management & Custody Banks–1.80%
State Street Corp.	710,992	70,068,262

Automobile Manufacturers–0.96%
Bayerische Motoren Werke AG (Germany)	368,845	37,205,321

Biotechnology–0.53%
AbbVie, Inc.	180,628	20,712,613

Brewers–1.17%
Molson Coors Beverage Co., Class B(b)	1,034,082	45,592,675

Cable & Satellite–1.69%
Comcast Corp., Class A	1,278,753	65,766,267

Communications Equipment–2.40%
Cisco Systems, Inc.	1,666,173	93,255,703

Construction Machinery & Heavy Trucks–1.00%
Caterpillar, Inc.	190,831	38,931,432

Diversified Banks–3.20%
Bank of America Corp.	2,611,337	124,769,682

Electric Utilities–3.39%
Entergy Corp.(b)	335,914	34,605,860

Exelon Corp.	930,066	49,470,211

Portland General Electric Co.	975,710	48,112,260

		132,188,331

Electrical Components & Equipment–3.01%
ABB Ltd. (Switzerland)	1,598,685	53,029,171

Emerson Electric Co.	662,516	64,270,677

		117,299,848

Food Distributors–0.93%
Sysco Corp.	470,205	36,158,764

Gas Utilities–3.10%
National Fuel Gas Co.	1,430,061	82,128,403

Southwest Gas Holdings, Inc.	557,024	38,573,912

		120,702,315

General Merchandise Stores–2.04%
Target Corp.	306,623	79,605,463

Gold–0.96%
Newmont Corp.	690,038	37,262,052

	Shares	Value

Health Care Equipment–2.08%
Becton, Dickinson and Co.	148,273	$35,524,728

Medtronic PLC	378,163	45,326,617

		80,851,345

Health Care Services–1.79%
CVS Health Corp.	782,246	69,838,923

Home Improvement Retail–1.26%
Lowe’s Cos., Inc.	210,368	49,188,246

Hypermarkets & Super Centers–2.04%
Walmart, Inc.	530,354	79,245,495

Industrial Machinery–2.73%
Kennametal, Inc.(b)	1,100,297	43,736,806

Snap-on, Inc.	172,858	35,129,931

Stanley Black & Decker, Inc.	152,580	27,423,203

		106,289,940

Integrated Oil & Gas–4.53%
Chevron Corp.	354,308	40,564,723

Exxon Mobil Corp.	889,056	57,317,440

TotalEnergies SE (France)	1,568,295	78,632,464

		176,514,627

Integrated Telecommunication Services–4.09%
AT&T, Inc.	2,407,868	60,822,746

Deutsche Telekom AG (Germany)	1,430,635	26,600,096

Verizon Communications, Inc.	1,356,547	71,883,425

		159,306,267

IT Consulting & Other Services–2.82%
Cognizant Technology Solutions Corp., Class A	622,284	48,594,158

International Business Machines Corp.	490,315	61,338,406

		109,932,564

Multi-line Insurance–1.92%
Hartford Financial Services Group, Inc. (The)	1,024,327	74,704,168

Multi-Utilities–3.85%
Dominion Energy, Inc.	1,027,026	77,982,084

Public Service Enterprise Group, Inc.	1,126,807	71,890,287

		149,872,371

Oil & Gas Exploration & Production–1.06%
ConocoPhillips	552,638	41,166,005

Oil & Gas Storage & Transportation–1.59%
Enbridge, Inc. (Canada)	1,480,307	62,006,395

Packaged Foods & Meats–5.65%
Campbell Soup Co.(b)	1,315,887	52,569,686

General Mills, Inc.	653,989	40,416,520

Kraft Heinz Co. (The)	1,588,058	56,995,402

Nestle S.A. (Switzerland)	531,085	70,151,193

		220,132,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Dividend Income Fund

	Shares	Value

Paper Packaging–1.28%
International Paper Co.	526,315	$26,142,066

Sonoco Products Co.	410,222	23,772,365

		49,914,431

Pharmaceuticals–9.41%
AstraZeneca PLC (United Kingdom)	249,868	31,177,026

Eli Lilly and Co.	230,329	58,678,616

GlaxoSmithKline PLC (United Kingdom)	2,060,684	42,815,884

Johnson & Johnson	745,397	121,410,263

Merck & Co., Inc.	1,275,977	112,349,775

		366,431,564

Property & Casualty Insurance–4.03%
Chubb Ltd.	374,968	73,261,248

Travelers Cos., Inc. (The)	521,011	83,820,250

		157,081,498

Regional Banks–7.96%
Cullen/Frost Bankers, Inc.(b)	484,091	62,689,784

Fifth Third Bancorp	1,644,175	71,570,938

M&T Bank Corp.	647,314	95,232,836

Regions Financial Corp.	3,400,208	80,516,925

		310,010,483

Restaurants–2.29%
McDonald’s Corp.	363,912	89,358,592

Semiconductors–1.55%
Broadcom, Inc.	40,915	21,753,278

Microchip Technology, Inc.(b)	518,968	38,450,339

		60,203,617

Soft Drinks–1.98%
Coca-Cola Co. (The)	1,367,698	77,097,136

Specialized REITs–2.47%
Crown Castle International Corp.	288,889	52,086,687

Weyerhaeuser Co.(b)	1,233,317	44,054,083

		96,140,770

Specialty Chemicals–1.53%
DuPont de Nemours, Inc.	853,450	59,400,120

Total Common Stocks & Other Equity Interests (Cost $2,885,502,604)		3,817,352,474

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–0.01%
Tobacco–0.01%
Reynolds American, Inc. (United Kingdom), 7.00%, 08/04/2041(c) (Cost $358,490)	$354,000	$470,187

	Shares
Money Market Funds–1.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	15,101,848	15,101,848

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	33,325,125	33,335,123

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	17,259,255	17,259,256

Total Money Market Funds (Cost $65,691,534)		65,696,227

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $2,951,552,628)		3,883,518,888

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.78%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,786,075	20,786,075

Invesco Private Prime Fund, 0.11%(d)(e)(f)	48,481,449	48,500,842

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,286,917)		69,286,917

TOTAL INVESTMENTS IN SECURITIES–101.51% (Cost $3,020,839,545)		3,952,805,805

OTHER ASSETS LESS LIABILITIES—(1.51)%		(58,644,086)

NET ASSETS–100.00%		$3,894,161,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Dividend Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,858,374	$115,703,762	$(154,460,288)	$-	$-	$15,101,848	$4,123
Invesco Liquid Assets Portfolio, Institutional Class	61,353,363	82,295,854	(110,309,087)	(8,332)	3,325	33,335,123	2,332
Invesco Treasury Portfolio, Institutional Class	61,552,428	132,232,871	(176,526,043)	-	-	17,259,256	1,833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,145,400	138,586,881	(148,946,206)	-	-	20,786,075	1,349*
Invesco Private Prime Fund	46,718,100	307,267,393	(305,484,651)	-	-	48,500,842	20,395*
Total	$254,627,665	$776,086,761	$(895,726,275)	$(8,332)	$3,325	$134,983,144	$30,032

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Financials	18.91%

Health Care	13.81

Consumer Staples	11.78

Industrials	10.44

Utilities	10.34

Energy	7.18

Consumer Discretionary	6.79

Information Technology	6.77

Communication Services	5.78

Materials	3.77
Real Estate	2.47
Money Market Funds Plus Other Assets Less Liabilities	1.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Dividend Income Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,885,861,094)*	$3,817,822,661

Investments in affiliated money market funds, at value (Cost $134,978,451)	134,983,144

Foreign currencies, at value (Cost $532,562)	536,259

Receivable for:
Investments sold	17,304,044

Fund shares sold	699,949

Dividends	6,590,603

Interest	5,931

Investment for trustee deferred compensation and retirement plans	352,003

Other assets	85,855

Total assets	3,978,380,449

Liabilities:
Payable for:
Investments purchased	9,150,162

Fund shares reacquired	2,763,406

Collateral upon return of securities loaned	69,286,917

Accrued fees to affiliates	2,048,082

Accrued trustees’ and officers’ fees and benefits	52,301

Accrued other operating expenses	483,769

Trustee deferred compensation and retirement plans	434,093

Total liabilities	84,218,730

Net assets applicable to shares outstanding	$3,894,161,719

Net assets consist of:
Shares of beneficial interest	$2,797,580,408

Distributable earnings	1,096,581,311

$3,894,161,719

Net Assets:
Class A	$2,885,853,170

Class C	$256,480,106

Class R	$110,946,467

Class Y	$331,067,549

Investor Class	$73,182,228

Class R5	$1,722,451

Class R6	$234,909,748

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	110,018,561

Class C	9,647,334

Class R	4,230,115

Class Y	12,487,663

Investor Class	2,760,451

Class R5	65,636

Class R6	8,944,103

Class A:
Net asset value per share	$26.23

Maximum offering price per share (Net asset value of $26.23 ÷ 94.50%)	$27.76

Class C:
Net asset value and offering price per share	$26.59

Class R:
Net asset value and offering price per share	$26.23

Class Y:
Net asset value and offering price per share	$26.51

Investor Class:
Net asset value and offering price per share	$26.51

Class R5:
Net asset value and offering price per share	$26.24

Class R6:
Net asset value and offering price per share	$26.26

*	At October 31, 2021, securities with an aggregate value of $68,010,293 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Dividend Income Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:

Interest	$53,545

Dividends (net of foreign withholding taxes of $864,757)	55,511,618

Dividends from affiliated money market funds (includes securities lending income of $58,506)	66,794

Foreign withholding tax claims	81,829

Total investment income	55,713,786

Expenses:
Advisory fees	10,384,090

Administrative services fees	279,703

Custodian fees	5,881

Distribution fees:
Class A	3,468,999

Class C	1,364,871

Class R	278,494

Investor Class	92,601

Transfer agent fees – A, C, R, Y and Investor Class	2,613,414

Transfer agent fees – R5	949

Transfer agent fees – R6	26,918

Trustees’ and officers’ fees and benefits	21,959

Registration and filing fees	72,549

Reports to shareholders	155,555

Professional services fees	48,052

Other	31,965

Total expenses	18,846,000

Less: Fees waived and/or expense offset arrangement(s)	(25,666)

Net expenses	18,820,334

Net investment income	36,893,452

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	169,851,471

Affiliated investment securities	3,325

Foreign currencies	(4,831)

169,849,965

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(79,591,397)

Affiliated investment securities	(8,332)

Foreign currencies	(91,071)

(79,690,800)

Net realized and unrealized gain	90,159,165

Net increase in net assets resulting from operations	$127,052,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Dividend Income Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:
Net investment income	$36,893,452	$76,828,633

Net realized gain	169,849,965	54,102,653

Change in net unrealized appreciation (depreciation)	(79,690,800)	855,183,576

Net increase in net assets resulting from operations	127,052,617	986,114,862

Distributions to shareholders from distributable earnings:
Class A	(26,344,197)	(57,908,866)

Class C	(1,447,425)	(5,002,175)

Class R	(865,125)	(1,985,230)

Class Y	(3,481,927)	(7,830,142)

Investor Class	(659,224)	(1,426,555)

Class R5	(19,676)	(57,208)

Class R6	(2,587,505)	(6,126,190)

Total distributions from distributable earnings	(35,405,079)	(80,336,366)

Share transactions–net:
Class A	(103,758,159)	(233,960,731)

Class C	(35,035,091)	(179,352,772)

Class R	(2,329,565)	(12,010,480)

Class Y	(21,269,380)	(63,925,137)

Investor Class	(2,181,117)	(4,944,485)

Class R5	(667,169)	(384,304)

Class R6	(12,720,688)	(61,054,215)

Net increase (decrease) in net assets resulting from share transactions	(177,961,169)	(555,632,124)

Net increase (decrease) in net assets	(86,313,631)	350,146,372

Net assets:
Beginning of period	3,980,475,350	3,630,328,978

End of period	$3,894,161,719	$3,980,475,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Dividend Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$25.62	$0.25	$0.60	$0.85	$(0.24)	$ -	$(0.24)	$26.23	3.32	%(d)	$2,885,853	0.94	%(d)(e)	0.94	%(d)(e)	1.88	%(d)(e)	19%
Year ended 04/30/21	20.11	0.47	5.53	6.00	(0.49)	-	(0.49)	25.62	30.23	(d)	2,921,798	0.97	(d)	0.97	(d)	2.10	(d)	4
Year ended 04/30/20	22.70	0.51	(2.33)	(1.82)	(0.52)	(0.25)	(0.77)	20.11	(8.30)		2,506,397	1.05		1.06		2.31		47
Year ended 04/30/19	22.98	0.58	1.45	2.03	(0.60)	(1.71)	(2.31)	22.70	9.51		764,037	1.06		1.06		2.54		4
Year ended 04/30/18	23.96	0.51	(0.42)	0.09	(0.47)	(0.60)	(1.07)	22.98	0.21		862,915	1.01		1.02		2.12		11
Year ended 04/30/17	22.32	0.41	1.80	2.21	(0.41)	(0.16)	(0.57)	23.96	10.00		1,143,946	1.03		1.05		1.74		6
Class C
Six months ended 10/31/21	25.97	0.15	0.61	0.76	(0.14)	-	(0.14)	26.59	2.94		256,480	1.70	(e)	1.70	(e)	1.12	(e)	19
Year ended 04/30/21	20.38	0.30	5.61	5.91	(0.32)	-	(0.32)	25.97	29.29		285,321	1.73		1.73		1.34		4
Year ended 04/30/20	23.01	0.35	(2.37)	(2.02)	(0.36)	(0.25)	(0.61)	20.38	(9.02)		385,968	1.80		1.81		1.56		47
Year ended 04/30/19	23.28	0.42	1.46	1.88	(0.44)	(1.71)	(2.15)	23.01	8.65		152,988	1.81		1.81		1.79		4
Year ended 04/30/18	24.26	0.33	(0.42)	(0.09)	(0.29)	(0.60)	(0.89)	23.28	(0.52)		236,168	1.76		1.77		1.37		11
Year ended 04/30/17	22.60	0.24	1.82	2.06	(0.24)	(0.16)	(0.40)	24.26	9.16		311,194	1.78		1.80		0.99		6
Class R
Six months ended 10/31/21	25.62	0.21	0.60	0.81	(0.20)	-	(0.20)	26.23	3.19		110,946	1.20	(e)	1.20	(e)	1.62	(e)	19
Year ended 04/30/21	20.11	0.41	5.53	5.94	(0.43)	-	(0.43)	25.62	29.89		110,667	1.23		1.23		1.84		4
Period ended 04/30/20(f)	20.18	0.01	(0.08)	(0.07)	-	-	-	20.11	(0.35)		97,560	1.20	(e)	1.21	(e)	2.16	(e)	47
Class Y
Six months ended 10/31/21	25.89	0.28	0.61	0.89	(0.27)	-	(0.27)	26.51	3.46		331,068	0.70	(e)	0.70	(e)	2.12	(e)	19
Year ended 04/30/21	20.32	0.52	5.59	6.11	(0.54)	-	(0.54)	25.89	30.55		344,755	0.73		0.73		2.34		4
Year ended 04/30/20	22.94	0.57	(2.36)	(1.79)	(0.58)	(0.25)	(0.83)	20.32	(8.09)		330,421	0.81		0.82		2.55		47
Year ended 04/30/19	23.21	0.65	1.46	2.11	(0.67)	(1.71)	(2.38)	22.94	9.76		248,641	0.81		0.81		2.79		4
Year ended 04/30/18	24.19	0.58	(0.43)	0.15	(0.53)	(0.60)	(1.13)	23.21	0.48		444,633	0.76		0.77		2.37		11
Year ended 04/30/17	22.53	0.47	1.82	2.29	(0.47)	(0.16)	(0.63)	24.19	10.28		860,105	0.78		0.80		1.99		6
Investor Class
Six months ended 10/31/21	25.89	0.25	0.60	0.85	(0.23)	-	(0.23)	26.51	3.32		73,182	0.95	(e)	0.95	(e)	1.87	(e)	19
Year ended 04/30/21	20.31	0.47	5.59	6.06	(0.48)	-	(0.48)	25.89	30.25		73,628	0.98		0.98		2.09		4
Year ended 04/30/20	22.93	0.52	(2.37)	(1.85)	(0.52)	(0.25)	(0.77)	20.31	(8.32)		62,298	1.06		1.07		2.30		47
Year ended 04/30/19	23.20	0.59	1.46	2.05	(0.61)	(1.71)	(2.32)	22.93	9.49		76,436	1.06		1.06		2.54		4
Year ended 04/30/18	24.18	0.51	(0.42)	0.09	(0.47)	(0.60)	(1.07)	23.20	0.23		79,103	1.01		1.02		2.12		11
Year ended 04/30/17	22.52	0.41	1.82	2.23	(0.41)	(0.16)	(0.57)	24.18	10.01		97,228	1.03		1.05		1.74		6
Class R5
Six months ended 10/31/21	25.63	0.28	0.60	0.88	(0.27)	-	(0.27)	26.24	3.47		1,722	0.66	(e)	0.66	(e)	2.16	(e)	19
Year ended 04/30/21	20.11	0.53	5.54	6.07	(0.55)	-	(0.55)	25.63	30.66		2,337	0.66		0.66		2.41		4
Year ended 04/30/20	22.71	0.58	(2.34)	(1.76)	(0.59)	(0.25)	(0.84)	20.11	(8.05)		2,159	0.75		0.76		2.61		47
Year ended 04/30/19	22.99	0.65	1.45	2.10	(0.67)	(1.71)	(2.38)	22.71	9.82		1,863	0.77		0.77		2.83		4
Year ended 04/30/18	23.97	0.58	(0.42)	0.16	(0.54)	(0.60)	(1.14)	22.99	0.51		1,914	0.72		0.73		2.41		11
Year ended 04/30/17	22.32	0.48	1.81	2.29	(0.48)	(0.16)	(0.64)	23.97	10.38		2,376	0.72		0.74		2.05		6
Class R6
Six months ended 10/31/21	25.65	0.29	0.60	0.89	(0.28)	-	(0.28)	26.26	3.50		234,910	0.58	(e)	0.58	(e)	2.24	(e)	19
Year ended 04/30/21	20.13	0.55	5.54	6.09	(0.57)	-	(0.57)	25.65	30.75		241,970	0.58		0.58		2.49		4
Year ended 04/30/20	22.73	0.60	(2.34)	(1.74)	(0.61)	(0.25)	(0.86)	20.13	(7.97)		245,526	0.66		0.67		2.70		47
Year ended 04/30/19	23.00	0.67	1.46	2.13	(0.69)	(1.71)	(2.40)	22.73	9.96		252,176	0.69		0.69		2.91		4
Year ended 04/30/18	23.98	0.60	(0.42)	0.18	(0.56)	(0.60)	(1.16)	23.00	0.59		322,530	0.64		0.65		2.49		11
Year ended 04/30/17	22.34	0.50	1.80	2.30	(0.50)	(0.16)	(0.66)	23.98	10.42		83,352	0.64		0.66		2.13		6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,372,954,426 in connection with the acquisitions of Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer Equity Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2021, and the year ended April 30, 2021.

(e)	Annualized.
(f)	Commencement date of April 17, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Dividend Income Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Dividend Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2021, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

12	Invesco Dividend Income Fund

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.633%

Next $500 million	0.613%

Next $600 million	0.600%

Next $400 million	0.533%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.53%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 1.05%, 0.66% and 0.61%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022.

13	Invesco Dividend Income Fund

During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $23,122.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $149,134 in front-end sales commissions from the sale of Class A shares and $2,312 and $4,176 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $11,442 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,477,741,319	$339,611,155	$–	$3,817,352,474

U.S. Dollar Denominated Bonds & Notes	–	470,187	–	470,187

Money Market Funds	65,696,227	69,286,917	–	134,983,144

Total Investments	$3,543,437,546	$409,368,259	$–	$3,952,805,805

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,544.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

14	Invesco Dividend Income Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $730,909,928 and $801,315,989, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$955,707,655

Aggregate unrealized (depreciation) of investments	(41,746,937)

Net unrealized appreciation of investments	$913,960,718

Cost of investments for tax purposes is $ 3,038,845,087.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,462,871	$63,668,590	7,954,232	$176,626,306

Class C	379,602	9,935,606	1,223,560	27,257,557

Class R	240,683	6,200,686	622,003	13,816,681

Class Y	953,520	24,965,062	2,845,927	63,787,665

Investor Class	20,520	537,020	79,458	1,825,587

Class R5	1,517	39,128	20,861	464,489

Class R6	612,235	15,782,696	1,554,962	34,460,763

Issued as reinvestment of dividends:
Class A	916,478	23,603,623	2,353,195	52,078,909

Class C	50,753	1,325,181	205,532	4,551,363

Class R	33,374	859,525	89,303	1,973,655

Class Y	99,920	2,600,756	271,918	6,067,680

Investor Class	22,486	585,280	57,078	1,276,666

Class R5	758	19,534	2,560	56,690

Class R6	95,439	2,460,937	267,351	5,906,050

Automatic conversion of Class C shares to Class A shares:
Class A	850,086	21,916,450	4,564,118	102,652,207

Class C	(838,678)	(21,916,450)	(4,502,763)	(102,652,207)

15	Invesco Dividend Income Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(8,260,338)	$(212,946,822)	(25,472,535)	$(565,318,153)

Class C	(932,220)	(24,379,428)	(4,874,978)	(108,509,485)

Class R	(364,089)	(9,389,776)	(1,243,512)	(27,800,816)

Class Y	(1,880,379)	(48,835,198)	(6,064,345)	(133,780,482)

Investor Class	(126,427)	(3,303,417)	(359,455)	(8,046,738)

Class R5	(27,829)	(725,831)	(39,575)	(905,483)

Class R6	(1,196,713)	(30,964,321)	(4,586,621)	(101,421,028)

Net increase (decrease) in share activity	(6,886,431)	$(177,961,169)	(25,031,726)	$(555,632,124)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Dividend Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,033.20	$4.82	$1,020.47	$4.79	0.94%
Class C	1,000.00	1,029.40	8.70	1,016.64	8.64	1.70
Class R	1,000.00	1,031.90	6.15	1,019.16	6.11	1.20
Class Y	1,000.00	1,034.60	3.59	1,021.68	3.57	0.70
Investor Class	1,000.00	1,033.20	4.87	1,020.42	4.84	0.95
Class R5	1,000.00	1,034.70	3.38	1,021.88	3.36	0.66
Class R6	1,000.00	1,035.00	2.98	1,022.28	2.96	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17	Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Dividend Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Dow Jones U.S. Select Dividend Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period, and below the performance of the Index for the five year period. The Board noted that the Fund’s stock selection in and underweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual

18	Invesco Dividend Income Fund

management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective April 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with

Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19	Invesco Dividend Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905 Invesco Distributors, Inc.	I-DIVI-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Energy Fund

Nasdaq:

A: IENAX ∎ C: IEFCX ∎ Y: IENYX ∎ Investor: FSTEX ∎ R5: IENIX ∎ R6: IENSX

2	Fund Performance
4	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	24.73%

Class C Shares	24.20

Class Y Shares	24.89

Investor Class Shares	24.69

Class R5 Shares	24.97

Class R6 Shares	24.97

S&P 500 Index▼ (Broad Market Index)	10.91

MSCI World Energy Index▼ (Style-Specific Index)	18.52

Lipper Natural Resource Funds Index⬛ (Peer Group Index)	19.54

Source(s): ▼RIMES Technologies Corp.; ⬛Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The MSCI World Energy Index is designed to capture the performance of energy stocks across developed market countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Energy Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	3.39%
10 Years	-4.85
5 Years	-4.46
1 Year	106.78

Class C Shares
Inception (2/14/00)	4.85%
10 Years	-4.89
5 Years	-4.09
1 Year	116.36

Class Y Shares
Inception (10/3/08)	-1.25%
10 Years	-4.07
5 Years	-3.13
1 Year	119.51

Investor Class Shares
Inception (1/19/84)	6.01%
10 Years	-4.31
5 Years	-3.36
1 Year	118.96

Class R5 Shares
Inception (1/31/06)	-1.01%
10 Years	-3.90
5 Years	-2.90
1 Year	119.99

Class R6 Shares
10 Years	-4.09%
5 Years	-2.91
1 Year	119.99

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Energy Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.58%
Integrated Oil & Gas–35.96%
BP PLC, ADR (United Kingdom)	327,136	$9,418,245

Cenovus Energy, Inc. (Canada)	657,358	7,861,101

Chevron Corp.	203,137	23,257,155

Equinor ASA (Norway)	562,247	14,294,796

Exxon Mobil Corp.	472,307	30,449,632

Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	264,499	12,145,794

Suncor Energy, Inc. (Canada)	489,619	12,877,423

TotalEnergies SE (France)	301,911	15,137,462

		125,441,608

Oil & Gas Drilling–1.80%
Helmerich & Payne, Inc.	202,369	6,281,534

Oil & Gas Equipment & Services–3.73%
Baker Hughes Co., Class A	228,343	5,726,842

Tenaris S.A., ADR	326,591	7,276,448

		13,003,290

Oil & Gas Exploration & Production–40.15%
APA Corp.	534,465	14,008,328

Canadian Natural Resources Ltd. (Canada)	272,174	11,567,835

ConocoPhillips	365,339	27,214,102

Coterra Energy, Inc.	388,663	8,286,295

Devon Energy Corp.	523,015	20,962,441

Diamondback Energy, Inc.	111,644	11,967,120

EQT Corp.(b)	268,884	5,353,481

Hess Corp.	83,518	6,896,081

Marathon Oil Corp.	1,069,037	17,446,684

	Shares	Value

Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	87,330	$16,328,963

		140,031,330

Oil & Gas Refining & Marketing–5.10%
Phillips 66	107,281	8,022,473

Valero Energy Corp.	126,259	9,763,609

		17,786,082

Oil & Gas Storage & Transportation–5.84%
Cheniere Energy, Inc.(b)	135,065	13,965,721

Plains All American Pipeline L.P.	632,250	6,398,370

		20,364,091

Total Common Stocks & Other Equity Interests (Cost $292,516,263)		322,907,935

Exchange-Traded Funds–4.40%
Energy Select Sector SPDR Fund (Cost $ 13,345,061)	267,000	15,344,490

Money Market Funds–3.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,723,038	3,723,038

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	2,503,930	2,504,681

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	4,254,900	4,254,900

Total Money Market Funds (Cost $10,482,628)		10,482,619

TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $316,343,952)		348,735,044

OTHER ASSETS LESS LIABILITIES–0.02%		56,764

NET ASSETS–100.00%		$348,791,808

Investment Abbreviations:

ADR   – American Depositary Receipt

SPDR – Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,040,878	$11,691,502	$(11,009,342)	$-	$-	$3,723,038	$389
Invesco Liquid Assets Portfolio, Institutional Class	2,103,377	8,142,724	(7,741,411)	(9)	-	2,504,681	104
Invesco Treasury Portfolio, Institutional Class	3,475,289	13,361,717	(12,582,106)	-	-	4,254,900	174
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	21,336,914	(21,336,914)	-	-	-	121*
Invesco Private Prime Fund	-	48,588,835	(48,588,835)	-	-	-	1,713*
Total	$8,619,544	$103,121,692	$(101,258,608)	$(9)	$-	$10,482,619	$2,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                        Invesco Energy Fund

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2021

Oil & Gas Exploration & Production	40.15%
Integrated Oil & Gas	35.96
Oil & Gas Storage & Transportation	5.84
Oil & Gas Refining & Marketing	5.10
Investment Companies - Exchange-Traded Fund	4.40
Oil & Gas Equipment & Services	3.73
Oil & Gas Drilling	1.80
Money Market Funds Plus Other Assets Less Liabilities	3.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $305,861,324)	$338,252,425

Investments in affiliated money market funds, at value (Cost $10,482,628)	10,482,619

Foreign currencies, at value (Cost $78,328)	79,859

Receivable for:
Fund shares sold	938,995

Dividends	348,195

Investment for trustee deferred compensation and retirement plans	245,643

Other assets	51,385

Total assets	350,399,121

Liabilities:

Payable for:
Fund shares reacquired	992,394

Accrued fees to affiliates	271,756

Accrued other operating expenses	82,289

Trustee deferred compensation and retirement plans	260,874

Total liabilities	1,607,313

Net assets applicable to shares outstanding	$348,791,808

Net assets consist of:
Shares of beneficial interest	$728,768,869

Distributable earnings (loss)	(379,977,061)

$348,791,808

Net Assets:

Class A	$204,845,344

Class C	$17,070,704

Class Y	$46,040,785

Investor Class	$74,207,288

Class R5	$3,820,775

Class R6	$2,806,912

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	10,546,953

Class C	1,042,642

Class Y	2,364,653

Investor Class	3,837,484

Class R5	190,860

Class R6	140,203

Class A:
Net asset value per share	$19.42

Maximum offering price per share (Net asset value of $19.42 ÷ 94.50%)	$20.55

Class C:
Net asset value and offering price per share	$16.37

Class Y:
Net asset value and offering price per share	$19.47

Investor Class:
Net asset value and offering price per share	$19.34

Class R5:
Net asset value and offering price per share	$20.02

Class R6:
Net asset value and offering price per share	$20.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                        Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $225,098)	$5,615,587

Dividends from affiliated money market funds (includes securities lending income of $10,085)	10,752

Total investment income	5,626,339

Expenses:
Advisory fees	1,141,125

Administrative services fees	21,139

Custodian fees	1,229

Distribution fees:
Class A	225,504

Class C	71,142

Investor Class	82,383

Transfer agent fees – A, C, Y and Investor Class	410,144

Transfer agent fees – R5	1,471

Transfer agent fees – R6	638

Trustees’ and officers’ fees and benefits	9,176

Registration and filing fees	46,073

Reports to shareholders	282

Professional services fees	24,014

Other	8,863

Total expenses	2,043,183

Less: Fees waived and/or expense offset arrangement(s)	(1,400)

Net expenses	2,041,783

Net investment income	3,584,556

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,523,158

Foreign currencies	(38,323)

5,484,835

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	57,781,538

Affiliated investment securities	(9)

Foreign currencies	(5,164)

57,776,365

Net realized and unrealized gain	63,261,200

Net increase in net assets resulting from operations	$66,845,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                        Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:
Net investment income	$3,584,556	$4,224,557

Net realized gain (loss)	5,484,835	(121,303,223)

Change in net unrealized appreciation	57,776,365	187,946,932

Net increase in net assets resulting from operations	66,845,756	70,868,266

Distributions to shareholders from distributable earnings:
Class A	–	(2,747,153)

Class C	–	(246,215)

Class Y	–	(358,198)

Investor Class	–	(1,082,664)

Class R5	–	(58,368)

Class R6	–	(9,193)

Total distributions from distributable earnings	–	(4,501,791)

Share transactions–net:
Class A	(1,215,584)	3,760,649

Class C	1,212,952	(4,431,573)

Class Y	8,636,065	10,016,155

Investor Class	(2,442,231)	(1,148,508)

Class R5	664,316	(561,626)

Class R6	1,334,011	613,358

Net increase in net assets resulting from share transactions	8,189,529	8,248,455

Net increase in net assets	75,035,285	74,614,930

Net assets:
Beginning of period	273,756,523	199,141,593

End of period	$348,791,808	$273,756,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                        Invesco Energy Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net
				(losses)						net assets		assets without		Ratio of net
	Net asset			on securities		Dividends				with fee waivers		fee waivers		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	and/or		and/or		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)		unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 10/31/21	$15.57	$0.20		$3.65	$3.85	$–	$19.42	24.73%	$204,845	1.34	%(d)	1.34	%(d)	2.36	%(d)	9%
Year ended 04/30/21	11.54	0.25		4.05	4.30	(0.27)	15.57	37.77	166,204	1.56		1.56		2.00		68
Year ended 04/30/20	21.05	0.41		(9.64)	(9.23)	(0.28)	11.54	(44.30)	121,102	1.45		1.45		2.42		16
Year ended 04/30/19	25.91	0.29		(4.61)	(4.32)	(0.54)	21.05	(16.48)	248,396	1.32		1.32		1.25		17
Year ended 04/30/18	24.54	0.49	(e)	1.44	1.93	(0.56)	25.91	8.08	323,247	1.33		1.33		2.07	(e)	9
Year ended 04/30/17	27.04	0.22		(2.41)	(2.19)	(0.31)	24.54	(8.29)	393,998	1.27		1.27		0.84		22
Class C
Six months ended 10/31/21	13.18	0.12		3.07	3.19	–	16.37	24.20	17,071	2.09	(d)	2.09	(d)	1.61	(d)	9
Year ended 04/30/21	9.82	0.13		3.44	3.57	(0.21)	13.18	36.87	12,763	2.31		2.31		1.25		68
Year ended 04/30/20	17.99	0.24		(8.22)	(7.98)	(0.19)	9.82	(44.72)	13,868	2.20		2.20		1.67		16
Year ended 04/30/19	22.17	0.10		(3.93)	(3.83)	(0.35)	17.99	(17.14)	33,036	2.07		2.07		0.50		17
Year ended 04/30/18	20.88	0.26	(e)	1.24	1.50	(0.21)	22.17	7.29	92,349	2.08		2.08		1.32	(e)	9
Year ended 04/30/17	23.05	0.02		(2.07)	(2.05)	(0.12)	20.88	(8.97)	120,722	2.02		2.02		0.09		22
Class Y
Six months ended 10/31/21	15.59	0.22		3.66	3.88	–	19.47	24.89	46,041	1.09	(d)	1.09	(d)	2.61	(d)	9
Year ended 04/30/21	11.54	0.28		4.06	4.34	(0.29)	15.59	38.14	29,497	1.31		1.31		2.25		68
Year ended 04/30/20	21.04	0.45		(9.64)	(9.19)	(0.31)	11.54	(44.17)	14,398	1.20		1.20		2.67		16
Year ended 04/30/19	25.93	0.35		(4.63)	(4.28)	(0.61)	21.04	(16.29)	38,550	1.07		1.07		1.50		17
Year ended 04/30/18	24.63	0.55	(e)	1.43	1.98	(0.68)	25.93	8.34	56,061	1.08		1.08		2.32	(e)	9
Year ended 04/30/17	27.12	0.29		(2.41)	(2.12)	(0.37)	24.63	(8.03)	63,783	1.02		1.02		1.09		22
Investor Class
Six months ended 10/31/21	15.51	0.20		3.63	3.83	–	19.34	24.69	74,207	1.34	(d)	1.34	(d)	2.36	(d)	9
Year ended 04/30/21	11.49	0.25		4.04	4.29	(0.27)	15.51	37.85	61,754	1.56		1.56		2.00		68
Year ended 04/30/20	20.96	0.40		(9.59)	(9.19)	(0.28)	11.49	(44.30)	47,046	1.45		1.45		2.42		16
Year ended 04/30/19	25.80	0.29		(4.59)	(4.30)	(0.54)	20.96	(16.47)	97,716	1.32		1.32		1.25		17
Year ended 04/30/18	24.44	0.49	(e)	1.43	1.92	(0.56)	25.80	8.07	136,141	1.33		1.33		2.07	(e)	9
Year ended 04/30/17	26.93	0.22		(2.40)	(2.18)	(0.31)	24.44	(8.29)	159,402	1.27		1.27		0.84		22
Class R5
Six months ended 10/31/21	16.02	0.24		3.76	4.00	–	20.02	24.97	3,821	0.92	(d)	0.92	(d)	2.78	(d)	9
Year ended 04/30/21	11.83	0.32		4.19	4.51	(0.32)	16.02	38.69	2,488	0.99		0.99		2.57		68
Year ended 04/30/20	21.54	0.50		(9.87)	(9.37)	(0.34)	11.83	(44.03)	2,371	0.96		0.96		2.91		16
Year ended 04/30/19	26.53	0.40		(4.73)	(4.33)	(0.66)	21.54	(16.12)	6,052	0.90		0.90		1.67		17
Year ended 04/30/18	25.23	0.61	(e)	1.46	2.07	(0.77)	26.53	8.51	8,092	0.91		0.91		2.49	(e)	9
Year ended 04/30/17	27.77	0.34		(2.46)	(2.12)	(0.42)	25.23	(7.88)	8,871	0.86		0.86		1.25		22
Class R6
Six months ended 10/31/21	16.02	0.25		3.75	4.00	–	20.02	24.97	2,807	0.88	(d)	0.88	(d)	2.82	(d)	9
Year ended 04/30/21	11.83	0.34		4.17	4.51	(0.32)	16.02	38.69	1,050	0.99		0.99		2.57		68
Year ended 04/30/20	21.53	0.49		(9.85)	(9.36)	(0.34)	11.83	(44.00)	357	0.96		0.96		2.91		16
Year ended 04/30/19	26.52	0.39		(4.72)	(4.33)	(0.66)	21.53	(16.11)	473	0.89		0.89		1.68		17
Year ended 04/30/18	25.23	0.62	(e)	1.46	2.08	(0.79)	26.52	8.55	185	0.90		0.90		2.50	(e)	9
Period ended 04/30/17(f)	26.31	0.03		(1.11)	(1.08)	–	25.23	(4.11)	10	0.81	(d)	0.81	(d)	1.30	(d)	22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.32 and 0.87%, $0.09 and 0.12%, $0.38 and 1.12%, $0.32 and 0.87%, $0.44 and 1.29% and $0.45 and 1.30% for Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                        Invesco Energy Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                      Invesco Energy Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

11                      Invesco Energy Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.750%

Next $350 million	0.650%

Next $1.3 billion	0.550%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $1,031.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

12                      Invesco Energy Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $19,269 in front-end sales commissions from the sale of Class A shares and $488 and $1,993 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $3,385 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$293,475,677	$29,432,258	$–	$322,907,935

Exchange-Traded Funds	15,344,490	–	–	15,344,490

Money Market Funds	10,482,619	–	–	10,482,619

Total Investments	$319,302,786	$29,432,258	$–	$348,735,044

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $369.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

13                      Invesco Energy Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$10,626,354	$412,651,716	$423,278,070

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $36,566,102 and $27,241,320, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$64,924,532

Aggregate unrealized (depreciation) of investments	(30,737,880)

Net unrealized appreciation of investments	$34,186,652

Cost of investments for tax purposes is $314,548,392.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended October 31, 2021(a)		Year ended April 30, 2021

	Shares	Amount	Shares	Amount

Sold:
Class A	1,573,857	$27,425,915	3,761,298	$49,212,346

Class C	251,102	3,733,795	352,700	3,959,818

Class Y	1,107,841	18,931,684	1,214,683	17,175,336

Investor Class	492,839	8,471,539	1,144,291	14,664,796

Class R5	82,753	1,446,068	99,777	1,299,002

Class R6	115,036	2,036,743	109,588	1,589,029

Issued as reinvestment of dividends:
Class A	-	-	201,097	2,570,024

Class C	-	-	20,180	218,957

Class Y	-	-	24,151	308,887

Investor Class	-	-	80,367	1,023,068

Class R5	-	-	4,443	58,289

Class R6	-	-	636	8,347

Automatic conversion of Class C shares to Class A shares:
Class A	26,086	446,451	237,436	2,917,949

Class C	(30,880)	(446,451)	(279,791)	(2,917,949)

Reacquired:
Class A	(1,724,700)	(29,087,950)	(4,021,838)	(50,939,670)

Class C	(146,080)	(2,074,392)	(536,226)	(5,692,399)

Class Y	(634,781)	(10,295,619)	(594,414)	(7,468,068)

Investor Class	(637,779)	(10,913,770)	(1,336,516)	(16,836,372)

Class R5	(47,217)	(781,752)	(149,224)	(1,918,917)

Class R6	(40,380)	(702,732)	(74,875)	(984,018)

Net increase in share activity	387,697	$8,189,529	257,763	$8,248,455

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                      Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,247.30	$7.59	$1,018.45	$6.82	1.34%
Class C	1,000.00	1,242.00	11.81	1,014.67	10.61	2.09
Class Y	1,000.00	1,248.90	6.18	1,019.71	5.55	1.09
Investor Class	1,000.00	1,246.90	7.59	1,018.45	6.82	1.34
Class R5	1,000.00	1,249.70	5.22	1,020.57	4.69	0.92
Class R6	1,000.00	1,249.70	4.99	1,020.77	4.48	0.88

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                      Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Energy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI World Energy Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, third quintile for the three year period and fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s underweight and overweight exposure to, and stock selection in, certain energy sub-sectors as well as the use of currency forward contracts detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2020, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

16                      Invesco Energy Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

17                      Invesco Energy Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-ENE-SAR-1

Semiannual Report to Shareholders	October 31, 2021
Invesco Gold & Special Minerals Fund

Nasdaq:

A: OPGSX ∎ C: OGMCX ∎ R: OGMNX ∎ Y: OGMYX ∎ R5: IOGYX ∎ R6: OGMIX

2	Fund Performance
4	Consolidated Schedule of Investments
8	Consolidated Financial Statements
11	Consolidated Financial Highlights
12	Notes to Consolidated Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.17%
Class C Shares	-6.53
Class R Shares	-6.27
Class Y Shares	-6.03
Class R5 Shares	-5.96
Class R6 Shares	-5.98
MSCI World Index▼	8.78
Source(s): ▼RIMES Technologies Corp.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Gold & Special Minerals Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (7/19/83)	6.22%
10 Years	-3.57
5 Years	8.23
1 Year	-10.36

Class C Shares
Inception (11/1/95)	6.27%
10 Years	-3.61
5 Years	8.63
1 Year	-6.81

Class R Shares
Inception (3/1/01)	9.24%
10 Years	-3.28
5 Years	9.18
1 Year	-5.39

Class Y Shares
Inception (9/7/10)	-1.95%
10 Years	-2.82
5 Years	9.72
1 Year	-4.92

Class R5 Shares
10 Years	-2.94%
5 Years	9.66
1 Year	-4.77

Class R6 Shares
Inception (10/26/12)	-1.36%
5 Years	9.91
1 Year	-4.78

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Gold & Special Minerals Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Gold & Special Minerals Fund. The Fund was subsequently renamed the Invesco Gold & Special Minerals Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at the net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Gold & Special Minerals Fund

Consolidated Schedule of Investments

October 31, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.20%
Australia–23.62%
Aeris Resources Ltd.(a)	18,300,000	$ 2,210,518
Alkane Resources Ltd.(a)	10,680,000	7,178,070
Auteco Minerals Ltd.(a)	10,835,783	615,148
Bellevue Gold Ltd. (Acquired 10/24/2018-09/03/2021; Cost $11,372,415)(a)(b)	23,733,252	15,400,651
Chalice Mining Ltd.(a)	13,161,692	66,534,195
De Grey Mining Ltd.(a)	61,457,305	51,261,739
Evolution Mining Ltd.	27,848,806	75,591,771
Gold Road Resources Ltd.	25,113,275	26,056,658
IGO Ltd.	420,000	3,034,402
Jervois Global Ltd.(a)	5,150,000	2,209,784
Lynas Rare Earths Ltd.(a)	1,185,000	6,498,766
Musgrave Minerals Ltd.(a)	14,500,000	4,187,515
Newcrest Mining Ltd.	10,000	186,539
Northern Star Resources Ltd.	14,338,895	99,035,372
OceanaGold Corp.(a)	11,950,300	22,305,424
Pantoro Ltd.(a)	24,458,979	4,039,284
Perseus Mining Ltd.(a)	12,350,000	14,612,362
Predictive Discovery Ltd.(a)	26,773,029	3,799,494
Ramelius Resources Ltd.	25,268,612	30,384,130
Red 5 Ltd.(a)	38,548,043	7,573,638
Rumble Resources Ltd.(a)	14,910,000	5,071,191
Silver Lake Resources Ltd.(a)	18,931,900	24,019,642
SolGold PLC(a)	19,800,000	7,536,871
Westgold Resources Ltd.(c)	21,864,853	31,965,899
		511,309,063

Bosnia Hercegovina–0.06%
Adriatic Metals PLC, CDI(a)	550,000	1,180,666

Brazil–1.72%
Wheaton Precious Metals Corp.	921,035	37,219,024

Burkina Faso–1.61%
Endeavour Mining PLC	1,372,966	34,878,839

Canada–49.13%
Agnico Eagle Mines Ltd.	1,570,595	83,320,065
Alamos Gold, Inc., Class A	3,031,108	22,551,444
Alexco Resource Corp.(a)	5,720,905	9,553,911
Americas Gold & Silver Corp.(a)	4,789,400	4,489,095
Anaconda Mining, Inc.(a)	1,420,000	791,694
Arizona Metals Corp.(a)	2,235,300	7,766,475
Artemis Gold, Inc.(a)	4,094,889	20,084,014
Ascot Resources Ltd.(a)	6,154,053	5,967,084
Aya Gold & Silver, Inc.(a)	1,606,733	11,970,005
B2Gold Corp.	9,792,000	40,538,880
Barrick Gold Corp.(d)	4,186,499	76,905,988
Calibre Mining Corp., Class C(a)	8,242,717	9,857,160
Canada Nickel Co., Inc.(a)	840,000	1,981,900
Canada Silver Cobalt Works, Inc.(a)	500,000	74,741
Centerra Gold, Inc.	520,000	3,899,160
Dundee Precious Metals, Inc.	2,620,000	17,232,385
Equinox Gold Corp.(a)	4,217,278	31,334,376

	Shares	Value
Canada–(continued)
Fiore Gold Ltd.(a)	2,777,482	$ 3,388,815
Franco-Nevada Corp.	98,302	14,040,475
Freegold Ventures Ltd.(a)	3,700,000	1,300,501
Galway Metals, Inc.(a)	6,593,625	3,036,818
Great Bear Resources Ltd.(a)	2,073,515	29,068,750
Hudbay Minerals, Inc.	600,000	4,176,000
IAMGOLD Corp.(a)	5,619,000	15,564,630
Integra Resources Corp.(a)	544,579	1,298,083
Ivanhoe Mines Ltd., Class A(a)	6,785,346	53,236,676
K92 Mining, Inc.(a)	7,623,030	44,471,781
Karora Resources, Inc.(a)(c)	8,883,332	31,726,186
Kinross Gold Corp.	5,435,925	32,669,909
Kirkland Lake Gold Ltd.	1,200,233	50,594,825
Liberty Gold Corp.(a)	12,868,000	11,645,249
Lion One Metals Ltd.(a)	7,535,842	6,758,876
Lundin Gold, Inc.(a)	4,378,815	40,087,245
MAG Silver Corp.(a)	133,522	2,667,770
Marathon Gold Corp.(a)	1,810,000	4,095,023
Maverix Metals, Inc.	1,458,100	6,986,533
McEwen Mining, Inc.(a)	6,451,300	7,096,430
Minera Alamos, Inc.(a)	12,758,743	5,360,816
New Found Gold Corp.(a)	870,000	6,769,635
New Gold, Inc.(a)	8,486,000	11,795,540
Novagold Resources, Inc.(a)	310,000	2,266,100
Novo Resources Corp.(a)	1,210,000	1,603,426
Orla Mining Ltd.(a)	2,411,621	8,496,014
Osino Resources Corp.(a)(c)	7,911,551	7,287,628
Osino Resources Corp.	160,000	20,401
Osisko Gold Royalties Ltd.	2,285,339	28,863,832
Pan American Silver Corp.	1,140,382	29,205,183
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,701,614
Pretium Resources, Inc.(a)	1,230,000	14,878,070
Prime Mining Corp.(a)	530,000	1,867,162
Pure Gold Mining, Inc.(a)(c)	22,842,812	17,719,053
Rupert Resources Ltd.(a)	2,961,067	10,647,017
Sandstorm Gold Ltd.(a)	4,399,055	27,846,018
Sierra Metals, Inc.(a)	5,450,618	11,010,460
SilverCrest Metals, Inc.(a)	3,226,667	29,044,175
Skeena Resources Ltd.(a)	1,799,336	18,886,049
Solaris Resources, Inc.(a)	961,200	11,067,469
Sombrero Resources, Inc.(e)	3,028,200	1,438,395
SSR Mining, Inc.	2,035,333	32,117,555
Tier One Silver, Inc.(a)	25,175	21,902
Torex Gold Resources, Inc.(a)	1,000	11,627
Triple Flag Precious Metals Corp.	30,000	266,645
Tudor Gold Corp.(a)	2,169,068	3,803,230
Victoria Gold Corp.(a)	863,000	13,228,111
Wallbridge Mining Co. Ltd.(a)	18,814,800	7,905,378
Wesdome Gold Mines Ltd.(a)	4,860,000	43,707,014
Yamana Gold, Inc.	600,000	2,370,000
		1,063,434,471

China–1.73%
Zhaojin Mining Industry Co. Ltd., H Shares	19,970,000	14,324,074

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Gold & Special Minerals Fund

	Shares	Value

China–(continued)
Zijin Mining Group Co. Ltd., H Shares	16,530,000	$23,209,072

		37,533,146

Colombia–0.20%
Gran Colombia Gold Corp.	1,070,000	4,383,403

Indonesia–1.11%
Nickel Mines Ltd.	30,351,112	23,991,636

Mongolia–0.25%
Turquoise Hill Resources Ltd.(a)	431,343	5,465,116

Netherlands–0.01%
Meridian Mining UK Societas(a)	350,000	271,493

South Africa–5.53%
Gold Fields Ltd., ADR	9,546,241	88,589,117

Harmony Gold Mining Co. Ltd., ADR	600,000	2,172,000

Sibanye Stillwater Ltd., ADR	2,042,587	29,004,735

		119,765,852

Tanzania–4.59%
AngloGold Ashanti Ltd., ADR(d)	5,378,100	99,387,288

Turkey–1.16%
Eldorado Gold Corp.(a)	2,801,502	25,101,458

United States–9.41%
Argonaut Gold, Inc.(a)	3,650,769	9,262,617

Century Aluminum Co.(a)	590,000	7,793,900

Cleveland-Cliffs, Inc.(a)	100	2,411

	Shares	Value

United States–(continued)
Coeur Mining, Inc.(a)	1,960,000	$12,406,800

Danimer Scientific, Inc.(a)	291,000	4,295,160

Freeport-McMoRan, Inc.	22,000	829,840

Gatos Silver, Inc.(a)	770,476	9,322,759

Hecla Mining Co.	850,000	4,913,000

MP Materials Corp.(a)	585,000	19,802,250

Newmont Corp.	1,971,614	106,467,156

Piedmont Lithium, Inc.(a)	25,000	1,558,500

Royal Gold, Inc.	271,000	26,834,420

Steel Dynamics, Inc.	2,000	132,160

		203,620,973

Zambia–0.07%
First Quantum Minerals Ltd.	67,000	1,586,215

Total Common Stocks & Other Equity Interests (Cost $1,626,444,358)		2,169,128,643

Money Market Funds–0.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	2,268,645	2,268,645

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(f)	1,533,033	1,533,492

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	2,592,737	2,592,737

Total Money Market Funds (Cost $6,394,874)		6,394,874

TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $1,632,839,232)		2,175,523,517

OTHER ASSETS LESS LIABILITIES–(0.50)%		(10,770,326)

NET ASSETS–100.00%		$2,164,753,191

Investment Abbreviations:

ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)	Restricted security. The aggregate value of these securities at October 31, 2021 was $15,400,651, which represented less than 1% of the Fund’s Net Assets.
(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,863,720	$39,074,449	$(38,669,524)	$-	$-	$2,268,645	$379
Invesco Liquid Assets Portfolio, Institutional Class	1,326,952	27,802,430	(27,595,834)	-	(56)	1,533,492	118
Invesco Treasury Portfolio, Institutional Class	2,129,966	44,656,513	(44,193,742)	-	-	2,592,737	169
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,443,411	(5,443,411)	-	-	-	41	*
Invesco Private Prime Fund	-	12,669,357	(12,669,357)	-	-	-	568	*
Investments in Other Affiliates:
Karora Resources, Inc.	21,629,037	5,093,508	-	5,003,641	-	31,726,186	-
Osino Resources Corp.	7,981,388	-	-	(693,760)	-	7,287,628	-
Pure Gold Mining, Inc.	21,564,406	1,689,013	-	(5,534,366)	-	17,719,053	-
Westgold Resources Ltd.	35,381,358	650,190	-	(4,065,649)	-	31,965,899	266,864
Total	$91,876,827	$137,078,871	$(128,571,868)	$(5,290,134)	$(56)	$95,093,640	$268,139

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Gold & Special Minerals Fund

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts. See Note 1L and Note 1M.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.

Open Exchange-Traded Equity Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

Agnico Eagle Mines Ltd.	Call	02/18/2022	1,000	USD	60.00	USD	6,000,000	$(155,000)

Agnico Eagle Mines, Ltd.	Call	01/21/2022	2,000	USD	85.00	USD	17,000,000	(20,000)

Alamos Gold, Inc.	Call	12/17/2021	3,000	USD	10.00	USD	3,000,000	(22,500)

AngloGold Ashanti Ltd.	Call	04/14/2022	10,000	USD	21.00	USD	21,000,000	(1,125,000)

Barrick Gold Corp.	Call	12/17/2021	5,000	USD	27.00	USD	13,500,000	(15,000)

Century Aluminum Co.	Call	12/17/2021	5,000	USD	16.00	USD	8,000,000	(225,000)

Danimer Scientific, Inc.	Call	02/18/2022	1,000	USD	30.00	USD	3,000,000	(15,000)

Endeavour Mining PLC	Call	01/21/2022	5,000	CAD	34.00	CAD	17,000,000	(373,708)

Equinox Gold Corp.	Call	04/14/2022	2,000	USD	10.00	USD	2,000,000	(75,000)

Gatos Silver, Inc.	Call	11/19/2021	4,000	USD	17.50	USD	7,000,000	(30,000)

Hecla Mining Co.	Call	12/17/2021	6,000	USD	9.00	USD	5,400,000	(33,000)

IAMGOLD Corp.	Call	12/17/2021	3,000	USD	4.00	USD	1,200,000	(7,500)

Ivanhoe Mines Ltd.	Call	12/17/2021	6,000	CAD	12.00	CAD	7,200,000	(72,721)

K92 Mining, Inc.	Call	12/17/2021	7,000	CAD	9.50	CAD	6,650,000	(48,077)

Kirkland Lake Gold Ltd.	Call	12/17/2021	11,000	CAD	55.00	CAD	60,500,000	(1,311,005)

Kirkland Lake Gold Ltd.	Call	01/21/2022	1,000	CAD	60.00	CAD	6,000,000	(79,994)

MAG Silver Corp.	Call	11/19/2021	500	USD	30.00	USD	1,500,000	(1,250)

MP Materials Corp.	Call	12/17/2021	5,800	USD	40.00	USD	23,200,000	(638,000)

New Gold, Inc.	Call	11/19/2021	1,000	USD	3.00	USD	300,000	(2,500)

Newmont Corp.	Call	12/17/2021	4,500	USD	80.00	USD	36,000,000	(13,500)

Novagold Resources, Inc.	Call	01/21/2022	1,000	USD	10.00	USD	1,000,000	(7,500)

Piedmont Lithium, Inc.	Call	11/19/2021	200	USD	85.00	USD	1,700,000	(5,500)

Pretium Resources, Inc.	Call	01/21/2022	3,000	CAD	16.00	CAD	4,800,000	(187,863)

Sibanye Stillwater Ltd.	Call	01/21/2022	7,000	USD	20.00	USD	14,000,000	(105,000)

SSR Mining, Inc.	Call	12/17/2021	3,000	USD	20.00	USD	6,000,000	(30,000)

Turquoise Hill Resources Ltd.	Call	12/17/2021	4,000	USD	23.00	USD	9,200,000	(10,000)

Wesdome Gold Mines Ltd.	Call	01/21/2022	2,000	CAD	14.00	CAD	2,800,000	(12,928)

Wheaton Precious Metals Corp.	Call	01/21/2022	1,000	USD	50.00	USD	5,000,000	(33,500)

Subtotal - Equity Call Options Written								(4,656,046)

Equity Risk

Alamos Gold, Inc.	Put	12/17/2021	3,000	USD	7.50	USD	2,250,000	(150,000)

Anglogold Ashanti Ltd.	Put	01/21/2022	3,000	USD	17.00	USD	5,100,000	(210,000)

Barrick Gold Corp.	Put	12/17/2021	2,000	USD	19.00	USD	3,800,000	(255,000)

Cameco Corp.	Put	03/18/2022	1,000	USD	19.00	USD	1,900,000	(118,500)

Centerra Gold, Inc.	Put	03/18/2022	2,000	CAD	8.00	CAD	1,600,000	(96,961)

Century Aluminum Co.	Put	12/17/2021	2,000	USD	10.00	USD	2,000,000	(50,000)

Cleveland-Cliffs, Inc.	Put	01/21/2022	1,500	USD	22.00	USD	3,300,000	(228,000)

Coeur Mining, Inc.	Put	03/18/2022	2,000	USD	5.00	USD	1,000,000	(70,000)

Danimer Scientific, Inc.	Put	02/18/2022	1,300	USD	12.50	USD	1,625,000	(195,000)

Eldorado Gold Corp.	Put	01/21/2022	2,000	USD	8.00	USD	1,600,000	(70,000)

Equinox Gold Corp.	Put	04/14/2022	1,000	USD	7.50	USD	750,000	(100,000)

First Quantum Minerals Ltd.	Put	11/19/2021	2,000	CAD	21.50	CAD	4,300,000	(15,353)

Franco-Nevada Corp.	Put	01/21/2022	1,000	USD	125.00	USD	12,500,000	(157,500)

Freeport-McMoran, Inc.	Put	01/21/2022	2,000	USD	30.00	USD	6,000,000	(127,000)

Gatos Silver, Inc.	Put	11/19/2021	4,000	USD	12.50	USD	5,000,000	(410,000)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written–(continued)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Harmony Gold Mining Co. Ltd.	Put	11/19/2021	4,000	USD	4.00	USD	1,600,000	$(170,000)

Hecla Mining Co.	Put	12/17/2021	3,000	USD	7.00	USD	2,100,000	(411,000)

IAMGOLD Corp.	Put	12/17/2021	2,000	USD	3.00	USD	600,000	(70,000)

Ivanhoe Mines Ltd.	Put	12/17/2021	4,000	CAD	8.00	CAD	3,200,000	(56,561)

K92 Mining, Inc.	Put	12/17/2021	2,000	CAD	7.50	CAD	1,500,000	(113,123)

MAG Silver Corp.	Put	11/19/2021	3,000	USD	17.50	USD	5,250,000	(60,000)

McEwen Mining, Inc.	Put	11/19/2021	2,985	USD	2.00	USD	597,000	(261,187)

MP Materials Corp.	Put	12/17/2021	2,000	USD	30.00	USD	6,000,000	(300,000)

New Gold, Inc.	Put	11/19/2021	4,995	USD	2.00	USD	999,000	(312,188)

Newmont Corp.	Put	12/17/2021	1,000	USD	50.00	USD	5,000,000	(76,000)

Newmont Corp.	Put	03/18/2022	1,000	USD	50.00	USD	5,000,000	(223,000)

Novagold Resources, Inc.	Put	01/21/2022	1,000	USD	7.00	USD	700,000	(45,000)

Piedmont Lithium, Inc.	Put	11/19/2021	1,000	USD	40.00	USD	4,000,000	(27,500)

Pretium Resources, Inc.	Put	01/21/2022	1,000	CAD	11.00	CAD	1,100,000	(9,292)

Royal Gold, Inc.	Put	01/21/2022	1,000	USD	90.00	USD	9,000,000	(205,000)

SSR Mining, Inc.	Put	12/17/2021	1,000	USD	14.00	USD	1,400,000	(30,000)

Steel Dynamics, Inc.	Put	12/17/2021	400	USD	55.00	USD	2,200,000	(26,000)

Torex Gold Resources, Inc.	Put	01/21/2022	1,000	CAD	13.00	CAD	1,300,000	(38,381)

Turquoise Hill Resources, Ltd.	Put	12/17/2021	5,000	USD	13.00	USD	6,500,000	(600,000)

Wesdome Gold Mines Ltd.	Put	01/21/2022	1,000	CAD	11.00	CAD	1,100,000	(46,460)

Wheaton Precious Metals Corp.	Put	01/21/2022	1,000	USD	40.00	USD	4,000,000	(229,500)

Yamana Gold, Inc.	Put	04/14/2022	1,000	USD	4.00	USD	400,000	(47,000)

Subtotal - Equity Put Options Written								(5,610,506)

Total Open Exchange-Traded Equity Options Written								$(10,266,552)

*    Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

CAD –Canadian Dollar

USD –U.S. Dollar

Portfolio Composition

By industry % of total net assets

Gold	81.66%
Diversified Metals & Mining	11.88
Precious Metals & Minerals	3.23
Silver	2.65
Other Sectors, Each Less than 2% of Net Assets	0.78
Money Market Funds Plus Other Assets Less Liabilities	(0.20)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,533,210,435)	$2,080,429,877

Investments in affiliates, at value (Cost $99,628,797)	95,093,640

Cash	579,424

Foreign currencies, at value (Cost $1,122,638)	1,124,387

Receivable for:
Investments sold	3,736,071

Fund shares sold	2,789,212

Dividends	2,529,477

Investment for trustee deferred compensation and retirement plans	191,112

Other assets	257,563

Total assets	2,186,730,763

Liabilities:
Other investments:
Options written, at value (premiums received $19,502,577)	10,266,552

Payable for:
Investments purchased	6,541,641

Fund shares reacquired	3,008,321

Accrued fees to affiliates	1,433,176

Accrued trustees’ and officers’ fees and benefits	39,035

Accrued other operating expenses	479,920

Trustee deferred compensation and retirement plans	208,927

Total liabilities	21,977,572

Net assets applicable to shares outstanding	$2,164,753,191

Net assets consist of:
Shares of beneficial interest	$3,076,158,643

Distributable earnings (loss)	(911,405,452)

$2,164,753,191

Net Assets:
Class A	$1,000,402,393

Class C	$117,465,474

Class R	$139,819,473

Class Y	$607,656,523

Class R5	$1,744,433

Class R6	$297,664,895

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	38,479,816

Class C	5,029,891

Class R	5,667,782

Class Y	23,354,761

Class R5	67,001

Class R6	11,330,242

Class A:
Net asset value per share	$26.00

Maximum offering price per share (Net asset value of $26.00 ÷ 94.50%)	$27.51

Class C:
Net asset value and offering price per share	$23.35

Class R:
Net asset value and offering price per share	$24.67

Class Y:
Net asset value and offering price per share	$26.02

Class R5:
Net asset value and offering price per share	$26.04

Class R6:
Net asset value and offering price per share	$26.27

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,334,513)	$14,706,300

Dividends from affiliates (includes securities lending income of $38,962)	306,492

Total investment income	15,012,792

Expenses:
Advisory fees	6,620,858

Administrative services fees	157,726

Custodian fees	58,065

Distribution fees:
Class A	1,301,421

Class C	632,932

Class R	375,769

Transfer agent fees – A, C, R and Y	2,046,676

Transfer agent fees – R5	365

Transfer agent fees – R6	45,665

Trustees’ and officers’ fees and benefits	16,277

Registration and filing fees	96,141

Reports to shareholders	78,642

Professional services fees	40,078

Other	42,245

Total expenses	11,512,860

Less: Fees waived and/or expense offset arrangement(s)	(2,188)

Net expenses	11,510,672

Net investment income	3,502,120

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	33,969,111

Affiliated investment securities	(56)

Foreign currencies	62,940

Forward foreign currency contracts	(16,891)

Option contracts written	25,518,212

59,533,316

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(204,187,856)

Affiliated investment securities	(5,290,134)

Foreign currencies	6,169

Option contracts written	82,870

(209,388,951)

Net realized and unrealized gain (loss)	(149,855,635)

Net increase (decrease) in net assets resulting from operations	$(146,353,515)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31,	April 30,
	2021	2021

Operations:
Net investment income	$3,502,120	$5,575,581

Net realized gain	59,533,316	211,306,408

Change in net unrealized appreciation (depreciation)	(209,388,951)	260,828,840

Net increase (decrease) in net assets resulting from operations	(146,353,515)	477,710,829

Distributions to shareholders from distributable earnings:
Class A	–	(16,822,355)

Class C	–	(1,536,875)

Class R	–	(2,060,872)

Class Y	–	(11,199,660)

Class R5	–	(1,530)

Class R6	–	(5,793,423)

Total distributions from distributable earnings	–	(37,414,715)

Share transactions–net:
Class A	(29,157,692)	170,567,638

Class C	(2,255,650)	(1,689,031)

Class R	(3,799,496)	(6,346,893)

Class Y	46,945,297	151,457,870

Class R5	1,626,377	97,792

Class R6	23,502,401	42,424,690

Net increase in net assets resulting from share transactions	36,861,237	356,512,066

Net increase (decrease) in net assets	(109,492,278)	796,808,180

Net assets:
Beginning of period	2,274,245,469	1,477,437,289

End of period	$2,164,753,191	$2,274,245,469

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of
										expenses		Ratio of
										to average		expenses
			Net gains							net assets		to average net		Ratio of net
			(losses)							with		assets without		investment
	Net asset	Net	on securities		Dividends					fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	Net asset			Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	value, end			end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	Total return(b)		(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 10/31/21	$27.70	$0.03	$(1.73)	$(1.70)	$–	$26.00	(6.14	)%(d)	$1,000,402	1.07	%(d)(e)	1.07	%(d)(e)	0.25	%(d)(e)	11%
Year ended 04/30/21	21.77	0.06	6.30	6.36	(0.43)	27.70	29.28	(d)	1,098,007	1.05	(d)	1.05	(d)	0.21	(d)	43
Ten months ended 04/30/20	17.87	0.02	3.94	3.96	(0.06)	21.77	22.21		705,341	1.17	(e)	1.20	(e)	0.13	(e)	44
Year ended 06/30/19	15.51	0.00	2.36	2.36	–	17.87	15.22		532,925	1.17		1.18		0.00		35
Year ended 06/30/18	16.28	(0.06)	(0.25)	(0.31)	(0.46)	15.51	(1.88)		490,065	1.16		1.17		(0.39)		44
Year ended 06/30/17	19.82	(0.09)	(2.40)	(2.49)	(1.05)	16.28	(12.12)		570,847	1.15		1.16		(0.48)		65
Year ended 06/30/16	12.63	(0.06)	7.25	7.19	–	19.82	56.93		793,452	1.17		1.18		(0.44)		69
Class C
Six months ended 10/31/21	24.98	(0.06)	(1.57)	(1.63)	–	23.35	(6.53)		117,465	1.83	(e)	1.83	(e)	(0.51	)(e)	11
Year ended 04/30/21	19.68	(0.14)	5.70	5.56	(0.26)	24.98	28.27		128,089	1.81		1.81		(0.55)		43
Ten months ended 04/30/20	16.20	(0.09)	3.57	3.48	–	19.68	21.48		99,528	1.92	(e)	1.96	(e)	(0.62	)(e)	44
Year ended 06/30/19	14.17	(0.10)	2.13	2.03	–	16.20	14.33		88,904	1.92		1.93		(0.76)		35
Year ended 06/30/18	14.91	(0.17)	(0.22)	(0.39)	(0.35)	14.17	(2.62)		121,350	1.92		1.93		(1.15)		44
Year ended 06/30/17	18.26	(0.20)	(2.21)	(2.41)	(0.94)	14.91	(12.80)		138,114	1.91		1.92		(1.22)		65
Year ended 06/30/16	11.73	(0.14)	6.67	6.53	–	18.26	55.67		179,529	1.93		1.94		(1.19)		69
Class R
Six months ended 10/31/21	26.32	(0.00)	(1.65)	(1.65)	–	24.67	(6.27)		139,819	1.33	(e)	1.33	(e)	(0.01	)(e)	11
Year ended 04/30/21	20.69	(0.01)	5.98	5.97	(0.34)	26.32	28.90		153,232	1.31		1.31		(0.05)		43
Ten months ended 04/30/20	16.98	(0.02)	3.75	3.73	(0.02)	20.69	21.99		125,316	1.42	(e)	1.46	(e)	(0.12	)(e)	44
Year ended 06/30/19	14.77	(0.04)	2.25	2.21	–	16.98	14.96		113,589	1.42		1.43		(0.25)		35
Year ended 06/30/18	15.54	(0.10)	(0.25)	(0.35)	(0.42)	14.77	(2.23)		114,608	1.42		1.43		(0.65)		44
Year ended 06/30/17	18.98	(0.12)	(2.31)	(2.43)	(1.01)	15.54	(12.34)		136,979	1.41		1.42		(0.73)		65
Year ended 06/30/16	12.12	(0.09)	6.95	6.86	–	18.98	56.60		176,396	1.42		1.43		(0.70)		69
Class Y
Six months ended 10/31/21	27.69	0.07	(1.74)	(1.67)	–	26.02	(6.03)		607,657	0.83	(e)	0.83	(e)	0.49	(e)	11
Year ended 04/30/21	21.78	0.12	6.31	6.43	(0.52)	27.69	29.57		600,958	0.81		0.81		0.45		43
Ten months ended 04/30/20	17.88	0.06	3.93	3.99	(0.09)	21.78	22.41		349,290	0.92	(e)	0.96	(e)	0.38	(e)	44
Year ended 06/30/19	15.48	0.04	2.36	2.40	–	17.88	15.50		229,569	0.92		0.93		0.24		35
Year ended 06/30/18	16.26	(0.02)	(0.25)	(0.27)	(0.51)	15.48	(1.65)		147,282	0.92		0.93		(0.15)		44
Year ended 06/30/17	19.81	(0.05)	(2.41)	(2.46)	(1.09)	16.26	(11.91)		152,334	0.91		0.92		(0.28)		65
Year ended 06/30/16	12.59	(0.02)	7.24	7.22	–	19.81	57.35		146,710	0.93		0.94		(0.19)		69
Class R5
Six months ended 10/31/21	27.69	0.08	(1.73)	(1.65)	–	26.04	(5.96)		1,744	0.70	(e)	0.70	(e)	0.62	(e)	11
Year ended 04/30/21	21.79	0.16	6.31	6.47	(0.57)	27.69	29.75		141	0.69		0.69		0.57		43
Ten months ended 04/30/20	17.87	0.08	3.95	4.03	(0.11)	21.79	22.65		30	0.77	(e)	0.77	(e)	0.53	(e)	44
Period ended 06/30/19(f)	14.75	0.01	3.11	3.12	–	17.87	21.15		12	0.80	(e)	0.80	(e)	0.35	(e)	35
Class R6
Six months ended 10/31/21	27.94	0.09	(1.76)	(1.67)	–	26.27	(5.98)		297,665	0.65	(e)	0.65	(e)	0.67	(e)	11
Year ended 04/30/21	21.98	0.16	6.37	6.53	(0.57)	27.94	29.79		293,817	0.66		0.66		0.60		43
Ten months ended 04/30/20	18.03	0.09	3.98	4.07	(0.12)	21.98	22.65		197,933	0.74	(e)	0.74	(e)	0.56	(e)	44
Year ended 06/30/19	15.58	0.06	2.39	2.45	–	18.03	15.73		133,853	0.75		0.76		0.41		35
Year ended 06/30/18	16.37	0.00	(0.26)	(0.26)	(0.53)	15.58	(1.53)		104,921	0.75		0.75		0.02		44
Year ended 06/30/17	19.94	(0.02)	(2.42)	(2.44)	(1.13)	16.37	(11.75)		77,158	0.73		0.73		(0.09)		65
Year ended 06/30/16	12.65	(0.00)	7.29	7.29	–	19.94	57.63		69,889	0.74		0.75		(0.02)		69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $210,653,892 and sold of $9,084,044 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Gold & Precious Metals Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2021 and for the year ended April 30, 2021.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Gold & Special Minerals Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                         Invesco Gold & Special Minerals Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund

13                         Invesco Gold & Special Minerals Fund

conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Call Options Purchased and Written - The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer or limited number of issuers than a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the

14                         Invesco Gold & Special Minerals Fund

securities of a single issuer or limited number of issuers, the Fund is more subject to the risks associated with and developments affecting that issuer or limited number of issuers than a fund that invests more widely.

P.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

Up to $200 million	0.750%

Next $150 million	0.720%

Next $350 million	0.680%

Next $1.3 billion	0.560%

Next $2 billion	0.460%

Next $2 billion	0.410%

Next $2 billion	0.385%

Next $8 billion	0.360%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.17%, 1.92%, 1.42%, 0.92%, 0.80% and 0.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $1,191.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as

Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $91,136 in front-end sales commissions from the sale of Class A shares and $7,156 and $9,005 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

15                         Invesco Gold & Special Minerals Fund

For the six months ended October 31, 2021, the Fund incurred $32,980 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

    Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

    Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$22,305,424	$489,003,639	$–	$511,309,063

Bosnia Hercegovina	–	1,180,666	–	1,180,666

Brazil	37,219,024	–	–	37,219,024

Burkina Faso	34,878,839	–	–	34,878,839

Canada	1,061,975,675	20,401	1,438,395	1,063,434,471

China	–	37,533,146	–	37,533,146

Colombia	4,383,403	–	–	4,383,403

Indonesia	–	23,991,636	–	23,991,636

Mongolia	5,465,116	–	–	5,465,116

Netherlands	271,493	–	–	271,493

South Africa	119,765,852	–	–	119,765,852

Tanzania	99,387,288	–	–	99,387,288

Turkey	25,101,458	–	–	25,101,458

United States	203,620,973	–	–	203,620,973

Zambia	1,586,215	–	–	1,586,215

Money Market Funds	6,394,874	–	–	6,394,874

Total Investments in Securities	1,622,355,634	551,729,488	1,438,395	2,175,523,517

Other Investments - Liabilities*

Options Written	(10,266,552)	–	–	(10,266,552)

Total Investments	$1,612,089,082	$551,729,488	$1,438,395	$2,165,256,965

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2021:

Value
Equity
Derivative Liabilities	Risk

Options written, at value – Exchange-Traded	$(10,266,552)

Derivatives not subject to master netting agreements	10,266,552

Total Derivative Liabilities subject to master netting agreements	$-

16                         Invesco Gold & Special Minerals Fund

Effect of Derivative Investments for the six months ended October 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency	Equity
	Risk	Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(16,891)	$-	$(16,891)

Options written	-	25,518,212	25,518,212

Change in Net Unrealized Appreciation:
Options written	-	82,870	82,870

Total	$(16,891)	$25,601,082	$25,584,191

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Options
	Contracts	Written

Average notional value	$405,703	$495,489,206

Average contracts	–	232,472

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $997.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$285,245,475	$1,216,492,341	$1,501,737,816

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

17                         Invesco Gold & Special Minerals Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $322,985,973 and $237,199,813, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$596,519,443

Aggregate unrealized (depreciation) of investments	(141,602,696)

Net unrealized appreciation of investments	$454,916,747

Cost of investments for tax purposes is $1,710,340,218.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	4,235,682	$117,030,643	14,603,639	$399,590,651

Class C	614,245	15,124,801	2,120,991	52,669,940

Class R	770,270	20,084,216	2,959,594	75,771,617

Class Y	5,601,934	153,201,124	13,800,015	377,934,617

Class R5(b)	62,697	1,648,477	4,699	125,563

Class R6	3,009,895	83,316,992	7,456,435	206,169,922

Issued as reinvestment of dividends:
Class A	-	-	566,245	15,305,611

Class C	-	-	54,516	1,332,910

Class R	-	-	80,092	2,059,159

Class Y	-	-	332,113	8,967,039

Class R5(b)	-	-	42	1,144

Class R6	-	-	212,446	5,782,795

Automatic conversion of Class C shares to Class A shares:
Class A	185,492	5,012,567	1,139,121	31,753,536

Class C	(206,141)	(5,012,567)	(1,261,153)	(31,753,536)

Issued in connection with acquisitions:(c)
Class A	-	-	8,323,236	198,839,437

Class C	-	-	999,656	21,575,827

Class Y	-	-	1,533,657	36,655,632

Class R6	-	-	12,562	303,046

Reacquired:
Class A	(5,573,530)	(151,200,902)	(17,394,672)	(474,921,597)

Class C	(505,484)	(12,367,884)	(1,844,519)	(45,514,172)

Class R	(923,730)	(23,883,712)	(3,275,682)	(84,177,669)

Class Y	(3,948,186)	(106,255,827)	(10,001,133)	(272,099,418)

Class R5(b)	(806)	(22,100)	(1,019)	(28,915)

Class R6	(2,196,730)	(59,814,591)	(6,168,714)	(169,831,073)

Net increase in share activity	1,125,608	$36,861,237	14,252,167	$356,512,066

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

18                      Invesco Gold & Special Minerals Fund

(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Gold & Precious Metals Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 10,869,111 shares of the Fund for 52,648,312 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $257,373,942, including $36,247,875 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,643,781,611 and $1,901,155,553 immediately after the acquisition.

    The pro forma results of operations for the year ended April 30, 2021 assuming the reorganization had been completed on May 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$5,352,394

Net realized/unrealized gains	494,842,403

Change in net assets resulting from operations	$500,194,797

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Consolidated Statement of Operations since May 16, 2020.

19                      Invesco Gold & Special Minerals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period	Ending Account Value (10/31/21)[2]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$938.30	$5.23	$1,019.81	$5.45	1.07%
Class C	1,000.00	934.70	8.92	1,015.98	9.30	1.83
Class R	1,000.00	937.30	6.49	1,018.50	6.77	1.33
Class Y	1,000.00	939.70	4.06	1,021.02	4.23	0.83
Class R5	1,000.00	940.40	3.42	1,021.68	3.57	0.70
Class R6	1,000.00	940.20	3.18	1,021.93	3.31	0.65

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                      Invesco Gold & Special Minerals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Gold & Special Minerals Fund’s (formerly, Invesco Oppenheimer Gold & Special Minerals Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Philadelphia Gold & Silver Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

21                      Invesco Gold & Special Minerals Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective in 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22                      Invesco Gold & Special Minerals Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-GSM-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Small Cap Value Fund

Nasdaq:

A: VSCAX ∎ C: VSMCX ∎ R: VSRAX ∎ Y: VSMIX ∎ R6: SMVSX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.50%
Class C Shares	2.18
Class R Shares	2.40
Class Y Shares	2.65
Class R6 Shares	2.68
S&P 500 Index▼ (Broad Market Index)	10.91
Russell 2000 Value Index▼ (Style-Specific Index)	3.22
Lipper Small-Cap Value Funds Index∎ (Peer Group Index)	3.98

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
    The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks.
The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
    The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Small Cap Value Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (6/21/99)	10.76%
10 Years	12.72
5 Years	14.01
1 Year	68.31

Class C Shares
Inception (6/21/99)	10.75%
10 Years	12.68
5 Years	14.48
1 Year	75.98

Class R Shares
10 Years	13.07%
5 Years	15.01
1 Year	77.80

Class Y Shares
Inception (8/12/05)	10.79%
10 Years	13.64
5 Years	15.59
1 Year	78.60

Class R6 Shares
10 Years	13.57%
5 Years	15.74
1 Year	78.83

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on February 7, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.61%

Aerospace & Defense–2.34%
Maxar Technologies, Inc.	384,000	$10,195,200

Parsons Corp.(b)(c)	827,200	28,654,208

		38,849,408

Auto Parts & Equipment–2.33%
Dana, Inc.	1,489,796	33,058,573

Modine Manufacturing Co.(b)	493,800	5,431,800

Visteon Corp.(b)	1,400	158,452

		38,648,825

Commodity Chemicals–0.63%
Orion Engineered Carbons S.A. (Germany)(b)	561,300	10,552,440

Communications Equipment–1.14%
Plantronics, Inc.(b)(c)	709,010	18,973,108

Construction & Engineering–5.81%
AECOM(b)	432,422	29,564,692

Balfour Beatty PLC (United Kingdom)	1,344,400	4,677,073

CIMIC Group Ltd. (Australia)(c)	563,900	8,483,421

Concrete Pumping Holdings, Inc.(b)	662,900	5,700,940

HOCHTIEF AG (Germany)(c)	187,900	14,489,311

Primoris Services Corp.	932,600	25,133,570

Sterling Construction Co., Inc.(b)	356,700	8,575,068

		96,624,075

Construction Machinery & Heavy Trucks–2.21%
Astec Industries, Inc.	166,100	8,866,418

Manitowoc Co., Inc. (The)(b)	721,500	15,461,745

REV Group, Inc.	826,000	12,480,860

		36,809,023

Diversified Chemicals–2.86%
Huntsman Corp.	1,458,884	47,530,441

Diversified Support Services–0.15%
VSE Corp.(c)	46,299	2,571,909

Education Services–2.06%
Stride, Inc.(b)	962,900	34,182,950

Environmental & Facilities Services–0.33%
Li-Cycle Holdings Corp. (Canada)(b)	421,015	5,447,934

Food Distributors–2.83%
US Foods Holding Corp.(b)	1,355,100	46,981,317

Health Care Services–1.75%
Fresenius Medical Care AG & Co. KGaA (Germany)	436,500	29,032,153

Hotels, Resorts & Cruise Lines–4.91%
Hilton Grand Vacations, Inc.(b)	1,002,500	50,405,700

Travel + Leisure Co.	573,500	31,163,990

		81,569,690

	Shares	Value

Household Products–1.62%
Spectrum Brands Holdings, Inc.	286,795	$26,887,031

Human Resource & Employment Services–3.05%
Kelly Services, Inc., Class A	549,210	9,902,256

ManpowerGroup, Inc.	332,101	32,097,562

TrueBlue, Inc.(b)	311,702	8,680,901

		50,680,719

Industrial Conglomerates–1.45%
Rheinmetall AG (Germany)	247,900	24,032,570

Industrial Machinery–2.71%
Crane Co.	324,500	33,514,360

Gates Industrial Corp. PLC(b)	701,900	11,539,236

		45,053,596

Life & Health Insurance–7.35%
American Equity Investment Life Holding Co.	1,354,300	43,161,541

Athene Holding Ltd., Class A(b)	614,003	53,424,401

CNO Financial Group, Inc.	1,059,515	25,576,692

		122,162,634

Office Services & Supplies–3.50%
Interface, Inc.(c)	816,500	11,724,940

Kimball International, Inc., Class B	500,300	5,438,261

MillerKnoll, Inc.	883,000	34,366,360

Steelcase, Inc., Class A	553,400	6,585,460

		58,115,021

Oil & Gas Equipment & Services–2.09%
Baker Hughes Co., Class A(c)	660,800	16,572,864

Helix Energy Solutions Group, Inc.(b)	3,649,781	13,796,172

NexTier Oilfield Solutions, Inc.(b)	961,811	4,289,677

		34,658,713

Oil & Gas Exploration & Production–9.00%
ARC Resources Ltd. (Canada)	1,226,600	11,764,497

Devon Energy Corp.(c)	874,600	35,053,968

Diamondback Energy, Inc.	422,900	45,330,651

Northern Oil and Gas, Inc.(c)	1,483,380	34,355,081

Pioneer Natural Resources Co.	123,317	23,057,813

		149,562,010

Oil & Gas Refining & Marketing–0.45%
HollyFrontier Corp.	221,600	7,490,080

Other Diversified Financial Services–1.57%
Equitable Holdings, Inc.	780,400	26,143,400

Regional Banks–13.71%
First Horizon Corp.	2,831,010	48,042,240

Five Star Bancorp	369,061	10,119,652

Great Western Bancorp, Inc.	1,000,700	34,073,835

Huntington Bancshares, Inc.(c)	3,674,369	57,834,568

Sterling Bancorp	2,383,500	60,660,075

Texas Capital Bancshares, Inc.(b)	281,000	17,028,600

		227,758,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Small Cap Value Fund

	Shares	Value

Research & Consulting Services–4.41%
CACI International, Inc., Class A(b)	77,018	$22,153,457

KBR, Inc.(c)	895,400	38,000,776

Nielsen Holdings PLC	644,500	13,051,125

		73,205,358

Restaurants–4.39%
Cheesecake Factory, Inc. (The)(b)(c)	1,076,147	43,734,614

Elior Group S.A. (France)(b)(d)	1,773,800	14,014,716

Marston’s PLC (United Kingdom)	13,960,649	15,201,823

72,951,153

Specialty Chemicals–1.36%
Axalta Coating Systems Ltd.(b)	724,400	22,594,036

Steel–1.74%
Carpenter Technology Corp.(c)	937,630	28,954,014

Trading Companies & Distributors–9.97%
AerCap Holdings N.V. (Ireland)(b)	830,300	49,020,912

Air Lease Corp.	357,600	14,321,880

Beacon Roofing Supply, Inc.(b)	478,866	25,317,646

DXP Enterprises, Inc.(b)	250,891	8,269,367

Univar Solutions, Inc.(b)	1,874,300	47,944,594

WESCO International, Inc.(b)	161,016	20,861,233

165,735,632

Trucking–0.89%
National Express Group PLC (United Kingdom)(b)	4,738,460	14,856,885

Total Common Stocks & Other Equity Interests (Cost $1,316,722,160)		1,638,615,095

	Shares	Value

Money Market Funds–1.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	10,869,606	$10,869,606

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	5,581,494	5,583,169

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	12,422,407	12,422,407

Total Money Market Funds (Cost $28,875,182)		28,875,182

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $1,345,597,342)		1,667,490,277

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.48%
Invesco Private Government Fund, 0.02%(e)(f)(g)	42,283,742	42,283,742

Invesco Private Prime Fund, 0.11%(e)(f)(g)	98,622,615	98,662,065

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,945,806)		140,945,807

TOTAL INVESTMENTS IN SECURITIES–108.83% (Cost $1,486,543,148)		1,808,436,084

OTHER ASSETS LESS LIABILITIES–(8.83)%		(146,766,231)

NET ASSETS–100.00%		$1,661,669,853

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2021 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,011,462	$115,696,545	$(120,838,401)	$-	$ -	$ 10,869,606	$ 1,154
Invesco Liquid Assets Portfolio, Institutional Class	13,801,645	76,875,446	(85,092,767)	-	(1,155)	5,583,169	291
Invesco Treasury Portfolio, Institutional Class	18,298,813	132,224,623	(138,101,029)	-	-	12,422,407	513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	161,290,603	(119,006,861)	-	-	42,283,742	2,013	*
Invesco Private Prime Fund	-	324,599,867	(225,937,803)	1	-	98,662,065	27,921	*
Total	$48,111,920	$810,687,084	$(688,976,861)	$1	$(1,155)	$169,820,989	$ 31,892

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Small Cap Value Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Industrials	36.82%

Financials	22.63

Consumer Discretionary	13.69

Energy	11.54

Materials	6.59

Consumer Staples	4.45

Other Sectors, Each Less than 2% of Net Assets	2.89

Money Market Funds Plus Other Assets Less Liabilities	1.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,316,722,160)*	$1,638,615,095

Investments in affiliated money market funds, at value (Cost $169,820,988)	169,820,989

Foreign currencies, at value (Cost $56,046)	56,061

Receivable for:
Investments sold	11,338,963

Fund shares sold	2,079,031

Dividends	459,658

Investment for trustee deferred compensation and retirement plans	268,415

Other assets	82,715

Total assets	1,822,720,927

Liabilities:
Payable for:
Investments purchased	16,458,186

Fund shares reacquired	2,483,098

Collateral upon return of securities loaned	140,945,806

Accrued fees to affiliates	747,882

Accrued other operating expenses	122,358

Trustee deferred compensation and retirement plans	293,744

Total liabilities	161,051,074

Net assets applicable to shares outstanding	$1,661,669,853

Net assets consist of:
Shares of beneficial interest	$1,099,754,852

Distributable earnings	561,915,001

$1,661,669,853

Net Assets:
Class A	$704,709,330

Class C	$18,065,737

Class R	$10,048,330

Class Y	$808,506,721

Class R6	$120,339,735

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,990,118

Class C	1,376,260

Class R	472,023

Class Y	35,433,140

Class R6	5,233,750

Class A:
Net asset value per share	$21.36

Maximum offering price per share (Net asset value of $21.36 ÷ 94.50%)	$22.60

Class C:
Net asset value and offering price per share	$13.13

Class R:
Net asset value and offering price per share	$21.29

Class Y:
Net asset value and offering price per share	$22.82

Class R6:
Net asset value and offering price per share	$22.99

*	At October 31, 2021, securities with an aggregate value of $135,430,552 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,849)	$9,167,605
Dividends from affiliated money market funds (includes securities lending income of $253,128)	255,086

Total investment income	9,422,691

Expenses:
Advisory fees	5,261,877

Administrative services fees	120,042

Custodian fees	687

Distribution fees:
Class A	860,728

Class C	93,285

Class R	23,660

Transfer agent fees – A, C, R and Y	1,136,283

Transfer agent fees – R6	13,486

Trustees’ and officers’ fees and benefits	13,539

Registration and filing fees	59,740

Reports to shareholders	34,836

Professional services fees	24,122

Other	14,044

Total expenses	7,656,329

Less: Fees waived and/or expense offset arrangement(s)	(3,435)

Net expenses	7,652,894

Net investment income	1,769,797

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	164,321,083

Affiliated investment securities	(1,155)

Foreign currencies	26,357

164,346,285

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(132,266,151)

Affiliated investment securities	1

Foreign currencies	(1,584)

(132,267,734)

Net realized and unrealized gain	32,078,551

Net increase in net assets resulting from operations	$33,848,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31,	April 30,
	2021	2021

Operations:
Net investment income	$1,769,797	$4,298,097

Net realized gain	164,346,285	256,109,790

Change in net unrealized appreciation (depreciation)	(132,267,734)	624,795,881

Net increase in net assets resulting from operations	33,848,348	885,203,768

Distributions to shareholders from distributable earnings:
Class A	–	(1,584,440)

Class C	–	(19,674)

Class R	–	(13,957)

Class Y	–	(2,371,084)

Class R6	–	(246,440)

Total distributions from distributable earnings	–	(4,235,595)

Share transactions-net:
Class A	1,766,054	(61,901,801)

Class C	277,206	(1,686,975)

Class R	676,349	628,552

Class Y	(18,924,681)	(93,737,040)

Class R6	39,563,108	(24,740,267)

Net increase (decrease) in net assets resulting from share transactions	23,358,036	(181,437,531)

Net increase in net assets	57,206,384	699,530,642

Net assets:
Beginning of period	1,604,463,469	904,932,827

End of period	$1,661,669,853	$1,604,463,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Small Cap Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$20.84	$0.01		$0.51	$0.52	$–	$–	$–	$21.36	2.50%		$704,709	1.08	%(d)	1.08	%(d)	0.07	%(d)	39%
Year ended 04/30/21	9.62	0.03		11.24	11.27	(0.05)	–	(0.05)	20.84	117.30		687,428	1.12		1.12		0.24		71
Year ended 04/30/20	14.10	0.02		(4.14)	(4.12)	–	(0.36)	(0.36)	9.62	(30.02)		372,448	1.13		1.13		0.16		47
Year ended 04/30/19	18.53	(0.04)		(1.22)	(1.26)	–	(3.17)	(3.17)	14.10	(3.16)		662,115	1.12		1.12		(0.22)		43
Year ended 04/30/18	19.44	(0.06)		2.31	2.25	–	(3.16)	(3.16)	18.53	11.32		933,986	1.12		1.12		(0.31)		28
Year ended 04/30/17	16.21	(0.02)		3.60	3.58	(0.03)	(0.32)	(0.35)	19.44	22.14		1,094,070	1.10		1.11		(0.12)		32
Class C
Six months ended 10/31/21	12.85	(0.04)		0.32	0.28	–	–	–	13.13	2.18		18,066	1.83	(d)	1.83	(d)	(0.68	)(d)	39
Year ended 04/30/21	5.96	(0.04)		6.94	6.90	(0.01)	–	(0.01)	12.85	115.93	(e)	17,598	1.81	(e)	1.81	(e)	(0.45	)(e)	71
Year ended 04/30/20	8.93	(0.04)		(2.57)	(2.61)	–	(0.36)	(0.36)	5.96	(30.50	)(e)	10,133	1.84	(e)	1.84	(e)	(0.55	)(e)	47
Year ended 04/30/19	13.29	(0.11)		(1.08)	(1.19)	–	(3.17)	(3.17)	8.93	(3.98)		22,059	1.87		1.87		(0.97)		43
Year ended 04/30/18	14.83	(0.15)		1.77	1.62	–	(3.16)	(3.16)	13.29	10.53	(e)	76,302	1.86	(e)	1.86	(e)	(1.05	)(e)	28
Year ended 04/30/17	12.50	(0.12)		2.76	2.65	–	(0.32)	(0.32)	14.83	21.23	(e)	95,892	1.84	(e)	1.85	(e)	(0.86	)(e)	32
Class R
Six months ended 10/31/21	20.79	(0.02)		0.52	0.50	–	–	–	21.29	2.40		10,048	1.33	(d)	1.33	(d)	(0.18	)(d)	39
Year ended 04/30/21	9.61	(0.00	)(f)	11.21	11.21	(0.03)	–	(0.03)	20.79	116.81		9,140	1.37		1.37		(0.01)		71
Period ended 04/30/20(g)	8.49	(0.00	)(f)	1.12	1.12	–	–	–	9.61	13.19		3,866	1.37	(d)	1.37	(d)	(0.08	)(d)	47
Class Y
Six months ended 10/31/21	22.23	0.04		0.55	0.59	–	–	–	22.82	2.65		808,507	0.83	(d)	0.83	(d)	0.32	(d)	39
Year ended 04/30/21	10.25	0.07		11.98	12.05	(0.07)	–	(0.07)	22.23	117.78		812,019	0.87		0.87		0.49		71
Year ended 04/30/20	14.95	0.06		(4.40)	(4.34)	–	(0.36)	(0.36)	10.25	(29.79)		457,857	0.88		0.88		0.41		47
Year ended 04/30/19	19.37	0.01		(1.26)	(1.25)	–	(3.17)	(3.17)	14.95	(2.97)		875,875	0.87		0.87		0.03		43
Year ended 04/30/18	20.15	(0.01)		2.39	2.38	–	(3.16)	(3.16)	19.37	11.58		1,397,754	0.87		0.87		(0.06)		28
Year ended 04/30/17	16.79	0.02		3.74	3.76	(0.08)	(0.32)	(0.40)	20.15	22.45		1,445,051	0.85		0.86		0.13		32
Class R6
Six months ended 10/31/21	22.39	0.05		0.55	0.60	–	–	–	22.99	2.68		120,340	0.71	(d)	0.71	(d)	0.44	(d)	39
Year ended 04/30/21	10.31	0.09		12.07	12.16	(0.08)	–	(0.08)	22.39	118.25		78,279	0.73		0.73		0.63		71
Year ended 04/30/20	15.02	0.08		(4.43)	(4.35)	–	(0.36)	(0.36)	10.31	(29.71)		60,628	0.70		0.70		0.59		47
Year ended 04/30/19	19.41	0.03		(1.25)	(1.22)	–	(3.17)	(3.17)	15.02	(2.80)		65,409	0.71		0.71		0.19		43
Year ended 04/30/18	20.16	0.02		2.39	2.41	–	(3.16)	(3.16)	19.41	11.73		26,813	0.69		0.69		0.12		28
Period ended 04/30/17(g)	20.29	0.01		(0.14)	(0.13)	–	–	–	20.16	(0.64)		469	0.72	(d)	0.72	(d)	0.26	(d)	32

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $23,823,797 in connection with the acquisition of Invesco Oppenheimer Small Cap Value Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%, 0.96%, 0.99% and 0.99% for the years ended April 30, 2021, 2020, 2018 and 2017, respectively.

(f)	Amount represents less than $(0.005).
(g)	Commencement date of April 17, 2020 and February 7, 2017 for Class R and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Value Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Small Cap Value Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco Small Cap Value Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.670%

Next $500 million	0.645%

Over $1 billion	0.620%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser has contractually agree to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 1.25%, 2.00%, 1.50%, 1.00% and 0.93%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $3,167.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid

13	Invesco Small Cap Value Fund

monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $63,529 in front-end sales commissions from the sale of Class A shares and $1,445 and $1,263 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $8,747 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,548,562,924	$90,052,171	$–	$1,638,615,095

Money Market Funds	28,875,182	140,945,807	–	169,820,989

Total Investments	$1,577,438,106	$230,997,978	$–	$1,808,436,084

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $268.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14	Invesco Small Cap Value Fund

The Fund had a capital loss carryforward as of April 30, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,186,470	$1,119,483	$7,305,953

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $671,626,637 and $630,211,083, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$388,449,306

Aggregate unrealized (depreciation) of investments	(67,803,278)

Net unrealized appreciation of investments	$320,646,028

Cost of investments for tax purposes is $ 1,487,790,056.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	4,812,807	$101,053,875	6,227,887	$98,369,182

Class C	438,620	5,706,263	561,486	5,724,965

Class R	61,219	1,274,189	117,727	1,782,219

Class Y	9,890,589	222,126,654	19,071,538	311,052,778

Class R6	2,823,086	63,496,411	1,774,422	29,608,981

Issued as reinvestment of dividends:
Class A	-	-	96,777	1,487,466

Class C	-	-	1,976	18,775

Class R	-	-	909	13,957

Class Y	-	-	120,209	1,969,029

Class R6	-	-	14,850	244,727

Automatic conversion of Class C shares to Class A shares:
Class A	34,592	713,556	303,835	4,046,391

Class C	(56,200)	(713,556)	(491,149)	(4,046,391)

Reacquired:
Class A	(4,848,771)	(100,001,377)	(12,352,476)	(165,804,840)

Class C	(375,395)	(4,715,501)	(401,914)	(3,384,324)

Class R	(28,851)	(597,840)	(81,102)	(1,167,624)

Class Y	(10,986,803)	(241,051,335)	(27,339,713)	(406,758,847)

Class R6	(1,086,185)	(23,933,303)	(4,171,170)	(54,593,975)

Net increase (decrease) in share activity	678,708	$23,358,036	(16,545,908)	$(181,437,531)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,025.00	$5.51	$1,019.76	$5.50	1.08%
Class C	1,000.00	1,021.80	9.33	1,015.98	9.30	1.83
Class R	1,000.00	1,024.00	6.79	1,018.50	6.77	1.33
Class Y	1,000.00	1,026.50	4.24	1,021.02	4.23	0.83
Class R6	1,000.00	1,026.80	3.63	1,021.63	3.62	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

17	Invesco Small Cap Value Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco Small Cap Value Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-SCV-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Technology Fund

Nasdaq:

A: ITYAX ∎ C: ITHCX ∎ Y: ITYYX ∎ Investor: FTCHX ∎ R5: FTPIX ∎ R6: FTPSX

2	Fund Performance

4	Schedule of Investments

6	Financial Statements

9	Financial Highlights

10	Notes to Financial Statements

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.90%
Class C Shares	9.52
Class Y Shares	10.04
Investor Class Shares	9.98
Class R5 Shares	10.07
Class R6 Shares	10.10
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)	11.36
Lipper Science & Technology Funds Index∎ (Peer Group Index)	8.78
Source(s): ▼Bloomberg LP; ∎ Lipper Inc.

The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.

  The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Technology Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	8.45%
10 Years	16.15
5 Years	23.83
1 Year	26.35

Class C Shares
Inception (2/14/00)	2.20%
10 Years	16.11
5 Years	24.30
1 Year	31.75

Class Y Shares
Inception (10/3/08)	16.91%
10 Years	17.10
5 Years	25.55
1 Year	34.05

Investor Class Shares
Inception (1/19/84)	11.53%
10 Years	16.91
5 Years	25.37
1 Year	33.87

Class R5 Shares
Inception (12/21/98)	8.05%
10 Years	17.37
5 Years	25.72
1 Year	34.10

Class R6 Shares
10 Years	17.02%
5 Years	25.70
1 Year	34.16

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Technology Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-99.99%
Application Software-12.21%
Adobe, Inc.(b)	44,646	$29,035,972

Couchbase, Inc.(b)(c)	637,228	25,693,033

Datadog, Inc., Class A(b)	57,978	9,685,225

DocuSign, Inc.(b)	52,282	14,549,558

HubSpot, Inc.(b)	42,803	34,680,275

RingCentral, Inc., Class A(b)(c)	83,597	20,379,277

salesforce.com, inc.(b)	174,782	52,380,417

Synopsys, Inc.(b)	100,327	33,426,950

Workday, Inc., Class A(b)	34,314	9,950,374

		229,781,081

Casinos & Gaming-1.80%
Penn National Gaming, Inc.(b)(c)	474,269	33,957,660

Data Processing & Outsourced Services-6.21%
Adyen N.V. (Netherlands)(b)(d)	6,329	19,118,017

Mastercard, Inc., Class A	41,773	14,015,677

Nuvei Corp. (Canada)(b)(d)	28,060	3,378,985

Payoneer Global, Inc.(b)(c)	1,785,058	13,477,188

PayPal Holdings, Inc.(b)	131,563	30,600,238

Square, Inc., Class A(b)	142,798	36,342,091

		116,932,196

Health Care Equipment-2.10%
Intuitive Surgical, Inc.(b)	80,369	29,023,657

Shockwave Medical, Inc.(b)	49,470	10,571,739

		39,595,396

Hotels, Resorts & Cruise Lines-1.89%
Booking Holdings, Inc.(b)	14,681	35,539,471

Interactive Home Entertainment-3.60%
Electronic Arts, Inc.	128,560	18,030,540

Sea Ltd., ADR (Taiwan)(b)(c)	144,666	49,702,898

		67,733,438

Interactive Media & Services-13.05%
Alphabet, Inc., Class A(b)	52,089	154,231,362

Meta Platforms, Inc., Class A(b)	178,643	57,803,516

ZoomInfo Technologies, Inc., Class A(b)	499,319	33,564,223

		245,599,101

Internet & Direct Marketing Retail-3.68%
Amazon.com, Inc.(b)	15,087	50,879,851

MercadoLibre, Inc. (Argentina)(b)	12,479	18,481,649

		69,361,500

Internet Services & Infrastructure-4.64%
Cloudflare, Inc., Class A(b)	140,361	27,331,094

MongoDB, Inc.(b)(c)	32,009	16,685,972

Shopify, Inc., Class A (Canada)(b)	13,533	19,849,257

Snowflake, Inc., Class A(b)	66,403	23,496,037

		87,362,360

Life Sciences Tools & Services-2.81%
Avantor, Inc.(b)	858,582	34,669,541

	Shares	Value

Life Sciences Tools & Services-(continued)
IQVIA Holdings, Inc.(b)	69,360	$18,132,091

		52,801,632

Pharmaceuticals-0.60%
Reata Pharmaceuticals, Inc., Class A(b)(c)	117,995	11,328,700

Semiconductor Equipment-6.78%
Applied Materials, Inc.	448,395	61,273,177

ASML Holding N.V., New York Shares (Netherlands)	58,996	47,956,669

KLA Corp.	49,440	18,429,254

		127,659,100

Semiconductors-14.29%
Advanced Micro Devices, Inc.(b)	252,415	30,347,855

Lattice Semiconductor Corp.(b)(c)	404,113	28,061,607

Monolithic Power Systems, Inc.	38,633	20,300,096

NVIDIA Corp.	554,269	141,709,955

ON Semiconductor Corp.(b)	420,497	20,213,291

QUALCOMM, Inc.	213,799	28,443,819

		269,076,623

Systems Software-21.23%
Crowdstrike Holdings, Inc., Class A(b)	97,694	27,530,169

Darktrace PLC (United Kingdom)(b)	1,213,205	13,362,596

Gitlab, Inc., Class A(b)	70,102	7,865,444

KnowBe4, Inc., Class A(b)(c)	846,551	19,792,362

Microsoft Corp.	540,002	179,075,463

Palo Alto Networks, Inc.(b)	106,830	54,386,085

ServiceNow, Inc.(b)	87,080	60,760,941

Zscaler, Inc.(b)(c)	115,744	36,906,132

		399,679,192

Technology Hardware, Storage & Peripherals-5.10%
Apple, Inc.	641,413	96,083,668

Total Common Stocks & Other Equity Interests (Cost $1,012,915,023)		1,882,491,118

Money Market Funds-1.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	8,537,628	8,537,628

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	6,743,373	6,745,396

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	9,757,289	9,757,289

Total Money Market Funds (Cost $25,039,838)		25,040,313

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.32% (Cost $1,037,954,861)		1,907,531,431

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.24%
Invesco Private Government Fund, 0.02%(e)(f)(g)	29,604,084	29,604,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Technology Fund

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	69,048,577	$69,076,197

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,680,281)		98,680,281

TOTAL INVESTMENTS IN SECURITIES-106.56% (Cost $1,136,635,142)		2,006,211,712

OTHER ASSETS LESS LIABILITIES-(6.56)%		(123,542,287)

NET ASSETS-100.00%		$1,882,669,425

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2021 was $22,497,002, which represented 1.19% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,850,425	$106,564,953	$(103,877,750)	$ -	$ -	$8,537,628	$ 692
Invesco Liquid Assets Portfolio, Institutional Class	4,757,529	76,117,823	(74,129,618)	(201)	(137)	6,745,396	226
Invesco Treasury Portfolio, Institutional Class	6,686,199	121,788,518	(118,717,428)	-	-	9,757,289	309
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,842,453	133,107,610	(123,345,979)	-	-	29,604,084	1,548*
Invesco Private Prime Fund	29,763,679	306,370,924	(267,058,406)	-	-	69,076,197	20,307*
Total	$66,900,285	$743,949,828	$(687,129,181)	$(201)	$(137)	$123,720,594	$23,082

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Information Technology	70.46%

Communication Services	16.65

Consumer Discretionary	7.37

Health Care	5.51

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,012,915,023)*	$1,882,491,118

Investments in affiliated money market funds, at value (Cost $123,720,119)	123,720,594

Cash	1,343,871

Foreign currencies, at value (Cost $400)	396

Receivable for:
Investments sold	28,621,340

Fund shares sold	308,609

Dividends	51,840

Investment for trustee deferred compensation and retirement plans	214,601

Other assets	62,752

Total assets	2,036,815,121

Liabilities:
Payable for:
Investments purchased	52,430,837

Fund shares reacquired	1,734,893

Collateral upon return of securities loaned	98,680,281

Accrued fees to affiliates	899,702

Accrued other operating expenses	164,421

Trustee deferred compensation and retirement plans	235,562

Total liabilities	154,145,696

Net assets applicable to shares outstanding	$1,882,669,425

Net assets consist of:
Shares of beneficial interest	$627,811,558

Distributable earnings	1,254,857,867

$1,882,669,425

Net Assets:
Class A	$1,002,994,616

Class C	$57,004,742

Class Y	$69,705,218

Investor Class	$749,890,546

Class R5	$985,545

Class R6	$2,088,758

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,587,509

Class C	971,208

Class Y	851,498

Investor Class	9,439,113

Class R5	10,003

Class R6	21,174

Class A:
Net asset value per share	$79.68

Maximum offering price per share (Net asset value of $79.68 ÷ 94.50%)	$84.32

Class C:
Net asset value and offering price per share	$58.69

Class Y:
Net asset value and offering price per share	$81.86

Investor Class:
Net asset value and offering price per share	$79.45

Class R5:
Net asset value and offering price per share	$98.52

Class R6:
Net asset value and offering price per share	$98.65

*	At October 31, 2021, securities with an aggregate value of $97,620,023 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $32,674)	$2,122,105

Dividends from affiliated money market funds (includes securities lending income of $152,994)	154,221

Total investment income	2,276,326

Expenses:
Advisory fees	5,346,328

Administrative services fees	123,341

Distribution fees:
Class A	1,190,828

Class C	260,865

Investor Class	406,663

Transfer agent fees – A, C, Y and Investor	1,296,363

Transfer agent fees – R5	430

Transfer agent fees – R6	354

Trustees’ and officers’ fees and benefits	14,567

Registration and filing fees	57,872

Professional services fees	26,121

Other	(188,150)

Total expenses	8,535,582

Less: Fees waived and/or expense offset arrangement(s)	(3,312)

Net expenses	8,532,270

Net investment income (loss)	(6,255,944)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	220,374,690

Affiliated investment securities	(137)

Foreign currencies	160,561

220,535,114

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(43,798,334)

Affiliated investment securities	(201)

Foreign currencies	(4,514)

(43,803,049)

Net realized and unrealized gain	176,732,065

Net increase in net assets resulting from operations	$170,476,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:
Net investment income (loss)	$(6,255,944)	$(10,402,059)

Net realized gain	220,535,114	284,219,629

Change in net unrealized appreciation (depreciation)	(43,803,049)	345,991,769

Net increase in net assets resulting from operations	170,476,121	619,809,339

Distributions to shareholders from distributable earnings:
Class A	–	(56,594,444)

Class C	–	(5,130,047)

Class Y	–	(3,571,098)

Investor Class	–	(44,227,833)

Class R5	–	(38,272)

Class R6	–	(56,434)

Total distributions from distributable earnings	–	(109,618,128)

Share transactions–net:
Class A	(15,207,409)	90,630,656

Class C	(4,506,695)	9,021,317

Class Y	1,193,067	8,626,013

Investor Class	(16,722,522)	1,616,279

Class R5	103,548	377,574

Class R6	270,141	809,901

Net increase (decrease) in net assets resulting from share transactions	(34,869,870)	111,081,740

Net increase in net assets	135,606,251	621,272,951

Net assets:
Beginning of period	1,747,063,174	1,125,790,223

End of period	$1,882,669,425	$1,747,063,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$72.50	$(0.28)	$7.46	$7.18	$-	$79.68	9.90%		$1,002,995	0.99	%(d)	0.99	%(d)	(0.74	)%(d)	54%
Year ended 04/30/21	50.35	(0.46)	27.38	26.92	(4.77)	72.50	54.37		927,620	1.10		1.10		(0.71)		59
Year ended 04/30/20	49.68	(0.29)	5.71	5.42	(4.75)	50.35	11.31		572,351	1.19		1.19		(0.58)		38
Year ended 04/30/19	46.98	(0.34)	6.66	6.32	(3.62)	49.68	14.87		443,050	1.23		1.23		(0.71)		48
Year ended 04/30/18	39.78	(0.29)	9.31	9.02	(1.82)	46.98	22.94		377,444	1.27		1.28		(0.63)		47
Year ended 04/30/17	32.99	(0.23)	9.39	9.16	(2.37)	39.78	28.80		310,505	1.43		1.43		(0.65)		49
Class C
Six months ended 10/31/21	53.59	(0.40)	5.50	5.10	-	58.69	9.52	(e)	57,005	1.68	(d)(e)	1.68	(d)(e)	(1.43	)(d)(e)	54
Year ended 04/30/21	38.38	(0.72)	20.70	19.98	(4.77)	53.59	53.20	(e)	56,566	1.84	(e)	1.84	(e)	(1.45	)(e)	59
Year ended 04/30/20	39.21	(0.51)	4.43	3.92	(4.75)	38.38	10.47		32,723	1.94		1.94		(1.33)		38
Year ended 04/30/19	38.15	(0.57)	5.25	4.68	(3.62)	39.21	13.98		28,217	1.98		1.98		(1.46)		48
Year ended 04/30/18	32.84	(0.51)	7.64	7.13	(1.82)	38.15	22.02		39,954	2.02		2.03		(1.38)		47
Year ended 04/30/17	27.80	(0.42)	7.83	7.41	(2.37)	32.84	27.85		29,930	2.18		2.18		(1.40)		49
Class Y
Six months ended 10/31/21	74.39	(0.19)	7.66	7.47	-	81.86	10.04		69,705	0.74	(d)	0.74	(d)	(0.49	)(d)	54
Year ended 04/30/21	51.45	(0.31)	28.02	27.71	(4.77)	74.39	54.75		62,294	0.85		0.85		(0.46)		59
Year ended 04/30/20	50.55	(0.17)	5.82	5.65	(4.75)	51.45	11.57		36,341	0.94		0.94		(0.33)		38
Year ended 04/30/19	47.62	(0.22)	6.77	6.55	(3.62)	50.55	15.16		32,658	0.98		0.98		(0.46)		48
Year ended 04/30/18	40.21	(0.18)	9.41	9.23	(1.82)	47.62	23.22		27,364	1.02		1.03		(0.38)		47
Year ended 04/30/17	33.24	(0.14)	9.48	9.34	(2.37)	40.21	29.13		17,205	1.18		1.18		(0.40)		49
Investor Class
Six months ended 10/31/21	72.24	(0.23)	7.44	7.21	-	79.45	9.98	(f)	749,891	0.86	(d)(f)	0.86	(d)(f)	(0.61	)(d)(f)	54
Year ended 04/30/21	50.13	(0.39)	27.27	26.88	(4.77)	72.24	54.53	(f)	698,143	1.00	(f)	1.00	(f)	(0.61	)(f)	59
Year ended 04/30/20	49.44	(0.24)	5.68	5.44	(4.75)	50.13	11.41	(f)	483,563	1.09	(f)	1.09	(f)	(0.48	)(f)	38
Year ended 04/30/19	46.71	(0.28)	6.63	6.35	(3.62)	49.44	15.02	(f)	475,857	1.11	(f)	1.11	(f)	(0.59	)(f)	48
Year ended 04/30/18	39.53	(0.25)	9.25	9.00	(1.82)	46.71	23.03	(f)	447,456	1.19	(f)	1.20	(f)	(0.55	)(f)	47
Year ended 04/30/17	32.78	(0.21)	9.33	9.12	(2.37)	39.53	28.86	(f)	384,283	1.35	(f)	1.35	(f)	(0.57	)(f)	49
Class R5
Six months ended 10/31/21	89.51	(0.21)	9.22	9.01	-	98.52	10.07		986	0.70	(d)	0.70	(d)	(0.45	)(d)	54
Year ended 04/30/21	61.17	(0.32)	33.43	33.11	(4.77)	89.51	54.88		794	0.77		0.77		(0.38)		59
Year ended 04/30/20	59.18	(0.12)	6.86	6.74	(4.75)	61.17	11.74		267	0.81		0.81		(0.20)		38
Year ended 04/30/19	55.03	(0.16)	7.93	7.77	(3.62)	59.18	15.34		263	0.81		0.81		(0.29)		48
Year ended 04/30/18	46.14	(0.11)	10.82	10.71	(1.82)	55.03	23.44		163	0.85		0.85		(0.21)		47
Year ended 04/30/17	37.74	(0.05)	10.82	10.77	(2.37)	46.14	29.45		132	0.92		0.92		(0.14)		49
Class R6
Six months ended 10/31/21	89.60	(0.18)	9.23	9.05	-	98.65	10.10		2,089	0.64	(d)	0.64	(d)	(0.39	)(d)	54
Year ended 04/30/21	61.21	(0.29)	33.45	33.16	(4.77)	89.60	54.93		1,647	0.74		0.74		(0.35)		59
Year ended 04/30/20	59.20	(0.10)	6.86	6.76	(4.75)	61.21	11.77		545	0.77		0.77		(0.16)		38
Year ended 04/30/19	55.04	(0.15)	7.93	7.78	(3.62)	59.20	15.36		483	0.80		0.80		(0.28)		48
Year ended 04/30/18	46.14	(0.11)	10.83	10.72	(1.82)	55.04	23.47		42	0.85		0.85		(0.21)		47
Period ended 04/30/17(g)	44.75	(0.00)	1.39	1.39	—	46.14	3.10		10	0.89	(d)	0.89	(d)	(0.11	)(d)	49

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $50,768,823 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Technology Sector Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% and 0.99% for the six months ended October 31, 2021 and the year ended April 30,2021.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.12%, 0.15%, 0.15%, 0.13%, 0.17% and 0.17% for the six months ended October 31, 2021 and the years ended April 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Technology Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1– Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10	Invesco Technology Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions–Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

11	Invesco Technology Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.670%
Next $500 million	0.640%
Next $1 billion	0.520%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or nonroutine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $2,001.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

12	Invesco Technology Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $86,424 in front-end sales commissions from the sale of Class A shares and $3,259 and $1,420 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $27,400 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,850,010,505	$32,480,613	$–	$1,882,491,118

Money Market Funds	25,040,313	98,680,281	–	123,720,594

Total Investments	$1,875,050,818	$131,160,894	$–	$2,006,211,712

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,311.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

13	Invesco Technology Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $966,912,292 and $991,524,867, respectively. Cost of investments, including any derivatives, on a tax    basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$877,766,810

Aggregate unrealized (depreciation) of investments	(10,803,800)

Net unrealized appreciation of investments	$866,963,010

Cost of investments for tax purposes is $1,139,248,702.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	570,894	$42,428,686	2,424,624	$155,662,427

Class C	100,047	5,534,843	581,568	27,717,028

Class Y	91,274	7,056,391	328,857	22,058,618

Investor Class	118,584	8,863,388	393,364	25,231,915

Class R5	3,656	328,377	4,867	406,156

Class R6	8,359	776,264	18,141	1,545,267

Issued as reinvestment of dividends:
Class A	-	-	805,806	53,328,295

Class C	-	-	99,475	4,879,329

Class Y	-	-	47,373	3,213,783

Investor Class	-	-	638,359	42,074,205

Class R5	-	-	450	36,743

Class R6	-	-	669	54,649

Automatic conversion of Class C shares to Class A shares:
Class A	34,604	2,595,488	147,275	9,862,474

Class C	(46,901)	(2,595,488)	(197,768)	(9,862,474)

Reacquired:
Class A	(812,678)	(60,231,583)	(1,950,128)	(128,222,540)

Class C	(137,482)	(7,446,050)	(280,337)	(13,712,566)

Class Y	(77,175)	(5,863,324)	(245,149)	(16,646,388)

Investor Class	(344,334)	(25,585,910)	(1,013,391)	(65,689,841)

Class R5	(2,522)	(224,829)	(807)	(65,325)

Class R6	(5,564)	(506,123)	(9,341)	(790,015)

Net increase (decrease) in share activity	(499,238)	$(34,869,870)	1,793,907	$111,081,740

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14	Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,099.00	$5.24	$1,020.21	$5.04	0.99%
Class C	1,000.00	1,095.20	8.87	1,016.74	8.54	1.68
Class Y	1,000.00	1,100.40	3.92	1,021.48	3.77	0.74
Investor Class	1,000.00	1,099.80	4.55	1,020.87	4.38	0.86
Class R5	1,000.00	1,100.70	3.71	1,021.68	3.57	0.70
Class R6	1,000.00	1,101.00	3.39	1,021.98	3.26	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15	Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that the Fund’s peer group includes funds that are more narrowly focused on a sub-group or sub-groups of technology industries. The Board noted that overweight and underweight exposures to and security selection in certain technology industries negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

16	Invesco Technology Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco

Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

17	Invesco Technology Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-TEC-SAR-1

Semiannual Report to Shareholders	October 31, 2021

Invesco Value Opportunities Fund

Nasdaq:

A: VVOAX ∎ C: VVOCX ∎ R: VVORX ∎ Y: VVOIX ∎ R5: VVONX ∎ R6: VVOSX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/21 to 10/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.06%
Class C Shares	5.61
Class R Shares	5.91
Class Y Shares	6.20
Class R5 Shares	6.20
Class R6 Shares	6.25
S&P 500 Index▼ (Broad Market Index)	10.91
S&P 1500 Value Index▼ (Style-Specific Index)	4.66
Lipper Multi-Cap Value Funds Index∎ (Peer Group Index)	5.08
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The S&P 1500 Value Index tracks the performance of US large-, mid- and small-cap value stocks.

  The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Value Opportunities Fund

Average Annual Total Returns
As of 10/31/21, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	6.52%
10 Years	11.19
5 Years	13.28
1 Year	62.57

Class C Shares
Inception (6/25/01)	6.50%
10 Years	11.19
5 Years	13.77
1 Year	69.77

Class R Shares
Inception (5/23/11)	10.09%
10 Years	11.55
5 Years	14.30
1 Year	71.40

Class Y Shares
Inception (3/23/05)	7.21%
10 Years	12.11
5 Years	14.86
1 Year	72.47

Class R5 Shares
Inception (5/23/11)	10.85%
10 Years	12.31
5 Years	15.04
1 Year	72.40

Class R6 Shares
10 Years	12.05%
5 Years	15.03
1 Year	72.60

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.89%
Auto Parts & Equipment–2.09%
Dana, Inc.	854,768	$18,967,302

Building Products–0.02%
Builders FirstSource, Inc.(b)	1,600	93,232

Carlisle Cos., Inc.	400	89,168

		182,400

Construction & Engineering–4.00%
AECOM(b)	413,073	28,241,801

HOCHTIEF AG (Germany)	105,300	8,119,875

		36,361,676

Consumer Finance–0.03%
SLM Corp.	12,500	229,375

Distributors–1.77%
LKQ Corp.(b)	292,700	16,121,916

Diversified Banks–7.02%
Citigroup, Inc.	399,521	27,630,872

Wells Fargo & Co.	708,200	36,231,512

		63,862,384

Diversified Chemicals–3.61%
Huntsman Corp.(c)	1,007,700	32,830,866

Electrical Components & Equipment–0.50%
nVent Electric PLC	128,600	4,558,870

Electronic Manufacturing Services–0.49%
Jabil, Inc.	74,978	4,495,681

Food Distributors–3.01%
US Foods Holding Corp.(b)	789,800	27,382,366

Health Care Facilities–0.78%
Universal Health Services, Inc., Class B	57,500	7,135,750

Health Care Services–4.02%
Cigna Corp.	77,600	16,576,136

Fresenius Medical Care AG & Co. KGaA (Germany)	300,800	20,006,578

		36,582,714

Hotels, Resorts & Cruise Lines–7.70%
Booking Holdings, Inc.(b)	15,375	37,219,493

Hilton Grand Vacations, Inc.(b)	194,300	9,769,404

Norwegian Cruise Line Holdings Ltd.(b)(c)	42,500	1,093,100

Travel + Leisure Co.	404,400	21,975,096

		70,057,093

Household Products–1.55%
Energizer Holdings, Inc.	7,054	257,260

Spectrum Brands Holdings, Inc.(c)	147,171	13,797,281

		14,054,541

Human Resource & Employment Services–2.23%
ManpowerGroup, Inc.	209,700	20,267,505

	Shares	Value

Industrial Machinery–2.34%
Crane Co.	202,300	$20,893,544

Timken Co. (The)	6,100	432,795

		21,326,339

Integrated Oil & Gas–3.82%
BP PLC, ADR (United Kingdom)	502,600	14,469,854

Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	442,200	20,305,824

		34,775,678

Interactive Media & Services–2.37%
Baidu, Inc., A Shares (China)(b)	1,053,000	21,538,563

Internet & Direct Marketing Retail–2.07%
Alibaba Group Holding Ltd. (China)(b)	911,000	18,847,933

Investment Banking & Brokerage–4.28%
Goldman Sachs Group, Inc. (The)	94,200	38,937,570

Life & Health Insurance–5.82%
Athene Holding Ltd., Class A(b)	490,486	42,677,187

MetLife, Inc.	7,500	471,000

Prudential Financial, Inc.	88,800	9,772,440

		52,920,627

Managed Health Care–4.34%
Anthem, Inc.	47,600	20,712,188

Centene Corp.(b)	263,600	18,778,864

		39,491,052

Oil & Gas Equipment & Services–1.25%
Baker Hughes Co., Class A	453,600	11,376,288

Oil & Gas Exploration & Production–5.88%
Devon Energy Corp.	337,200	13,514,976

Diamondback Energy, Inc.	192,900	20,676,951

Pioneer Natural Resources Co.	103,004	19,259,688

		53,451,615

Oil & Gas Refining & Marketing–3.63%
Marathon Petroleum Corp.	371,800	24,512,774

Phillips 66	113,400	8,480,052

		32,992,826

Other Diversified Financial Services–2.51%
Equitable Holdings, Inc.	680,200	22,786,700

Paper Packaging–0.01%
Sealed Air Corp.	1,500	88,980

Regional Banks–5.72%
First Horizon Corp.	527,500	8,951,675

Huntington Bancshares, Inc.	2,033,529	32,007,746

Sterling Bancorp	435,100	11,073,295

		52,032,716

Research & Consulting Services–5.59%
CACI International, Inc., Class A(b)	59,682	17,166,930

KBR, Inc.(c)	571,100	24,237,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Opportunities Fund

	Shares	Value

Research & Consulting Services–(continued)
Nielsen Holdings PLC	467,100	$9,458,775

		50,863,189

Specialty Chemicals–1.85%
Axalta Coating Systems Ltd.(b)(c)	524,900	16,371,631

Element Solutions, Inc.	18,000	408,780

		16,780,411

Thrifts & Mortgage Finance–0.10%
MGIC Investment Corp.	28,158	455,033

Radian Group, Inc.	18,703	446,441

		901,474

Trading Companies & Distributors–8.49%
AerCap Holdings N.V. (Ireland)(b)	523,700	30,919,248

Air Lease Corp.	199,400	7,985,970

Univar Solutions, Inc.(b)	1,123,000	28,726,340

WESCO International, Inc.(b)	73,900	9,574,484

		77,206,042

Total Common Stocks & Other Equity Interests (Cost $657,352,652)		899,408,442

Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	6,079,221	6,079,221

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	4,252,911	$4,254,187

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	6,947,682	6,947,682

Total Money Market Funds (Cost $17,281,090)		17,281,090

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.79% (Cost $674,633,742)		916,689,532

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,316,974	2,316,974

Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,404,112	5,406,273

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,723,247)		7,723,247

TOTAL INVESTMENTS IN SECURITIES–101.64% (Cost $682,356,989)		924,412,779

OTHER ASSETS LESS LIABILITIES–(1.64)%		(14,888,271)

NET ASSETS–100.00%		$909,524,508

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,006,765	$43,095,106	$(48,022,650)	$-	$-	$6,079,221	$748
Invesco Liquid Assets Portfolio, Institutional Class	8,222,217	30,064,119	(34,031,980)	(1,621)	1,452	4,254,187	207
Invesco Treasury Portfolio, Institutional Class	12,579,160	49,251,549	(54,883,027)	-	-	6,947,682	332
Investments Purchased with Cash Collateral from
Securities on Loan:
Invesco Private Government Fund	-	15,467,036	(13,150,062)	-	-	2,316,974	118*
Invesco Private Prime Fund	-	32,129,850	(26,723,577)	-	-	5,406,273	1,623*
Total	$31,808,142	$170,007,660	$(176,811,296)	$(1,621)	$1,452	$25,004,337	$3,028

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2021

Financials	25.48%

Industrials	23.17

Energy	14.58

Consumer Discretionary	13.63

Health Care	9.14

Materials	5.47

Consumer Staples	4.56

Communication Services	2.37

Information Technology	0.49

Money Market Funds Plus Other Assets Less Liabilities	1.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $657,352,652)*	$899,408,442

Investments in affiliated money market funds, at value (Cost $25,004,337)	25,004,337

Foreign currencies, at value (Cost $794)	810

Receivable for:
Investments sold	5,175,245

Fund shares sold	581,926

Dividends	293,473

Investment for trustee deferred compensation and retirement plans	487,336

Other assets	55,387

Total assets	931,006,956

Liabilities:
Payable for:
Investments purchased	12,030,688

Fund shares reacquired	578,366

Collateral upon return of securities loaned	7,723,247

Accrued fees to affiliates	476,592

Accrued other operating expenses	154,863

Trustee deferred compensation and retirement plans	518,692

Total liabilities	21,482,448

Net assets applicable to shares outstanding	$909,524,508

Net assets consist of:
Shares of beneficial interest	$593,829,224

Distributable earnings	315,695,284

$909,524,508

Net Assets:
Class A	$759,289,546

Class C	$15,522,405

Class R	$11,510,957

Class Y	$60,442,205

Class R5	$559,665

Class R6	$62,199,730

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,290,857

Class C	916,354

Class R	635,988

Class Y	3,268,183

Class R5	29,976

Class R6	3,326,025

Class A: Net asset value per share	$18.39
Maximum offering price per share (Net asset value of $18.39 ÷ 94.50%)	$19.46

Class C: Net asset value and offering price per share	$16.94

Class R: Net asset value and offering price per share	$18.10

Class Y: Net asset value and offering price per share	$18.49

Class R5: Net asset value and offering price per share	$18.67

Class R6: Net asset value and offering price per share	$18.70

*	At October 31, 2021, securities with an aggregate value of $7,464,877were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $55,875)	$6,554,677

Dividends from affiliated money market funds (includes securities lending income of $2,256)	3,543

Total investment income	6,558,220

Expenses:

Advisory fees	2,995,352

Administrative services fees	65,751

Custodian fees	1,657

Distribution fees:
Class A	920,891

Class C	75,194

Class R	27,790

Transfer agent fees - A, C, R and Y	670,223

Transfer agent fees - R5	293

Transfer agent fees - R6	7,378

Trustees’ and officers’ fees and benefits	11,437

Registration and filing fees	59,666

Reports to shareholders	42,345

Professional services fees	20,859

Other	14,807

Total expenses	4,913,643

Less: Fees waived and/or expense offset arrangement(s)	(2,685)

Net expenses	4,910,958

Net investment income	1,647,262

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	66,357,314

Affiliated investment securities	1,452

Foreign currencies	(318)

66,358,448

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(17,576,661)

Affiliated investment securities	(1,621)

Foreign currencies	(707)

(17,578,989)

Net realized and unrealized gain	48,779,459

Net increase in net assets resulting from operations	$50,426,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2021 and the year ended April 30, 2021

(Unaudited)

	October 31, 2021	April 30, 2021

Operations:
Net investment income	$1,647,262	$3,033,396

Net realized gain	66,358,448	75,487,337

Change in net unrealized appreciation (depreciation)	(17,578,989)	317,394,096

Net increase in net assets resulting from operations	50,426,721	395,914,829

Distributions to shareholders from distributable earnings:
Class A	–	(1,438,862)

Class Y	–	(175,795)

Class R5	–	(3,771)

Class R6	–	(246,332)

Total distributions from distributable earnings	–	(1,864,760)

Share transactions-net:
Class A	(10,078,052)	(54,716,345)

Class C	1,869,704	(3,891,646)

Class R	502,248	(707,566)

Class Y	(23,605,164)	36,447,060

Class R5	(194,167)	(26,905)

Class R6	11,180,449	1,580,342

Net increase (decrease) in net assets resulting from share transactions	(20,324,982)	(21,315,060)

Net increase in net assets	30,101,739	372,735,009

Net assets:
Beginning of period	879,422,769	506,687,760

End of period	$909,524,508	$879,422,769

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/21	$17.34	$0.03	$1.02		$1.05	$-	$-	$-	$18.39	6.06%		$759,290	1.12	%(d)	1.12	%(d)	0.34	%(d)	19%
Year ended 04/30/21	9.44	0.06	7.87		7.93	(0.03)	-	(0.03)	17.34	84.15		726,801	1.22		1.22		0.45		62
Year ended 04/30/20	12.84	0.03	(3.18	)(e)	(3.15)	-	(0.25)	(0.25)	9.44	(25.02	)(e)	440,826	1.21		1.21		0.27		41
Year ended 04/30/19	14.24	0.00	0.18		0.18	-	(1.58)	(1.58)	12.84	3.58		658,685	1.21		1.21		0.02		51
Year ended 04/30/18	13.50	0.01	1.48		1.49	-	(0.75)	(0.75)	14.24	10.87		662,211	1.21		1.21		0.04		30
Year ended 04/30/17	11.60	0.01	2.05		2.06	(0.02)	(0.14)	(0.16)	13.50	17.81		645,216	1.26		1.27		0.07		33
Class C
Six months ended 10/31/21	16.04	(0.03)	0.93		0.90	-	-	-	16.94	5.61		15,522	1.87	(d)	1.87	(d)	(0.41	)(d)	19
Year ended 04/30/21	8.77	(0.02)	7.29		7.27	-	-	-	16.04	82.90	(f)	12,906	1.89	(f)	1.89	(f)	(0.22	)(f)	62
Year ended 04/30/20	12.02	(0.04)	(2.96	)(e)	(3.00)	-	(0.25)	(0.25)	8.77	(25.48	)(e)(f)	10,107	1.85	(f)	1.85	(f)	(0.37	)(f)	41
Year ended 04/30/19	13.54	(0.09)	0.15		0.06	-	(1.58)	(1.58)	12.02	2.83	(f)	17,027	1.92	(f)	1.92	(f)	(0.69	)(f)	51
Year ended 04/30/18	12.96	(0.09)	1.42		1.33	-	(0.75)	(0.75)	13.54	10.07	(f)	68,174	1.91	(f)	1.91	(f)	(0.66	)(f)	30
Year ended 04/30/17	11.20	(0.08)	1.98		1.90	-	(0.14)	(0.14)	12.96	17.00	(f)	82,590	1.97	(f)	1.98	(f)	(0.64	)(f)	33
Class R
Six months ended 10/31/21	17.09	0.01	1.00		1.01	-	-	-	18.10	5.91		11,511	1.37	(d)	1.37	(d)	0.09	(d)	19
Year ended 04/30/21	9.31	0.03	7.75		7.78	-	-	-	17.09	83.57		10,385	1.47		1.47		0.20		62
Year ended 04/30/20	12.69	0.00	(3.13	)(e)	(3.13)	-	(0.25)	(0.25)	9.31	(25.16	)(e)	6,362	1.46		1.46		0.02		41
Year ended 04/30/19	14.13	(0.03)	0.17		0.14	-	(1.58)	(1.58)	12.69	3.32		10,898	1.46		1.46		(0.23)		51
Year ended 04/30/18	13.43	(0.03)	1.48		1.45	-	(0.75)	(0.75)	14.13	10.63		12,955	1.46		1.46		(0.21)		30
Year ended 04/30/17	11.55	(0.02)	2.04		2.02	-	(0.14)	(0.14)	13.43	17.53		14,135	1.51		1.52		(0.18)		33
Class Y
Six months ended 10/31/21	17.42	0.05	1.02		1.07	-	-	-	18.49	6.14		60,442	0.87	(d)	0.87	(d)	0.59	(d)	19
Year ended 04/30/21	9.49	0.09	7.91		8.00	(0.07)	-	(0.07)	17.42	84.48		81,115	0.97		0.97		0.70		62
Year ended 04/30/20	12.86	0.06	(3.18	)(e)	(3.12)	-	(0.25)	(0.25)	9.49	(24.74	)(e)	23,760	0.96		0.96		0.52		41
Year ended 04/30/19	14.23	0.04	0.17		0.21	-	(1.58)	(1.58)	12.86	3.80		37,469	0.96		0.96		0.27		51
Year ended 04/30/18	13.46	0.04	1.48		1.52	-	(0.75)	(0.75)	14.23	11.13		39,323	0.96		0.96		0.29		30
Year ended 04/30/17	11.56	0.04	2.06		2.10	(0.06)	(0.14)	(0.20)	13.46	18.17		46,105	1.01		1.02		0.32		33
Class R5
Six months ended 10/31/21	17.58	0.06	1.03		1.09	-	-	-	18.67	6.20		560	0.81	(d)	0.81	(d)	0.65	(d)	19
Year ended 04/30/21	9.58	0.11	7.98		8.09	(0.09)	-	(0.09)	17.58	84.70		714	0.84		0.84		0.83		62
Year ended 04/30/20	12.95	0.08	(3.20	)(e)	(3.12)	-	(0.25)	(0.25)	9.58	(24.57	)(e)	406	0.80		0.80		0.68		41
Year ended 04/30/19	14.29	0.05	0.19		0.24	-	(1.58)	(1.58)	12.95	4.01		2,212	0.84		0.84		0.39		51
Year ended 04/30/18	13.50	0.06	1.48		1.54	-	(0.75)	(0.75)	14.29	11.25		2,439	0.84		0.84		0.41		30
Year ended 04/30/17	11.60	0.06	2.06		2.12	(0.08)	(0.14)	(0.22)	13.50	18.30		2,456	0.85		0.86		0.48		33
Class R6
Six months ended 10/31/21	17.60	0.06	1.04		1.10	-	-	-	18.70	6.25		62,200	0.74	(d)	0.74	(d)	0.72	(d)	19
Year ended 04/30/21	9.59	0.11	8.00		8.11	(0.10)	-	(0.10)	17.60	84.81		47,501	0.78		0.78		0.89		62
Year ended 04/30/20	12.97	0.09	(3.22	)(e)	(3.13)	-	(0.25)	(0.25)	9.59	(24.61	)(e)	25,226	0.75		0.75		0.73		41
Year ended 04/30/19	14.31	0.06	0.18		0.24	-	(1.58)	(1.58)	12.97	4.00		32,666	0.79		0.79		0.44		51
Year ended 04/30/18	13.50	0.08	1.48		1.56	-	(0.75)	(0.75)	14.31	11.40		28,305	0.77		0.77		0.48		30
Period ended 04/30/17(g)	13.60	0.01	(0.11)		(0.10)	-	-	-	13.50	(0.74)		10	0.76	(d)	0.76	(d)	0.57	(d)	33

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(3.28), $(3.06), $(3.23), $(3.28), $(3.30) and $(3.32) for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Total returns would have been lower.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.92%, 0.89%, 0.96%, 0.95% and 0.97% for the years ended April 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Opportunities Fund

Notes to Financial Statements

October 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations–Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income–Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Value Opportunities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12	Invesco Value Opportunities Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended October 31, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2021, the Adviser waived advisory fees of $2,073.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and

13	Invesco Value Opportunities Fund

Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2021, IDI advised the Fund that IDI retained $31,452 in front-end sales commissions from the sale of Class A shares and $1,139 and $1,078 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2021, the Fund incurred $4,093 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$830,895,493	$68,512,949	$-	$899,408,442
Money Market Funds	17,281,090	7,723,247	-	25,004,337
Total Investments	$848,176,583	$ 76,236,196	$-	$924,412,779

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $612.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14	Invesco Value Opportunities Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2021 was $167,122,731 and $187,947,952, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$253,454,340
Aggregate unrealized (depreciation) of investments	(13,983,767)
Net unrealized appreciation of investments	$239,470,573

Cost of investments for tax purposes is $ 684,942,206.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2021(a)		April 30, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,176,565	$38,645,230	2,870,748	$39,414,520

Class C	297,238	4,851,719	221,764	2,934,318

Class R	96,099	1,664,278	153,622	2,028,168

Class Y	2,413,493	42,732,763	2,822,923	45,071,238

Class R5	16	283	373	4,296

Class R6	1,098,503	19,539,444	969,048	13,100,519

Issued as reinvestment of dividends:
Class A	-	-	100,360	1,347,839

Class Y	-	-	11,097	149,592

Class R5	-	-	275	3,734

Class R6	-	-	17,601	239,545

Automatic conversion of Class C shares to Class A shares:
Class A	37,929	665,775	277,655	3,624,976

Class C	(41,117)	(665,775)	(299,635)	(3,624,976)

Reacquired:
Class A	(2,834,664)	(49,389,057)	(8,015,628)	(99,103,680)

Class C	(144,572)	(2,316,240)	(269,660)	(3,200,988)

Class R	(67,751)	(1,162,030)	(229,550)	(2,735,734)

Class Y	(3,801,942)	(66,337,927)	(682,026)	(8,773,770)

Class R5	(10,668)	(194,450)	(2,450)	(34,935)

Class R6	(471,094)	(8,358,995)	(919,591)	(11,759,722)

Net increase (decrease) in share activity	(1,251,965)	$(20,324,982)	(2,973,074)	$(21,315,060)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,060.60	$5.82	$1,019.56	$5.70	1.12%
Class C	1,000.00	1,056.10	9.69	1,015.78	9.50	1.87
Class R	1,000.00	1,059.10	7.11	1,018.30	6.97	1.37
Class Y	1,000.00	1,062.00	4.52	1,020.82	4.43	0.87
Class R5	1,000.00	1,062.00	4.21	1,021.12	4.13	0.81
Class R6	1,000.00	1,062.50	3.85	1,021.48	3.77	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2021 through October 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Value Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.

(collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P 1500® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period. The Board noted that the Fund’s overweight and underweight exposures to certain sectors detracted from Fund performance and also discussed how the market environment for the Fund’s value investing style impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual

17	Invesco Value Opportunities Fund

management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most

Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco Value Opportunities Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-VOPP-SAR-1

ITEM 2.            CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM	6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of December 20, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 20, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	January 6, 2022